BNY Mellon Core Bond ETF
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Asset-Backed Securities — .4%
Asset-Backed Certificates — .1%
CNH Equipment Trust, Ser. 2023-A, Cl. A4	4.77	10/15/2030	100,000	101,054
CNH Equipment Trust, Ser. 2025-B, Cl. A3	4.30	10/15/2030	150,000	151,002
Verizon Master Trust, Ser. 2023-7, Cl. A1A	5.67	11/20/2029	370,000	375,445
Verizon Master Trust, Ser. 2024-3, Cl. A1A	5.34	4/22/2030	125,000	127,263
Verizon Master Trust, Ser. 2024-6, Cl. A1A	4.17	8/20/2030	250,000	251,293
				1,006,057
Asset-Backed Certificates/Auto Receivables — .2%
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. B	5.84	7/18/2029	150,000	152,720
AmeriCredit Automobile Receivables Trust, Ser. 2023-2, Cl. C	6.00	7/18/2029	400,000	410,942
BMW Vehicle Lease Trust, Ser. 2025-1, Cl. A3	4.43	6/26/2028	150,000	151,202
CarMax Auto Owner Trust, Ser. 2024-1, Cl. A4	4.94	8/15/2029	150,000	152,620
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A3	4.07	7/15/2029	200,000	200,733
Ford Credit Auto Owner Trust, Ser. 2024-C, Cl. A4	4.11	7/15/2030	200,000	200,933
GM Financial Automobile Leasing Trust, Ser. 2025-3, Cl. A4	4.20	8/20/2029	500,000	503,155
Honda Auto Receivables Owner Trust, Ser. 2023-4, Cl. A4	5.66	2/21/2030	115,000	117,361
Honda Auto Receivables Owner Trust, Ser. 2025-2, Cl. A3	4.15	10/15/2029	100,000	100,525
Honda Auto Receivables Owner Trust, Ser. 2025-4, Cl. A3	3.98	6/17/2030	400,000	401,621
Hyundai Auto Receivables Trust, Ser. 2023-B, Cl. A4	5.31	8/15/2029	296,000	300,604
Hyundai Auto Receivables Trust, Ser. 2025-A, Cl. A3	4.32	10/15/2029	200,000	201,344
Mercedes-Benz Auto Lease Trust, Ser. 2025-A, Cl. A4	4.69	2/18/2031	150,000	152,379
Nissan Auto Lease Trust, Ser. 2024-B, Cl. A3	4.92	11/15/2027	270,000	272,577
Santander Drive Auto Receivables Trust, Ser. 2025-3, Cl. A3	4.38	1/15/2030	200,000	201,077
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. A3	4.17	4/15/2030	450,000	451,747
Toyota Auto Receivables Owner Trust, Ser. 2024-A, Cl. A4	4.77	4/16/2029	200,000	203,269
Toyota Auto Receivables Owner Trust, Ser. 2025-B, Cl. A3	4.34	11/15/2029	300,000	302,423
World Omni Auto Receivables Trust, Ser. 2025-B, Cl. A3	4.34	9/16/2030	200,000	200,887
World Omni Select Auto Trust, Ser. 2024-A, Cl. B	5.18	6/17/2030	80,000	81,064
				4,759,183
Asset-Backed Certificates/Credit Cards — .1%
American Express Credit Account Master Trust, Ser. 2023-2, Cl. A	4.80	5/15/2030	100,000	102,189
American Express Credit Account Master Trust, Ser. 2023-4, Cl. A	5.15	9/16/2030	500,000	516,297
American Express Credit Account Master Trust, Ser. 2025-3, Cl. A	4.51	4/15/2032	300,000	305,708
American Express Credit Account Master Trust, Ser. 2025-5, Cl. A	4.51	7/15/2032	100,000	101,937
BA Credit Card Trust, Ser. 2025-A1, Cl. A	4.31	5/15/2030	325,000	328,723
Capital One Multi-Asset Execution Trust, Ser. 2025-A3, Cl. A	4.65	10/15/2037	100,000	99,654
Chase Issuance Trust, Ser. 2024-A2, Cl. A	4.63	1/15/2031	650,000	664,330
Citibank Credit Card Issuance Trust, Ser. 2007-A3, Cl. A3	6.15	6/15/2039	100,000	111,098
Synchrony Card Funding LLC, Ser. 2024-A2, Cl. A	4.93	7/15/2030	250,000	252,933
WF Card Issuance Trust, Ser. 2024-A1, Cl. A	4.94	2/15/2029	200,000	202,474
				2,685,343
Total Asset-Backed Securities (cost $8,432,149)				8,450,583
Commercial Mortgage-Backed — .7%
Commercial Mortgage Pass-Through Certificates — .7%
Bank Trust, Ser. 2017-BNK6, Cl. A4	3.25	7/15/2060	45,110	44,646
Bank Trust, Ser. 2018-BN10, Cl. A5	3.69	2/15/2061	93,000	92,201
Bank Trust, Ser. 2018-BN11, Cl. A2	3.78	3/15/2061	188,258	186,419

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
Bank Trust, Ser. 2018-BN12, Cl. A3	3.99	5/15/2061	80,000	79,513
Bank Trust, Ser. 2019-BN16, Cl. A4	4.01	2/15/2052	85,000	84,305
Bank Trust, Ser. 2019-BN18, Cl. A4	3.58	5/15/2062	1,593,000	1,533,945
Bank Trust, Ser. 2019-BN21, Cl. A5	2.85	10/17/2052	50,000	47,522
Bank Trust, Ser. 2020-BN25, Cl. A5	2.65	1/15/2063	120,000	112,263
Bank Trust, Ser. 2020-BN30, Cl. A4	1.93	12/15/2053	60,000	53,169
Bank Trust, Ser. 2021-BN31, Cl. A4	2.04	2/15/2054	150,000	133,648
Bank Trust, Ser. 2021-BN37, Cl. A4	2.37	11/15/2064	100,000	88,634
Bank Trust, Ser. 2023-BNK46, Cl. A4	5.75	8/15/2056	200,000	212,338
BANK5 Trust, Ser. 2023-5YR1, Cl. A3	6.26	4/15/2056	110,000	114,022
BANK5 Trust, Ser. 2024-5YR8, Cl. A3	5.88	8/15/2057	200,000	209,300
BANK5 Trust, Ser. 2025-5YR18, Cl. A3	5.15	12/15/2058	500,000	514,262
Barclays Commercial Mortgage Trust, Ser. 2019-C4, Cl. A5	2.92	8/15/2052	25,000	23,870
BBCMS Mortgage Trust, Ser. 2018-C2, Cl. A4	4.05	12/15/2051	85,000	84,683
BBCMS Mortgage Trust, Ser. 2020-C6, Cl. A4	2.64	2/15/2053	60,000	56,069
BBCMS Mortgage Trust, Ser. 2021-C12, Cl. A5	2.69	11/15/2054	400,000	359,666
BBCMS Mortgage Trust, Ser. 2021-C9, Cl. A5	2.30	2/15/2054	150,000	135,443
BBCMS Mortgage Trust, Ser. 2022-C18, Cl. A5	5.71	12/15/2055	100,000	104,970
BBCMS Mortgage Trust, Ser. 2023-C20, Cl. A3	5.99	7/15/2056	1,000,000	1,024,838
Benchmark Mortgage Trust, Ser. 2018-B2, Cl. A4	3.61	2/15/2051	50,000	49,642
Benchmark Mortgage Trust, Ser. 2019-B14, Cl. B	3.49	12/15/2062	200,000	162,749
Benchmark Mortgage Trust, Ser. 2020-B16, Cl. AM	2.94	2/15/2053	180,000	164,395
Benchmark Mortgage Trust, Ser. 2020-B21, Cl. A5	1.98	12/17/2053	450,000	399,307
Benchmark Mortgage Trust, Ser. 2020-IG1, Cl. AS	2.91	9/15/2043	50,000	42,679
Benchmark Mortgage Trust, Ser. 2021-B27, Cl. A5	2.39	7/15/2054	120,000	107,420
Benchmark Mortgage Trust, Ser. 2021-B30, Cl. A5	2.58	11/15/2054	125,000	112,477
Benchmark Mortgage Trust, Ser. 2021-B31, Cl. A5	2.67	12/15/2054	200,000	179,779
Benchmark Mortgage Trust, Ser. 2022-B32, Cl. A5	3.00	1/15/2055	150,000	135,134
Benchmark Mortgage Trust, Ser. 2022-B34, Cl. A5	3.79	4/15/2055	250,000	234,123
Benchmark Mortgage Trust, Ser. 2022-B35, Cl. A5	4.44	5/15/2055	240,000	236,541
Benchmark Mortgage Trust, Ser. 2023-V2, Cl. A2	5.36	5/15/2055	260,000	265,156
Benchmark Mortgage Trust, Ser. 2024-V7, Cl. A3	6.23	5/15/2056	330,000	348,338
Benchmark Mortgage Trust, Ser. 2024-V8, Cl. A3	6.19	7/15/2057	350,000	369,795
Benchmark Mortgage Trust, Ser. 2025-V14, Cl. A3	5.18	4/15/2057	775,000	795,611
BMO Mortgage Trust, Ser. 2023-C4, Cl. A5	5.12	2/15/2056	50,000	51,060
BMO Mortgage Trust, Ser. 2024-5C4, Cl. A3	6.53	5/15/2057	200,000	212,143
BMO Mortgage Trust, Ser. 2024-C8, Cl. A5	5.60	3/15/2057	300,000	314,895
BMO Mortgage Trust, Ser. 2025-5C9, Cl. A3	5.78	4/15/2058	200,000	209,422
Citigroup Commercial Mortgage Trust, Ser. 2017-C4, Cl. A4	3.47	10/12/2050	125,000	123,859
COMM Mortgage Trust, Ser. 2019-GC44, Cl. A5	2.95	8/15/2057	200,000	189,548
CSAIL Commercial Mortgage Trust, Ser. 2017-C8, Cl. A4	3.39	6/15/2050	1,000,000	985,414
CSAIL Commercial Mortgage Trust, Ser. 2018-CX11, Cl. A4	3.77	4/15/2051	32,439	32,254
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A3	3.21	11/10/2050	80,000	79,005
GS Mortgage Securities Trust, Ser. 2017-GS8, Cl. A4	3.47	11/10/2050	25,000	24,701
GS Mortgage Securities Trust, Ser. 2020-GC45, Cl. AAB	2.84	2/13/2053	142,599	139,215
GS Mortgage Securities Trust, Ser. 2020-GSA2, Cl. A5	2.01	12/12/2053	100,000	89,516
JPMCC Commercial Mortgage Securities Trust, Ser. 2017-JP6, Cl. A4	3.22	7/15/2050	100,000	98,995
JPMCC Commercial Mortgage Securities Trust, Ser. 2019-COR5, Cl. A4	3.39	6/13/2052	400,000	383,378
Morgan Stanley Capital I Trust, Ser. 2017-H1, Cl. A5	3.53	6/15/2050	990,000	980,961
Morgan Stanley Capital I Trust, Ser. 2020-L4, Cl. A3	2.70	2/15/2053	100,000	93,615

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Commercial Mortgage-Backed — .7% (continued)
Commercial Mortgage Pass-Through Certificates — .7% (continued)
UBS Commercial Mortgage Trust, Ser. 2017-C7, Cl. A3	3.42	12/15/2050	46,865	46,404
UBS Commercial Mortgage Trust, Ser. 2018-C12, Cl. A4	4.03	8/15/2051	400,000	397,959
UBS Commercial Mortgage Trust, Ser. 2018-C8, Cl. A3	3.72	2/15/2051	24,006	23,808
UBS Commercial Mortgage Trust, Ser. 2019-C16, Cl. A4	3.60	4/15/2052	75,000	73,440
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A3	3.21	11/15/2050	250,000	246,178
Wells Fargo Commercial Mortgage Trust, Ser. 2017-C41, Cl. A4	3.47	11/15/2050	210,000	207,269
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C50, Cl. A5	3.73	5/15/2052	150,000	147,100
Wells Fargo Commercial Mortgage Trust, Ser. 2019-C54, Cl. A4	3.15	12/15/2052	600,000	574,054
Wells Fargo Commercial Mortgage Trust, Ser. 2020-C55, Cl. A5	2.73	2/15/2053	100,000	94,152
Wells Fargo Commercial Mortgage Trust, Ser. 2021-C61, Cl. A4	2.66	11/15/2054	150,000	135,270
Wells Fargo Commercial Mortgage Trust, Ser. 2024-5C1, Cl. A2	5.45	7/15/2057	225,000	231,902
Wells Fargo Commercial Mortgage Trust, Ser. 2025-C64, Cl. A5	5.65	2/15/2058	154,000	162,783
Total Commercial Mortgage-Backed (cost $14,875,008)				15,247,172
Corporate Bonds and Notes — 25.1%
Advertising — .0%
Omnicom Group, Inc., Sr. Unscd. Notes	2.60	8/1/2031	190,000	172,645
Omnicom Group, Inc., Sr. Unscd. Notes	3.38	3/1/2041	60,000	45,351
Omnicom Group, Inc., Sr. Unscd. Notes	4.75	3/30/2030	20,000	20,191
Omnicom Group, Inc., Sr. Unscd. Notes	5.40	10/1/2048	40,000	36,568
				274,755
Aerospace & Defense — .5%
GE Capital International Funding Co. Unlimited Co., Gtd. Notes	4.42	11/15/2035	450,000	437,765
General Dynamics Corp., Gtd. Notes	3.50	4/1/2027	40,000	39,927
General Dynamics Corp., Gtd. Notes	3.75	5/15/2028	246,000	246,393
General Dynamics Corp., Gtd. Notes	4.25	4/1/2050	141,000	118,717
HEICO Corp., Gtd. Notes	5.35	8/1/2033	220,000	227,598
Hexcel Corp., Sr. Unscd. Notes	4.20	2/15/2027	100,000	99,802
Hexcel Corp., Sr. Unscd. Notes	5.88	2/26/2035	50,000	52,473
Howmet Aerospace, Inc., Sr. Unscd. Notes	3.00	1/15/2029	39,000	37,924
L3Harris Technologies, Inc., Sr. Unscd. Notes	2.90	12/15/2029	165,000	157,562
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,790
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.40	6/15/2028	100,000	100,715
L3Harris Technologies, Inc., Sr. Unscd. Notes	4.85	4/27/2035	100,000	99,569
L3Harris Technologies, Inc., Sr. Unscd. Notes	5.60	7/31/2053	200,000	199,017
Lockheed Martin Corp., Sr. Unscd. Notes	3.80	3/1/2045	90,000	72,386
Lockheed Martin Corp., Sr. Unscd. Notes	4.07	12/15/2042	75,000	64,280
Lockheed Martin Corp., Sr. Unscd. Notes	4.09	9/15/2052	100,000	79,501
Lockheed Martin Corp., Sr. Unscd. Notes	4.15	6/15/2053	315,000	252,399
Lockheed Martin Corp., Sr. Unscd. Notes	4.50	5/15/2036	125,000	122,717
Lockheed Martin Corp., Sr. Unscd. Notes	4.75	2/15/2034	524,000	530,396
Lockheed Martin Corp., Sr. Unscd. Notes	5.00	8/15/2035	30,000	30,551
Lockheed Martin Corp., Sr. Unscd. Notes	5.20	2/15/2055	160,000	151,002
Lockheed Martin Corp., Sr. Unscd. Notes(a)	5.25	1/15/2033	100,000	105,202
Lockheed Martin Corp., Sr. Unscd. Notes	5.70	11/15/2054	317,000	321,196
Lockheed Martin Corp., Sr. Unscd. Notes, Ser. B	6.15	9/1/2036	50,000	55,510
Northrop Grumman Corp., Sr. Unscd. Notes	3.20	2/1/2027	15,000	14,916
Northrop Grumman Corp., Sr. Unscd. Notes	3.25	1/15/2028	235,000	232,146
Northrop Grumman Corp., Sr. Unscd. Notes	4.03	10/15/2047	110,000	88,845
Northrop Grumman Corp., Sr. Unscd. Notes	4.40	5/1/2030	88,000	88,642

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Aerospace & Defense — .5% (continued)
Northrop Grumman Corp., Sr. Unscd. Notes	4.75	6/1/2043	35,000	32,407
Northrop Grumman Corp., Sr. Unscd. Notes	4.90	6/1/2034	40,000	40,506
Northrop Grumman Corp., Sr. Unscd. Notes	4.95	3/15/2053	350,000	317,726
Northrop Grumman Corp., Sr. Unscd. Notes	5.05	11/15/2040	50,000	49,549
Northrop Grumman Corp., Sr. Unscd. Notes	5.15	5/1/2040	38,000	37,925
Northrop Grumman Corp., Sr. Unscd. Notes	5.25	5/1/2050	79,000	75,239
RTX Corp., Sr. Unscd. Bonds	4.15	5/15/2045	130,000	108,863
RTX Corp., Sr. Unscd. Notes	1.90	9/1/2031	75,000	66,033
RTX Corp., Sr. Unscd. Notes	2.38	3/15/2032	102,000	90,951
RTX Corp., Sr. Unscd. Notes	2.82	9/1/2051	130,000	81,546
RTX Corp., Sr. Unscd. Notes	3.03	3/15/2052	100,000	65,241
RTX Corp., Sr. Unscd. Notes	4.05	5/4/2047	200,000	162,114
RTX Corp., Sr. Unscd. Notes	4.13	11/16/2028	452,000	454,064
RTX Corp., Sr. Unscd. Notes	4.35	4/15/2047	305,000	258,688
RTX Corp., Sr. Unscd. Notes	4.45	11/16/2038	300,000	281,764
RTX Corp., Sr. Unscd. Notes	4.50	6/1/2042	27,000	24,431
RTX Corp., Sr. Unscd. Notes	4.80	12/15/2043	36,000	33,235
RTX Corp., Sr. Unscd. Notes	5.38	2/27/2053	50,000	48,054
RTX Corp., Sr. Unscd. Notes	5.75	1/15/2029	55,000	57,644
RTX Corp., Sr. Unscd. Notes	6.00	3/15/2031	107,000	115,146
RTX Corp., Sr. Unscd. Notes	6.10	3/15/2034	276,000	301,254
The Boeing Company, Sr. Unscd. Notes	2.70	2/1/2027	668,000	659,804
The Boeing Company, Sr. Unscd. Notes	3.25	2/1/2028	727,000	716,215
The Boeing Company, Sr. Unscd. Notes	3.60	5/1/2034	560,000	509,685
The Boeing Company, Sr. Unscd. Notes	3.63	3/1/2048	135,000	96,666
The Boeing Company, Sr. Unscd. Notes	3.75	2/1/2050	100,000	73,121
The Boeing Company, Sr. Unscd. Notes	3.83	3/1/2059	145,000	100,841
The Boeing Company, Sr. Unscd. Notes	3.85	11/1/2048	125,000	92,726
The Boeing Company, Sr. Unscd. Notes	3.95	8/1/2059	95,000	67,294
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	515,000	508,127
The Boeing Company, Sr. Unscd. Notes	5.88	2/15/2040	55,000	56,703
The Boeing Company, Sr. Unscd. Notes	5.93	5/1/2060	200,000	196,870
The Boeing Company, Sr. Unscd. Notes	6.13	2/15/2033	135,000	145,859
The Boeing Company, Sr. Unscd. Notes	6.63	2/15/2038	182,000	202,566
				10,256,798
Agriculture — .3%
Altria Group, Inc., Gtd. Notes	2.45	2/4/2032	120,000	106,279
Altria Group, Inc., Gtd. Notes	3.40	5/6/2030	450,000	433,845
Altria Group, Inc., Gtd. Notes	3.40	2/4/2041	215,000	165,709
Altria Group, Inc., Gtd. Notes	4.25	8/9/2042	270,000	225,589
Altria Group, Inc., Gtd. Notes	4.45	5/6/2050	172,000	137,352
Altria Group, Inc., Gtd. Notes	4.50	5/2/2043	44,000	37,511
Altria Group, Inc., Gtd. Notes	5.25	8/6/2035	100,000	100,935
Altria Group, Inc., Gtd. Notes	5.95	2/14/2049	180,000	179,433
BAT Capital Corp., Gtd. Notes	2.26	3/25/2028	25,000	24,100
BAT Capital Corp., Gtd. Notes	2.73	3/25/2031	350,000	322,855
BAT Capital Corp., Gtd. Notes	3.73	9/25/2040	75,000	60,752
BAT Capital Corp., Gtd. Notes	4.39	8/15/2037	270,000	247,616
BAT Capital Corp., Gtd. Notes	4.54	8/15/2047	225,000	186,554
BAT Capital Corp., Gtd. Notes	4.70	4/2/2027	231,000	232,628

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Agriculture — .3% (continued)
BAT Capital Corp., Gtd. Notes	4.76	9/6/2049	176,000	148,591
BAT Capital Corp., Gtd. Notes	5.28	4/2/2050	108,000	97,514
BAT Capital Corp., Gtd. Notes	6.25	8/15/2055	510,000	525,422
BAT International Finance PLC, Gtd. Notes	5.93	2/2/2029	250,000	262,402
Bunge Ltd. Finance Corp., Gtd. Notes	3.75	9/25/2027	109,000	108,674
Bunge Ltd. Finance Corp., Gtd. Notes	5.15	8/4/2035	100,000	101,418
Philip Morris International, Inc., Sr. Unscd. Notes	2.10	5/1/2030	100,000	91,695
Philip Morris International, Inc., Sr. Unscd. Notes	3.13	3/2/2028	40,000	39,398
Philip Morris International, Inc., Sr. Unscd. Notes	3.38	8/15/2029	140,000	136,764
Philip Morris International, Inc., Sr. Unscd. Notes	3.88	8/21/2042	101,000	83,087
Philip Morris International, Inc., Sr. Unscd. Notes	4.13	3/4/2043	90,000	76,337
Philip Morris International, Inc., Sr. Unscd. Notes	4.38	11/15/2041	140,000	124,138
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	2/15/2028	465,000	473,543
Philip Morris International, Inc., Sr. Unscd. Notes	4.88	11/15/2043	100,000	92,200
Philip Morris International, Inc., Sr. Unscd. Notes	5.13	11/17/2027	140,000	142,925
Philip Morris International, Inc., Sr. Unscd. Notes	5.38	2/15/2033	750,000	779,881
Philip Morris International, Inc., Sr. Unscd. Notes	5.63	9/7/2033	90,000	95,142
Reynolds American, Inc., Gtd. Notes	5.85	8/15/2045	398,000	391,577
Reynolds American, Inc., Gtd. Notes	6.15	9/15/2043	25,000	25,579
				6,257,445
Airlines — .0%
American Airlines Pass-Through Trust, Ser. 2015-1, Cl. A	3.38	5/1/2027	4,741	4,669
American Airlines Pass-Through Trust, Ser. 2016-2, Cl. AA	3.20	6/15/2028	35,070	34,249
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	29,563	29,014
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	133,669	129,551
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038	50,000	49,407
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	26,913	25,664
Southwest Airlines Co., Sr. Unscd. Notes	2.63	2/10/2030	75,000	69,790
United Airlines Pass-Through Trust, Ser. 2018-1, Cl. AA	3.50	3/1/2030	65,060	63,796
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	150,254	157,117
				563,257
Automobiles & Components — .6%
American Honda Finance Corp., Sr. Unscd. Notes	2.25	1/12/2029	131,000	124,460
American Honda Finance Corp., Sr. Unscd. Notes	4.25	9/1/2028	50,000	50,300
American Honda Finance Corp., Sr. Unscd. Notes	4.60	4/17/2030	100,000	100,985
American Honda Finance Corp., Sr. Unscd. Notes	4.70	1/12/2028	15,000	15,219
American Honda Finance Corp., Sr. Unscd. Notes	5.13	7/7/2028	90,000	92,319
American Honda Finance Corp., Sr. Unscd. Notes	5.15	7/9/2032	300,000	307,979
American Honda Finance Corp., Sr. Unscd. Notes	5.65	11/15/2028	85,000	88,607
American Honda Finance Corp., Sr. Unscd. Notes	5.85	10/4/2030	436,000	462,162
Aptiv Swiss Holdings Ltd., Gtd. Notes	4.15	5/1/2052	260,000	200,069
BorgWarner, Inc., Sr. Unscd. Notes	4.38	3/15/2045	50,000	41,763
Cummins, Inc., Sr. Unscd. Notes	2.60	9/1/2050	50,000	30,335
Cummins, Inc., Sr. Unscd. Notes	4.88	10/1/2043	65,000	61,912
Cummins, Inc., Sr. Unscd. Notes	4.90	2/20/2029	150,000	154,168
Cummins, Inc., Sr. Unscd. Notes	5.15	2/20/2034	200,000	205,947
Cummins, Inc., Sr. Unscd. Notes	5.30	5/9/2035	300,000	309,852
Ford Motor Co., Sr. Unscd. Notes	3.25	2/12/2032	998,000	888,873
Ford Motor Co., Sr. Unscd. Notes	4.75	1/15/2043	60,000	48,091
Ford Motor Co., Sr. Unscd. Notes	6.10	8/19/2032	100,000	103,981

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Automobiles & Components — .6% (continued)
Ford Motor Co., Sr. Unscd. Notes	7.45	7/16/2031	127,000	141,146
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	3.82	11/2/2027	200,000	197,897
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.13	8/17/2027	585,000	582,184
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.95	5/28/2027	50,000	50,286
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.87	10/31/2035	50,000	49,730
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.05	11/5/2031	275,000	283,996
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.53	3/19/2032	250,000	263,535
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	6.80	5/12/2028	400,000	418,472
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	7.12	11/7/2033	700,000	756,729
General Motors Co., Sr. Unscd. Notes	4.20	10/1/2027	115,000	115,201
General Motors Co., Sr. Unscd. Notes	5.15	4/1/2038	212,000	204,353
General Motors Co., Sr. Unscd. Notes(a)	5.60	10/15/2032	750,000	783,585
General Motors Co., Sr. Unscd. Notes	5.95	4/1/2049	173,000	168,563
General Motors Co., Sr. Unscd. Notes	6.25	4/15/2035	300,000	318,385
General Motors Co., Sr. Unscd. Notes	6.75	4/1/2046	31,000	33,248
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	2/26/2027	265,000	260,365
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.35	1/8/2031	445,000	401,160
General Motors Financial Co., Inc., Sr. Unscd. Notes	2.70	6/10/2031	270,000	245,551
General Motors Financial Co., Inc., Sr. Unscd. Notes	3.60	6/21/2030	50,000	48,252
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.00	4/9/2027	95,000	95,932
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.80	6/23/2028	371,000	384,354
General Motors Financial Co., Inc., Sr. Unscd. Notes	6.00	1/9/2028	122,000	126,103
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.53	3/10/2027	415,000	409,053
Honda Motor Co. Ltd., Sr. Unscd. Notes	2.97	3/10/2032	55,000	50,319
Lear Corp., Sr. Unscd. Notes	3.50	5/30/2030	108,000	103,927
Lear Corp., Sr. Unscd. Notes	5.25	5/15/2049	45,000	41,044
Magna International, Inc., Sr. Unscd. Notes(a)	2.45	6/15/2030	20,000	18,551
Magna International, Inc., Sr. Unscd. Notes	5.50	3/21/2033	65,000	67,659
Magna International, Inc., Sr. Unscd. Notes	5.88	6/1/2035	300,000	316,121
Mercedes-Benz Finance North America LLC, Gtd. Notes	8.50	1/18/2031	155,000	183,075
PACCAR Financial Corp., Sr. Unscd. Notes	4.00	8/8/2028	50,000	50,250
PACCAR Financial Corp., Sr. Unscd. Notes	4.55	3/3/2028	400,000	406,391
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2028	85,000	87,489
Toyota Motor Corp., Sr. Unscd. Notes	5.12	7/13/2033	275,000	284,707
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.65	1/10/2031	140,000	123,864
Toyota Motor Credit Corp., Sr. Unscd. Notes	1.90	9/12/2031	73,000	64,196
Toyota Motor Credit Corp., Sr. Unscd. Notes	3.05	3/22/2027	130,000	129,027
Toyota Motor Credit Corp., Sr. Unscd. Notes	4.45	6/29/2029	70,000	70,935
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.05	5/16/2029	676,000	697,335
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.10	3/21/2031	580,000	601,579
Toyota Motor Credit Corp., Sr. Unscd. Notes	5.55	11/20/2030	50,000	52,846
				12,974,417
Banks — 5.3%
Australia & New Zealand Banking Group Ltd., Sr. Unscd. Notes	4.90	7/16/2027	500,000	508,000
Banco Santander SA, Sr. Bonds	5.44	7/15/2031	200,000	209,490
Banco Santander SA, Sr. Notes	4.25	4/11/2027	510,000	510,900
Banco Santander SA, Sr. Notes	4.55	11/6/2030	400,000	400,259
Banco Santander SA, Sr. Notes	5.13	11/6/2035	200,000	199,709
Banco Santander SA, Sr. Notes	5.29	8/18/2027	368,000	374,566
Banco Santander SA, Sr. Notes	5.54	3/14/2030	200,000	207,150

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
Banco Santander SA, Sr. Notes	5.59	8/8/2028	400,000	414,632
Banco Santander SA, Sub. Notes	6.92	8/8/2033	200,000	220,782
Bank of America Corp., Sr. Unscd. Notes	1.90	7/23/2031	200,000	179,977
Bank of America Corp., Sr. Unscd. Notes	1.92	10/24/2031	115,000	102,871
Bank of America Corp., Sr. Unscd. Notes	2.09	6/14/2029	325,000	310,478
Bank of America Corp., Sr. Unscd. Notes	2.30	7/21/2032	200,000	178,660
Bank of America Corp., Sr. Unscd. Notes	2.50	2/13/2031	310,000	288,901
Bank of America Corp., Sr. Unscd. Notes	2.57	10/20/2032	430,000	387,910
Bank of America Corp., Sr. Unscd. Notes	2.69	4/22/2032	476,000	436,451
Bank of America Corp., Sr. Unscd. Notes	2.83	10/24/2051	70,000	44,299
Bank of America Corp., Sr. Unscd. Notes	2.88	10/22/2030	240,000	228,807
Bank of America Corp., Sr. Unscd. Notes	2.97	2/4/2033	265,000	242,243
Bank of America Corp., Sr. Unscd. Notes	2.97	7/21/2052	315,000	205,583
Bank of America Corp., Sr. Unscd. Notes	3.19	7/23/2030	150,000	145,060
Bank of America Corp., Sr. Unscd. Notes	3.25	10/21/2027	50,000	49,592
Bank of America Corp., Sr. Unscd. Notes	3.31	4/22/2042	830,000	649,266
Bank of America Corp., Sr. Unscd. Notes	3.59	7/21/2028	150,000	149,081
Bank of America Corp., Sr. Unscd. Notes	3.71	4/24/2028	143,000	142,455
Bank of America Corp., Sr. Unscd. Notes	3.95	1/23/2049	50,000	39,764
Bank of America Corp., Sr. Unscd. Notes	3.97	2/7/2030	236,000	234,861
Bank of America Corp., Sr. Unscd. Notes	4.08	4/23/2040	90,000	79,636
Bank of America Corp., Sr. Unscd. Notes	4.08	3/20/2051	170,000	135,865
Bank of America Corp., Sr. Unscd. Notes	4.27	7/23/2029	454,000	455,955
Bank of America Corp., Sr. Unscd. Notes	4.33	3/15/2050	283,000	237,770
Bank of America Corp., Sr. Unscd. Notes	4.38	4/27/2028	390,000	391,655
Bank of America Corp., Sr. Unscd. Notes	4.57	4/27/2033	155,000	154,204
Bank of America Corp., Sr. Unscd. Notes	4.62	5/9/2029	402,000	407,303
Bank of America Corp., Sr. Unscd. Notes	4.95	7/22/2028	100,000	101,380
Bank of America Corp., Sr. Unscd. Notes	5.02	7/22/2033	570,000	581,176
Bank of America Corp., Sr. Unscd. Notes	5.20	4/25/2029	130,000	133,136
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	375,000	385,099
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	221,000	229,210
Bank of America Corp., Sr. Unscd. Notes	5.82	9/15/2029	175,000	182,464
Bank of America Corp., Sr. Unscd. Notes	5.87	9/15/2034	595,000	631,932
Bank of America Corp., Sr. Unscd. Notes	6.20	11/10/2028	319,000	330,938
Bank of America Corp., Sr. Unscd. Notes, Ser. N	2.65	3/11/2032	310,000	284,395
Bank of America Corp., Sr. Unscd. Notes, Ser. N	3.48	3/13/2052	124,000	88,814
Bank of America Corp., Sub. Notes	2.48	9/21/2036	1,150,000	1,008,542
Bank of America Corp., Sub. Notes	5.43	8/15/2035	620,000	630,427
Bank of America Corp., Sub. Notes	5.52	10/25/2035	200,000	204,152
Bank of America Corp., Sub. Notes	5.74	2/12/2036	400,000	413,971
Bank of America Corp., Sub. Notes	6.11	1/29/2037	206,000	220,727
Bank of America Corp., Sub. Notes, Ser. L	4.75	4/21/2045	60,000	54,283
Bank of Montreal, Sr. Unscd. Notes	2.65	3/8/2027	50,000	49,379
Bank of Montreal, Sr. Unscd. Notes	4.06	9/22/2028	100,000	100,155
Bank of Montreal, Sr. Unscd. Notes	4.64	9/10/2030	200,000	202,743
Bank of Montreal, Sr. Unscd. Notes	5.72	9/25/2028	200,000	208,454
BankUnited, Inc., Sub. Notes	5.13	6/11/2030	85,000	85,299
Barclays PLC, Sr. Unscd. Notes	4.84	9/10/2028	320,000	323,670
Barclays PLC, Sr. Unscd. Notes	4.94	9/10/2030	200,000	203,697

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
Barclays PLC, Sr. Unscd. Notes	4.95	1/10/2047	200,000	184,553
Barclays PLC, Sr. Unscd. Notes	5.25	8/17/2045	120,000	116,044
Barclays PLC, Sr. Unscd. Notes	5.34	9/10/2035	200,000	202,343
Barclays PLC, Sr. Unscd. Notes	5.50	8/9/2028	225,000	229,715
Barclays PLC, Sr. Unscd. Notes	5.67	3/12/2028	200,000	203,385
Barclays PLC, Sr. Unscd. Notes	6.22	5/9/2034	180,000	193,027
Barclays PLC, Sr. Unscd. Notes	7.44	11/2/2033	510,000	582,505
Barclays PLC, Sub. Notes	3.56	9/23/2035	87,000	82,279
Barclays PLC, Sub. Notes	3.81	3/10/2042	355,000	286,423
Barclays PLC, Sub. Notes	4.84	5/9/2028	564,000	568,273
Canadian Imperial Bank of Commerce, Sr. Unscd. Bonds	4.24	9/8/2028	100,000	100,361
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	3.45	4/7/2027	126,000	125,495
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes(a)	4.63	9/11/2030	250,000	253,334
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.00	4/28/2028	151,000	154,267
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.26	4/8/2029	300,000	310,415
Canadian Imperial Bank of Commerce, Sr. Unscd. Notes	5.99	10/3/2028	55,000	57,649
Citibank NA, Sr. Unscd. Notes	4.91	5/29/2030	250,000	256,504
Citigroup, Inc., Sr. Unscd. Notes	2.52	11/3/2032	203,000	181,662
Citigroup, Inc., Sr. Unscd. Notes	2.57	6/3/2031	910,000	843,256
Citigroup, Inc., Sr. Unscd. Notes	2.67	1/29/2031	350,000	327,857
Citigroup, Inc., Sr. Unscd. Notes	2.90	11/3/2042	175,000	128,860
Citigroup, Inc., Sr. Unscd. Notes	2.98	11/5/2030	418,000	398,440
Citigroup, Inc., Sr. Unscd. Notes	3.06	1/25/2033	370,000	338,637
Citigroup, Inc., Sr. Unscd. Notes	3.52	10/27/2028	155,000	153,750
Citigroup, Inc., Sr. Unscd. Notes	3.79	3/17/2033	225,000	214,116
Citigroup, Inc., Sr. Unscd. Notes	3.98	3/20/2030	444,000	440,452
Citigroup, Inc., Sr. Unscd. Notes	4.28	4/24/2048	50,000	42,031
Citigroup, Inc., Sr. Unscd. Notes	4.41	3/31/2031	470,000	469,818
Citigroup, Inc., Sr. Unscd. Notes	4.65	7/30/2045	215,000	193,307
Citigroup, Inc., Sr. Unscd. Notes	4.91	5/24/2033	180,000	181,773
Citigroup, Inc., Sr. Unscd. Notes	4.95	5/7/2031	310,000	316,173
Citigroup, Inc., Sr. Unscd. Notes	5.17	2/13/2030	438,000	450,008
Citigroup, Inc., Sr. Unscd. Notes	5.45	6/11/2035	320,000	329,449
Citigroup, Inc., Sr. Unscd. Notes	5.88	1/30/2042	155,000	162,494
Citigroup, Inc., Sr. Unscd. Notes	8.13	7/15/2039	299,000	379,924
Citigroup, Inc., Sr. Unscd. Notes, Ser. VAR	3.07	2/24/2028	450,000	445,582
Citigroup, Inc., Sub. Notes	4.13	7/25/2028	122,000	122,104
Citigroup, Inc., Sub. Notes	4.45	9/29/2027	435,000	437,888
Citigroup, Inc., Sub. Notes	4.75	5/18/2046	120,000	105,253
Citigroup, Inc., Sub. Notes	5.30	5/6/2044	280,000	270,764
Citigroup, Inc., Sub. Notes	5.59	11/19/2034	400,000	411,535
Citigroup, Inc., Sub. Notes	5.83	2/13/2035	50,000	51,715
Citigroup, Inc., Sub. Notes	5.88	2/22/2033	40,000	42,657
Citigroup, Inc., Sub. Notes	6.00	10/31/2033	320,000	341,851
Citigroup, Inc., Sub. Notes	6.63	6/15/2032	139,000	153,611
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	300,000	328,376
Citizens Financial Group, Inc., Sub. Notes	5.64	5/21/2037	210,000	214,049
Commonwealth Bank of Australia, Sr. Unscd. Notes	4.42	3/14/2028	510,000	516,511
Cooperatieve Rabobank UA, Gtd. Notes	5.75	12/1/2043	495,000	497,353
Cooperatieve Rabobank UA, Sr. Notes	4.49	10/17/2029	385,000	391,829

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
Deutsche Bank AG, Sr. Notes	3.55	9/18/2031	254,000	241,758
Deutsche Bank AG, Sr. Notes(a)	5.00	9/11/2030	150,000	152,553
Deutsche Bank AG, Sr. Notes	5.30	5/9/2031	260,000	266,275
Deutsche Bank AG, Sr. Notes(a)	5.40	9/11/2035	175,000	177,435
Deutsche Bank AG, Sub. Notes	3.74	1/7/2033	200,000	186,168
Fifth Third Bancorp, Sr. Unscd. Notes	4.06	4/25/2028	150,000	149,893
Fifth Third Bancorp, Sr. Unscd. Notes	4.34	4/25/2033	60,000	58,720
Fifth Third Bancorp, Sr. Unscd. Notes	4.77	7/28/2030	55,000	55,706
Fifth Third Bancorp, Sr. Unscd. Notes	4.90	9/6/2030	200,000	203,339
Fifth Third Bancorp, Sr. Unscd. Notes	6.36	10/27/2028	300,000	311,496
Fifth Third Bank NA, Sr. Unscd. Notes	2.25	2/1/2027	350,000	344,555
First Citizens BancShares, Inc., Sr. Unscd. Notes	5.23	3/12/2031	50,000	50,707
First Citizens BancShares, Inc., Sub. Notes	5.60	9/5/2035	150,000	150,082
First Citizens BancShares, Inc., Sub. Notes	6.25	3/12/2040	50,000	50,855
FNB Corp., Sr. Unscd. Notes	5.72	12/11/2030	510,000	521,630
HSBC Holdings PLC, Sr. Unscd. Notes	2.85	6/4/2031	700,000	654,990
HSBC Holdings PLC, Sr. Unscd. Notes	3.97	5/22/2030	200,000	197,913
HSBC Holdings PLC, Sr. Unscd. Notes	5.13	11/6/2036	200,000	199,668
HSBC Holdings PLC, Sr. Unscd. Notes	5.24	5/13/2031	300,000	308,740
HSBC Holdings PLC, Sr. Unscd. Notes	5.40	8/11/2033	200,000	206,758
HSBC Holdings PLC, Sr. Unscd. Notes	5.60	5/17/2028	200,000	203,776
HSBC Holdings PLC, Sr. Unscd. Notes	5.73	5/17/2032	500,000	525,639
HSBC Holdings PLC, Sr. Unscd. Notes	5.79	5/13/2036	200,000	210,190
HSBC Holdings PLC, Sr. Unscd. Notes	6.10	1/14/2042	470,000	505,412
HSBC Holdings PLC, Sr. Unscd. Notes	6.16	3/9/2029	680,000	706,714
HSBC Holdings PLC, Sr. Unscd. Notes	6.25	3/9/2034	250,000	270,633
HSBC Holdings PLC, Sr. Unscd. Notes	7.39	11/3/2028	200,000	211,059
HSBC Holdings PLC, Sub. Bonds	5.74	9/10/2036	300,000	307,792
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	454,000	497,678
HSBC Holdings PLC, Sub. Notes	6.50	9/15/2037	315,000	341,167
HSBC Holdings PLC, Sub. Notes	8.11	11/3/2033	250,000	292,360
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.02	5/17/2033	45,000	45,501
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	200,000	205,771
Huntington Bancshares, Inc., Sr. Unscd. Notes	6.21	8/21/2029	140,000	146,719
Huntington Bancshares, Inc., Sub. Notes	2.49	8/15/2036	152,000	132,341
Industrial & Commercial Bank of China Ltd., Sr. Unscd. Notes	3.54	11/8/2027	66,000	65,563
ING Groep NV, Sr. Unscd. Notes	4.55	10/2/2028	210,000	212,593
ING Groep NV, Sr. Unscd. Notes	6.11	9/11/2034	370,000	398,856
JPMorgan Chase & Co., Sr. Unscd. Bonds	5.57	4/22/2036	261,000	272,510
JPMorgan Chase & Co., Sr. Unscd. Bonds	6.40	5/15/2038	307,000	344,197
JPMorgan Chase & Co., Sr. Unscd. Notes	1.76	11/19/2031	100,000	88,848
JPMorgan Chase & Co., Sr. Unscd. Notes	1.95	2/4/2032	105,000	93,488
JPMorgan Chase & Co., Sr. Unscd. Notes	2.52	4/22/2031	150,000	139,685
JPMorgan Chase & Co., Sr. Unscd. Notes	2.53	11/19/2041	60,000	43,065
JPMorgan Chase & Co., Sr. Unscd. Notes	2.55	11/8/2032	865,000	779,074
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	795,000	725,719
JPMorgan Chase & Co., Sr. Unscd. Notes	2.74	10/15/2030	25,000	23,759
JPMorgan Chase & Co., Sr. Unscd. Notes	2.96	1/25/2033	377,000	345,584
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2041	95,000	74,003
JPMorgan Chase & Co., Sr. Unscd. Notes	3.11	4/22/2051	105,000	71,192

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
JPMorgan Chase & Co., Sr. Unscd. Notes	3.33	4/22/2052	236,000	166,482
JPMorgan Chase & Co., Sr. Unscd. Notes	3.70	5/6/2030	30,000	29,575
JPMorgan Chase & Co., Sr. Unscd. Notes	3.78	2/1/2028	753,000	751,502
JPMorgan Chase & Co., Sr. Unscd. Notes	3.90	1/23/2049	230,000	182,568
JPMorgan Chase & Co., Sr. Unscd. Notes	4.01	4/23/2029	250,000	249,786
JPMorgan Chase & Co., Sr. Unscd. Notes	4.03	7/24/2048	420,000	342,568
JPMorgan Chase & Co., Sr. Unscd. Notes	4.20	7/23/2029	50,000	50,173
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	10/22/2031	250,000	248,625
JPMorgan Chase & Co., Sr. Unscd. Notes	4.26	2/22/2048	250,000	212,036
JPMorgan Chase & Co., Sr. Unscd. Notes	4.32	4/26/2028	90,000	90,366
JPMorgan Chase & Co., Sr. Unscd. Notes	4.49	3/24/2031	230,000	231,718
JPMorgan Chase & Co., Sr. Unscd. Notes	4.57	6/14/2030	200,000	202,375
JPMorgan Chase & Co., Sr. Unscd. Notes	4.60	10/22/2030	300,000	304,157
JPMorgan Chase & Co., Sr. Unscd. Notes	4.81	10/22/2036	250,000	246,439
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	7/25/2028	213,000	215,613
JPMorgan Chase & Co., Sr. Unscd. Notes	4.85	2/1/2044	50,000	47,187
JPMorgan Chase & Co., Sr. Unscd. Notes	4.90	1/22/2037	600,000	595,908
JPMorgan Chase & Co., Sr. Unscd. Notes	4.91	7/25/2033	500,000	507,867
JPMorgan Chase & Co., Sr. Unscd. Notes	4.95	10/22/2035	150,000	150,498
JPMorgan Chase & Co., Sr. Unscd. Notes	5.00	7/22/2030	500,000	513,087
JPMorgan Chase & Co., Sr. Unscd. Notes	5.01	1/23/2030	253,000	259,407
JPMorgan Chase & Co., Sr. Unscd. Notes	5.29	7/22/2035	4,000	4,106
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	270,000	277,850
JPMorgan Chase & Co., Sr. Unscd. Notes	5.34	1/23/2035	300,000	308,711
JPMorgan Chase & Co., Sr. Unscd. Notes	5.35	6/1/2034	210,000	217,089
JPMorgan Chase & Co., Sr. Unscd. Notes	5.40	1/6/2042	245,000	247,720
JPMorgan Chase & Co., Sr. Unscd. Notes	5.50	10/15/2040	153,000	158,664
JPMorgan Chase & Co., Sr. Unscd. Notes	5.53	11/29/2045	165,000	166,149
JPMorgan Chase & Co., Sr. Unscd. Notes	5.57	4/22/2028	759,000	773,310
JPMorgan Chase & Co., Sr. Unscd. Notes	6.09	10/23/2029	123,000	129,259
JPMorgan Chase & Co., Sr. Unscd. Notes	6.25	10/23/2034	765,000	834,209
JPMorgan Chase & Co., Sub. Debs.	8.00	4/29/2027	700,000	735,422
JPMorgan Chase & Co., Sub. Notes	2.96	5/13/2031	195,000	183,697
JPMorgan Chase & Co., Sub. Notes	4.95	6/1/2045	135,000	126,187
JPMorgan Chase & Co., Sub. Notes	5.58	7/23/2036	50,000	51,399
KeyCorp, Sr. Unscd. Notes	2.25	4/6/2027	40,000	39,188
KeyCorp, Sr. Unscd. Notes	4.10	4/30/2028	52,000	52,077
KeyCorp, Sr. Unscd. Notes	4.79	6/1/2033	30,000	29,942
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds(b)	0.00	4/18/2036	75,000	48,321
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	0.75	9/30/2030	110,000	95,775
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	3.75	2/15/2028	1,385,000	1,389,767
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Bonds	4.75	10/29/2030	675,000	702,193
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	3.88	6/15/2028	1,000,000	1,006,695
Kreditanstalt fuer Wiederaufbau, Govt. Gtd. Notes	4.13	7/15/2033	350,000	350,464
Landwirtschaftliche Rentenbank, Govt. Gtd. Bonds	3.63	10/8/2030	500,000	495,728
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	0.88	9/3/2030	780,000	684,344
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes	4.13	5/28/2030	910,000	922,566
Landwirtschaftliche Rentenbank, Govt. Gtd. Notes, Ser. 44	3.88	6/14/2028	525,000	527,865
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.59	11/26/2035	300,000	311,867
Lloyds Banking Group PLC, Sr. Unscd. Notes	5.68	1/5/2035	200,000	209,597

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
Lloyds Banking Group PLC, Sub. Notes	3.37	12/14/2046	60,000	44,736
Lloyds Banking Group PLC, Sub. Notes	5.30	12/1/2045	100,000	95,057
M&T Bank Corp., Sr. Unscd. Notes	4.55	8/16/2028	350,000	352,368
M&T Bank Corp., Sr. Unscd. Notes	6.08	3/13/2032	400,000	425,062
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.75	7/18/2039	420,000	364,083
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	3.96	3/2/2028	25,000	25,025
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.08	4/19/2028	354,000	354,352
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.32	4/19/2033	250,000	245,343
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	4.51	1/14/2032	200,000	200,520
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.13	7/20/2033	367,000	375,940
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.19	9/12/2036	200,000	202,297
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.35	9/13/2028	320,000	326,748
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.41	4/19/2034	300,000	311,652
Mitsubishi UFJ Financial Group, Inc., Sr. Unscd. Notes	5.43	4/17/2035	100,000	103,440
Mizuho Financial Group, Inc., Sr. Unscd. Notes	2.59	5/25/2031	70,000	64,967
Mizuho Financial Group, Inc., Sr. Unscd. Notes	3.15	7/16/2030	275,000	264,975
Mizuho Financial Group, Inc., Sr. Unscd. Notes	4.25	9/11/2029	100,000	100,270
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.10	5/13/2031	200,000	205,128
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.41	9/13/2028	180,000	183,987
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.42	5/13/2036	200,000	206,144
Mizuho Financial Group, Inc., Sr. Unscd. Notes	5.58	5/26/2035	250,000	260,761
Mizuho Financial Group, Inc., Sub. Notes	2.56	9/13/2031	180,000	161,196
Morgan Stanley, Sr. Unscd. Notes	1.79	2/13/2032	800,000	702,046
Morgan Stanley, Sr. Unscd. Notes	1.93	4/28/2032	360,000	316,277
Morgan Stanley, Sr. Unscd. Notes	2.24	7/21/2032	54,000	47,892
Morgan Stanley, Sr. Unscd. Notes	2.51	10/20/2032	497,000	445,879
Morgan Stanley, Sr. Unscd. Notes	2.70	1/22/2031	249,000	233,688
Morgan Stanley, Sr. Unscd. Notes	2.80	1/25/2052	140,000	88,719
Morgan Stanley, Sr. Unscd. Notes	2.94	1/21/2033	295,000	268,916
Morgan Stanley, Sr. Unscd. Notes	3.22	4/22/2042	110,000	85,357
Morgan Stanley, Sr. Unscd. Notes	3.59	7/22/2028	316,000	313,938
Morgan Stanley, Sr. Unscd. Notes	3.62	4/1/2031	125,000	121,342
Morgan Stanley, Sr. Unscd. Notes	3.77	1/24/2029	492,000	489,329
Morgan Stanley, Sr. Unscd. Notes	3.97	7/22/2038	400,000	359,181
Morgan Stanley, Sr. Unscd. Notes	4.24	1/9/2030	200,000	200,686
Morgan Stanley, Sr. Unscd. Notes	4.30	1/27/2045	375,000	323,720
Morgan Stanley, Sr. Unscd. Notes	4.38	1/22/2047	179,000	154,180
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	135,000	135,904
Morgan Stanley, Sr. Unscd. Notes	4.46	4/22/2039	210,000	196,834
Morgan Stanley, Sr. Unscd. Notes	4.89	7/20/2033	240,000	242,698
Morgan Stanley, Sr. Unscd. Notes	5.16	4/20/2029	245,000	250,327
Morgan Stanley, Sr. Unscd. Notes	5.25	4/21/2034	342,000	350,566
Morgan Stanley, Sr. Unscd. Notes	5.45	7/20/2029	45,000	46,384
Morgan Stanley, Sr. Unscd. Notes	5.47	1/18/2035	70,000	72,360
Morgan Stanley, Sr. Unscd. Notes	5.52	11/19/2055	295,000	290,764
Morgan Stanley, Sr. Unscd. Notes	5.65	4/13/2028	100,000	101,869
Morgan Stanley, Sr. Unscd. Notes	6.30	10/18/2028	190,000	197,064
Morgan Stanley, Sr. Unscd. Notes	6.34	10/18/2033	285,000	310,882
Morgan Stanley, Sr. Unscd. Notes	6.38	7/24/2042	574,000	635,106
Morgan Stanley, Sr. Unscd. Notes	6.41	11/1/2029	300,000	317,326

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
Morgan Stanley, Sr. Unscd. Notes	6.63	11/1/2034	140,000	155,632
Morgan Stanley, Sub. Notes	3.95	4/23/2027	1,125,000	1,124,625
Morgan Stanley, Sub. Notes	5.30	4/20/2037	255,000	259,066
Morgan Stanley Bank NA, Sr. Unscd. Notes	5.50	5/26/2028	575,000	586,007
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.20	11/17/2028	300,000	300,847
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.47	7/6/2028	250,000	251,582
Morgan Stanley Private Bank NA, Sr. Unscd. Notes	4.73	7/18/2031	350,000	354,556
National Australia Bank Ltd., Sr. Unscd. Notes	4.79	1/10/2029	375,000	384,001
NatWest Group PLC, Sr. Unscd. Notes	4.96	8/15/2030	400,000	408,318
NatWest Group PLC, Sr. Unscd. Notes	5.12	5/23/2031	250,000	256,345
NatWest Group PLC, Sr. Unscd. Notes	5.81	9/13/2029	200,000	208,206
Northern Trust Corp., Sr. Unscd. Notes	1.95	5/1/2030	25,000	22,898
Northern Trust Corp., Sr. Unscd. Notes	3.15	5/3/2029	65,000	63,378
Northern Trust Corp., Sr. Unscd. Notes	4.00	5/10/2027	95,000	95,286
Northern Trust Corp., Sr. Unscd. Notes	4.15	11/19/2030	200,000	199,965
Northern Trust Corp., Sub. Notes	3.38	5/8/2032	90,000	88,807
Northern Trust Corp., Sub. Notes	5.12	11/19/2040	200,000	199,136
Northern Trust Corp., Sub. Notes	6.13	11/2/2032	45,000	48,891
Oesterreichische Kontrollbank AG, Govt. Gtd. Bonds	4.25	3/1/2028	70,000	70,865
Oesterreichische Kontrollbank AG, Govt. Gtd. Notes	4.75	5/21/2027	40,000	40,566
Pinnacle Bank, Sr. Unscd. Notes	5.63	2/15/2028	65,000	66,400
PNC Bank NA, Sr. Unscd. Notes	4.43	7/21/2028	250,000	251,737
PNC Bank NA, Sub. Notes	2.70	10/22/2029	75,000	70,954
Regions Banks, Sub. Notes	6.45	6/26/2037	65,000	69,870
Regions Financial Corp., Sr. Unscd. Notes	1.80	8/12/2028	47,000	44,501
Regions Financial Corp., Sr. Unscd. Notes(a)	5.50	9/6/2035	250,000	256,563
Royal Bank of Canada, Sr. Unscd. Notes	2.30	11/3/2031	374,000	336,892
Royal Bank of Canada, Sr. Unscd. Notes	3.63	5/4/2027	30,000	29,957
Royal Bank of Canada, Sr. Unscd. Notes	3.88	5/4/2032	36,000	34,940
Royal Bank of Canada, Sr. Unscd. Notes	4.24	8/3/2027	200,000	201,272
Royal Bank of Canada, Sr. Unscd. Notes	4.97	8/2/2030	500,000	511,962
Royal Bank of Canada, Sr. Unscd. Notes	5.00	2/1/2033	150,000	153,652
Royal Bank of Canada, Sr. Unscd. Notes	5.20	8/1/2028	235,000	242,193
Royal Bank of Canada, Sr. Unscd. Notes	6.00	11/1/2027	200,000	207,239
Santander Holdings USA, Inc., Sr. Unscd. Bonds	7.66	11/9/2031	140,000	156,856
Santander Holdings USA, Inc., Sr. Unscd. Notes	4.40	7/13/2027	531,000	533,021
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	137,000	142,891
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.57	6/12/2029	137,000	143,228
Santander UK Group Holdings PLC, Sr. Unscd. Notes	2.90	3/15/2032	125,000	114,925
Santander UK Group Holdings PLC, Sr. Unscd. Notes	4.32	9/22/2029	200,000	200,254
Santander UK Group Holdings PLC, Sr. Unscd. Notes	5.14	9/22/2036	200,000	198,448
Simmons First National Corp., Sub. Notes	6.25	10/1/2035	625,000	632,541
SouthState Bank Corp., Sub. Notes	7.00	6/13/2035	200,000	209,736
Standard Chartered Bank, Sr. Unscd. Notes	4.85	12/3/2027	510,000	520,272
State Street Bank & Trust Co., Sr. Unscd. Notes	4.78	11/23/2029	50,000	51,424
State Street Corp., Sr. Sub. Notes	2.20	3/3/2031	245,000	220,663
State Street Corp., Sr. Unscd. Notes	2.62	2/7/2033	27,000	24,365
State Street Corp., Sr. Unscd. Notes	3.15	3/30/2031	50,000	48,160
State Street Corp., Sr. Unscd. Notes	4.16	8/4/2033	50,000	48,925
State Street Corp., Sr. Unscd. Notes	4.53	2/20/2029	190,000	192,143

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
State Street Corp., Sr. Unscd. Notes	4.82	1/26/2034	200,000	201,665
State Street Corp., Sr. Unscd. Notes	5.16	5/18/2034	73,000	74,977
State Street Corp., Sr. Unscd. Notes	5.68	11/21/2029	50,000	52,254
State Street Corp., Sr. Unscd. Notes	5.82	11/4/2028	365,000	376,922
State Street Corp., Sub. Notes	3.03	11/1/2034	100,000	94,909
State Street Corp., Sub. Notes	6.12	11/21/2034	50,000	53,826
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	3.35	10/18/2027	125,000	123,951
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	4.49	1/15/2032	250,000	250,689
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.05	1/15/2037	250,000	249,471
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.25	7/8/2036	200,000	203,761
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.52	1/13/2028	280,000	288,309
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.56	7/9/2034	476,000	497,448
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.72	9/14/2028	285,000	296,547
Sumitomo Mitsui Financial Group, Inc., Sr. Unscd. Notes	5.80	7/13/2028	325,000	338,357
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.80	7/8/2046	100,000	101,114
Sumitomo Mitsui Financial Group, Inc., Sub. Notes	5.84	7/9/2044	465,000	476,449
Synchrony Bank, Sr. Unscd. Notes	5.63	8/23/2027	250,000	254,707
The Bank of Nova Scotia, Sr. Unscd. Notes	1.95	2/2/2027	255,000	250,433
The Bank of Nova Scotia, Sr. Unscd. Notes	2.95	3/11/2027	110,000	108,975
The Bank of Nova Scotia, Sr. Unscd. Notes	4.04	9/15/2028	100,000	100,031
The Bank of Nova Scotia, Sr. Unscd. Notes	4.74	11/10/2032	250,000	252,154
The Bank of Nova Scotia, Sr. Unscd. Notes	4.85	2/1/2030	122,000	124,661
The Bank of Nova Scotia, Sr. Unscd. Notes	5.25	6/12/2028	240,000	247,196
The Bank of Nova Scotia, Sr. Unscd. Notes	5.65	2/1/2034	111,000	117,215
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.15	10/21/2029	250,000	249,815
The Goldman Sachs Group, Inc., Sr. Unscd. Bonds	4.22	5/1/2029	180,000	180,374
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.38	7/21/2032	220,000	196,752
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.60	2/7/2030	735,000	690,089
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.62	4/22/2032	430,000	391,492
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.64	2/24/2028	230,000	226,740
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.65	10/21/2032	220,000	198,679
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	2.91	7/21/2042	509,000	371,699
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.10	2/24/2033	180,000	165,353
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.44	2/24/2043	178,000	138,447
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	37,000	36,838
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.80	3/15/2030	200,000	196,967
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	20,000	19,876
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.15	1/21/2029	250,000	250,245
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.37	10/21/2031	250,000	248,664
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.41	4/23/2039	75,000	69,140
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	200,000	201,209
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.52	1/21/2032	200,000	200,066
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.69	10/23/2030	300,000	304,126
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.75	10/21/2045	154,000	138,871
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	10/21/2036	500,000	493,128
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.07	1/21/2037	300,000	298,967
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.21	1/28/2031	500,000	515,421
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.22	4/23/2031	200,000	205,959
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.33	7/23/2035	260,000	265,873
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.54	1/21/2047	300,000	295,797

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	5.85	4/25/2035	95,000	100,407
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.25	2/1/2041	681,000	740,538
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.48	10/24/2029	110,000	116,451
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	6.56	10/24/2034	30,000	33,195
The Goldman Sachs Group, Inc., Sub. Notes	5.15	5/22/2045	480,000	449,393
The Goldman Sachs Group, Inc., Sub. Notes	6.45	5/1/2036	176,000	191,833
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	143,000	158,648
The Huntington National Bank, Sr. Unscd. Notes	4.55	5/17/2028	270,000	271,545
The Huntington National Bank, Sr. Unscd. Notes	4.87	4/12/2028	550,000	554,697
The PNC Financial Services Group, Inc., Sr. Unscd. Bonds	5.37	7/21/2036	100,000	102,415
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.31	4/23/2032	115,000	103,725
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	2.55	1/22/2030	317,000	298,339
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.15	5/19/2027	113,000	111,990
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	3.45	4/23/2029	108,000	106,421
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	4.81	10/21/2032	270,000	273,940
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.07	1/24/2034	215,000	218,933
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.35	12/2/2028	115,000	117,838
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.49	5/14/2030	500,000	520,269
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.58	6/12/2029	45,000	46,576
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.94	8/18/2034	295,000	314,995
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.88	10/20/2034	50,000	56,135
The PNC Financial Services Group, Inc., Sub. Notes	4.63	6/6/2033	54,000	53,451
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.00	9/10/2031	95,000	84,783
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.45	1/12/2032	50,000	44,831
The Toronto-Dominion Bank, Sr. Unscd. Notes	2.80	3/10/2027	100,000	98,868
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.20	3/10/2032	115,000	107,178
The Toronto-Dominion Bank, Sr. Unscd. Notes	3.91	1/13/2028	350,000	350,226
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	6/8/2027	270,000	270,739
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.11	10/13/2028	250,000	250,509
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.46	6/8/2032	110,000	109,894
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.69	9/15/2027	153,000	154,862
The Toronto-Dominion Bank, Sr. Unscd. Notes	4.93	10/15/2035	250,000	249,266
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.16	1/10/2028	80,000	81,812
The Toronto-Dominion Bank, Sr. Unscd. Notes	5.52	7/17/2028	96,000	99,452
The Toronto-Dominion Bank, Sub. Notes	5.15	9/10/2034	195,000	198,324
Truist Bank, Sr. Unscd. Notes	4.14	10/23/2029	250,000	249,788
Truist Financial Corp., Sr. Unscd. Notes	1.13	8/3/2027	450,000	432,051
Truist Financial Corp., Sr. Unscd. Notes	4.12	6/6/2028	50,000	50,111
Truist Financial Corp., Sr. Unscd. Notes	4.60	1/27/2032	500,000	501,619
Truist Financial Corp., Sr. Unscd. Notes	5.07	5/20/2031	25,000	25,620
Truist Financial Corp., Sr. Unscd. Notes	5.87	6/8/2034	70,000	74,112
Truist Financial Corp., Sr. Unscd. Notes	6.12	10/28/2033	390,000	420,048
Truist Financial Corp., Sub. Notes	4.92	7/28/2033	127,000	127,343
U.S. Bancorp, Sr. Unscd. Notes	4.55	7/22/2028	332,000	334,673
U.S. Bancorp, Sr. Unscd. Notes	4.65	2/1/2029	187,000	189,239
U.S. Bancorp, Sr. Unscd. Notes	4.84	2/1/2034	199,000	199,708
U.S. Bancorp, Sr. Unscd. Notes	5.05	2/12/2031	250,000	256,599
U.S. Bancorp, Sr. Unscd. Notes	5.08	5/15/2031	250,000	257,014
U.S. Bancorp, Sr. Unscd. Notes	5.42	2/12/2036	250,000	258,632
U.S. Bancorp, Sr. Unscd. Notes	5.78	6/12/2029	170,000	176,459

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Banks — 5.3% (continued)
U.S. Bancorp, Sr. Unscd. Notes	5.85	10/21/2033	310,000	331,005
UBS AG, Sr. Unscd. Notes	4.50	6/26/2048	250,000	218,131
US Bank NA, Sr. Unscd. Notes	4.73	5/15/2028	250,000	252,386
Wachovia Corp., Sub. Debs.	5.50	8/1/2035	210,000	215,491
Webster Financial Corp., Sr. Unscd. Notes	4.10	3/25/2029	135,000	133,778
Webster Financial Corp., Sub. Notes	5.78	9/11/2035	230,000	231,254
Wells Fargo & Co., Sr. Unscd. Notes	2.39	6/2/2028	170,000	166,439
Wells Fargo & Co., Sr. Unscd. Notes	2.57	2/11/2031	220,000	205,495
Wells Fargo & Co., Sr. Unscd. Notes	2.88	10/30/2030	575,000	547,583
Wells Fargo & Co., Sr. Unscd. Notes	3.35	3/2/2033	865,000	806,177
Wells Fargo & Co., Sr. Unscd. Notes	3.58	5/22/2028	1,326,000	1,318,701
Wells Fargo & Co., Sr. Unscd. Notes	3.90	5/1/2045	185,000	149,675
Wells Fargo & Co., Sr. Unscd. Notes	4.08	9/15/2029	100,000	99,874
Wells Fargo & Co., Sr. Unscd. Notes	4.15	1/24/2029	220,000	220,958
Wells Fargo & Co., Sr. Unscd. Notes	4.48	4/4/2031	360,000	361,574
Wells Fargo & Co., Sr. Unscd. Notes	4.81	7/25/2028	260,000	262,945
Wells Fargo & Co., Sr. Unscd. Notes	4.89	9/15/2036	200,000	197,880
Wells Fargo & Co., Sr. Unscd. Notes	4.90	7/25/2033	420,000	424,956
Wells Fargo & Co., Sr. Unscd. Notes	4.97	4/23/2029	595,000	606,170
Wells Fargo & Co., Sr. Unscd. Notes	5.01	4/4/2051	884,000	807,478
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	180,000	186,070
Wells Fargo & Co., Sr. Unscd. Notes	5.56	7/25/2034	126,000	131,341
Wells Fargo & Co., Sr. Unscd. Notes	6.30	10/23/2029	60,000	63,350
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	235,000	258,546
Wells Fargo & Co., Sub. Notes	4.40	6/14/2046	151,000	126,248
Wells Fargo & Co., Sub. Notes	4.90	11/17/2045	130,000	117,087
Wells Fargo & Co., Sub. Notes	5.38	11/2/2043	560,000	542,945
Wells Fargo & Co., Sub. Notes	5.61	1/15/2044	400,000	395,838
Wells Fargo Bank NA, Sub. Notes	5.95	8/26/2036	50,000	53,072
Westpac Banking Corp., Sr. Unscd. Notes	1.95	11/20/2028	390,000	370,864
Westpac Banking Corp., Sr. Unscd. Notes	3.35	3/8/2027	50,000	49,788
Westpac Banking Corp., Sr. Unscd. Notes	3.40	1/25/2028	109,000	108,227
Westpac Banking Corp., Sr. Unscd. Notes	4.04	8/26/2027	400,000	402,062
Westpac Banking Corp., Sr. Unscd. Notes	4.35	7/1/2030	20,000	20,152
Westpac Banking Corp., Sr. Unscd. Notes	5.46	11/18/2027	735,000	756,322
Westpac Banking Corp., Sr. Unscd. Notes	5.54	11/17/2028	50,000	52,203
Westpac Banking Corp., Sub. Notes	2.67	11/15/2035	45,000	40,843
Westpac Banking Corp., Sub. Notes	2.96	11/16/2040	41,000	31,187
Westpac Banking Corp., Sub. Notes	3.02	11/18/2036	50,000	45,251
Westpac Banking Corp., Sub. Notes	3.13	11/18/2041	290,000	218,953
Westpac Banking Corp., Sub. Notes	4.11	7/24/2034	50,000	49,271
Westpac Banking Corp., Sub. Notes	5.41	8/10/2033	50,000	51,580
Westpac Banking Corp., Sub. Notes	6.82	11/17/2033	100,000	111,524
Zions Bancorp NA, Sub. Notes	6.82	11/19/2035	385,000	408,137
				116,455,221
Beverage Products — .4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	675,000	665,211
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.90	2/1/2046	586,000	540,516
Anheuser-Busch InBev Finance, Inc., Gtd. Notes	4.63	2/1/2044	100,000	90,350
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.38	4/15/2038	1,201,000	1,135,688

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Beverage Products — .4% (continued)
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.95	1/15/2042	25,000	23,904
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	5.80	1/23/2059	200,000	203,709
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.00	11/15/2039	25,000	31,799
Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	8.20	1/15/2039	25,000	32,021
Coca-Cola Femsa SAB de CV, Gtd. Notes	2.75	1/22/2030	50,000	47,247
Coca-Cola Femsa SAB de CV, Gtd. Notes	5.25	11/26/2043	500,000	488,650
Constellation Brands, Inc., Gtd. Notes	3.15	8/1/2029	135,000	130,370
Constellation Brands, Inc., Gtd. Notes	4.50	5/9/2047	220,000	184,479
Constellation Brands, Inc., Gtd. Notes	4.65	11/15/2028	50,000	50,651
Constellation Brands, Inc., Gtd. Notes	5.25	11/15/2048	180,000	166,957
Constellation Brands, Inc., Sr. Unscd. Notes	2.25	8/1/2031	150,000	133,429
Diageo Capital PLC, Gtd. Notes	5.63	10/5/2033	200,000	211,684
Diageo Investment Corp., Gtd. Notes	7.45	4/15/2035	65,000	77,888
Keurig Dr. Pepper, Inc., Gtd. Notes	3.20	5/1/2030	63,000	59,894
Keurig Dr. Pepper, Inc., Gtd. Notes	3.80	5/1/2050	75,000	54,528
Keurig Dr. Pepper, Inc., Gtd. Notes	3.95	4/15/2029	235,000	232,816
Keurig Dr. Pepper, Inc., Gtd. Notes	4.50	11/15/2045	47,000	39,428
Keurig Dr. Pepper, Inc., Gtd. Notes	4.60	5/25/2028	100,000	100,843
Keurig Dr. Pepper, Inc., Gtd. Notes	5.30	3/15/2034	215,000	218,576
Molson Coors Beverage Co., Gtd. Notes	5.00	5/1/2042	105,000	97,243
Pepsico Singapore Financing I Pte Ltd., Gtd. Notes(a)	4.65	2/16/2027	100,000	100,817
PepsiCo, Inc., Sr. Unscd. Notes	1.40	2/25/2031	68,000	59,682
PepsiCo, Inc., Sr. Unscd. Notes	2.63	3/19/2027	40,000	39,512
PepsiCo, Inc., Sr. Unscd. Notes	3.00	10/15/2027	125,000	123,759
PepsiCo, Inc., Sr. Unscd. Notes	3.38	7/29/2049	510,000	368,769
PepsiCo, Inc., Sr. Unscd. Notes	3.45	10/6/2046	50,000	37,840
PepsiCo, Inc., Sr. Unscd. Notes	3.50	3/19/2040	20,000	16,886
PepsiCo, Inc., Sr. Unscd. Notes	3.60	2/18/2028	70,000	69,855
PepsiCo, Inc., Sr. Unscd. Notes(a)	3.60	8/13/2042	25,000	20,268
PepsiCo, Inc., Sr. Unscd. Notes	4.20	7/18/2052	70,000	57,335
PepsiCo, Inc., Sr. Unscd. Notes	4.30	7/23/2030	100,000	100,980
PepsiCo, Inc., Sr. Unscd. Notes	4.40	2/7/2027	400,000	402,561
PepsiCo, Inc., Sr. Unscd. Notes	4.45	2/7/2028	586,000	594,201
PepsiCo, Inc., Sr. Unscd. Notes	4.65	7/23/2032	50,000	50,929
PepsiCo, Inc., Sr. Unscd. Notes	5.00	2/7/2035	200,000	204,897
PepsiCo, Inc., Sr. Unscd. Notes	5.00	7/23/2035	200,000	203,376
PepsiCo, Inc., Sr. Unscd. Notes	5.25	7/17/2054	590,000	572,244
PepsiCo, Inc., Sr. Unscd. Notes	7.00	3/1/2029	120,000	130,527
The Coca-Cola Company, Sr. Unscd. Notes	1.38	3/15/2031	290,000	254,244
The Coca-Cola Company, Sr. Unscd. Notes	1.45	6/1/2027	128,000	124,480
The Coca-Cola Company, Sr. Unscd. Notes	1.65	6/1/2030	79,000	71,595
The Coca-Cola Company, Sr. Unscd. Notes	2.00	3/5/2031	40,000	36,234
The Coca-Cola Company, Sr. Unscd. Notes	2.50	6/1/2040	220,000	163,303
The Coca-Cola Company, Sr. Unscd. Notes	2.50	3/15/2051	135,000	81,136
The Coca-Cola Company, Sr. Unscd. Notes	2.60	6/1/2050	343,000	212,727
The Coca-Cola Company, Sr. Unscd. Notes	3.00	3/5/2051	120,000	80,191
The Coca-Cola Company, Sr. Unscd. Notes	3.38	3/25/2027	35,000	34,907
The Coca-Cola Company, Sr. Unscd. Notes	4.65	8/14/2034	500,000	508,386
				9,739,522

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Building Materials — .1%
Carrier Global Corp., Sr. Unscd. Notes	2.70	2/15/2031	50,000	46,355
Carrier Global Corp., Sr. Unscd. Notes	2.72	2/15/2030	246,000	231,809
Carrier Global Corp., Sr. Unscd. Notes	3.38	4/5/2040	400,000	321,846
Carrier Global Corp., Sr. Unscd. Notes	3.58	4/5/2050	67,000	49,356
Eagle Materials, Inc., Gtd. Notes	5.00	3/15/2036	250,000	244,916
Fortune Brands Innovations, Inc., Sr. Unscd. Notes	4.50	3/25/2052	25,000	20,081
Johnson Controls International PLC, Sr. Unscd. Notes	4.50	2/15/2047	200,000	172,341
Lennox International, Inc., Gtd. Notes	5.50	9/15/2028	40,000	41,293
Martin Marietta Materials, Inc., Sr. Unscd. Notes	3.20	7/15/2051	130,000	87,498
Martin Marietta Materials, Inc., Sr. Unscd. Notes	4.25	12/15/2047	65,000	53,635
Martin Marietta Materials, Inc., Sr. Unscd. Notes	5.50	12/1/2054	300,000	290,264
Masco Corp., Sr. Unscd. Notes	2.00	10/1/2030	345,000	309,046
Mohawk Industries, Inc., Sr. Unscd. Notes	5.85	9/18/2028	290,000	302,431
Owens Corning, Sr. Unscd. Notes	3.88	6/1/2030	70,000	68,611
Owens Corning, Sr. Unscd. Notes	4.30	7/15/2047	40,000	32,766
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	4.30	2/21/2048	80,000	67,410
Trane Technologies Global Holding Co. Ltd., Gtd. Notes	5.75	6/15/2043	26,000	27,000
Vulcan Materials Co., Sr. Unscd. Notes	3.90	4/1/2027	55,000	55,005
Vulcan Materials Co., Sr. Unscd. Notes	4.70	3/1/2048	65,000	57,079
Vulcan Materials Co., Sr. Unscd. Notes	5.70	12/1/2054	200,000	198,941
				2,677,683
Chemicals — .3%
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.05	5/15/2030	31,000	28,545
Air Products & Chemicals, Inc., Sr. Unscd. Notes	2.70	5/15/2040	74,000	55,663
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.60	2/8/2029	100,000	101,841
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.80	3/3/2033	300,000	305,056
Air Products & Chemicals, Inc., Sr. Unscd. Notes	4.85	2/8/2034	245,000	248,966
Albemarle Corp., Sr. Unscd. Notes	5.45	12/1/2044	50,000	45,908
Albemarle Corp., Sr. Unscd. Notes	5.65	6/1/2052	45,000	40,557
CF Industries, Inc., Gtd. Notes	4.95	6/1/2043	280,000	252,382
CF Industries, Inc., Gtd. Notes	5.15	3/15/2034	70,000	70,377
CF Industries, Inc., Gtd. Notes	5.38	3/15/2044	60,000	56,674
DuPont de Nemours, Inc., Sr. Unscd. Notes(c)	4.73	11/15/2028	15,000	15,198
Eastman Chemical Co., Sr. Unscd. Notes	4.65	10/15/2044	195,000	165,937
Eastman Chemical Co., Sr. Unscd. Notes	4.80	9/1/2042	100,000	88,955
Eastman Chemical Co., Sr. Unscd. Notes	5.63	2/20/2034	100,000	103,152
Ecolab, Inc., Sr. Unscd. Notes	1.30	1/30/2031	195,000	169,737
Ecolab, Inc., Sr. Unscd. Notes	2.13	2/1/2032	20,000	17,686
Ecolab, Inc., Sr. Unscd. Notes	3.25	12/1/2027	90,000	89,380
Ecolab, Inc., Sr. Unscd. Notes	3.95	12/1/2047	10,000	8,139
Ecolab, Inc., Sr. Unscd. Notes	4.80	3/24/2030	35,000	35,878
Ecolab, Inc., Sr. Unscd. Notes	5.25	1/15/2028	155,000	159,185
EIDP, Inc., Sr. Unscd. Notes	4.80	5/15/2033	29,000	28,984
International Flavors & Fragrances, Inc., Sr. Unscd. Notes	5.00	9/26/2048	69,000	61,299
Linde, Inc., Gtd. Notes	1.10	8/10/2030	230,000	202,077
Linde, Inc., Gtd. Notes	2.00	8/10/2050	130,000	68,923
LYB International Finance III LLC, Gtd. Notes	3.38	10/1/2040	185,000	133,614
LYB International Finance III LLC, Gtd. Notes	3.80	10/1/2060	289,000	177,517
LYB International Finance III LLC, Gtd. Notes	4.20	5/1/2050	265,000	188,169
LyondellBasell Industries NV, Sr. Unscd. Bonds(a)	4.63	2/26/2055	21,000	15,760

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Chemicals — .3% (continued)
NewMarket Corp., Sr. Unscd. Notes	2.70	3/18/2031	25,000	22,892
Nutrien Ltd., Sr. Unscd. Notes	2.95	5/13/2030	78,000	73,797
Nutrien Ltd., Sr. Unscd. Notes	4.13	3/15/2035	100,000	92,531
Nutrien Ltd., Sr. Unscd. Notes	4.20	4/1/2029	20,000	19,999
Nutrien Ltd., Sr. Unscd. Notes	5.40	6/21/2034	500,000	514,958
Rohm and Haas Co., Sr. Unscd. Notes	7.85	7/15/2029	510,000	564,997
The Dow Chemical Company, Sr. Unscd. Bonds	7.38	11/1/2029	138,000	152,115
The Dow Chemical Company, Sr. Unscd. Notes	4.25	10/1/2034	58,000	53,053
The Dow Chemical Company, Sr. Unscd. Notes	4.38	11/15/2042	110,000	87,758
The Dow Chemical Company, Sr. Unscd. Notes	4.63	10/1/2044	332,000	268,445
The Dow Chemical Company, Sr. Unscd. Notes(a)	5.15	2/15/2034	420,000	416,392
The Dow Chemical Company, Sr. Unscd. Notes	5.25	11/15/2041	313,000	282,383
The Mosaic Company, Sr. Unscd. Notes	4.88	11/15/2041	10,000	9,060
The Sherwin-Williams Company, Sr. Unscd. Notes	2.30	5/15/2030	36,000	33,192
The Sherwin-Williams Company, Sr. Unscd. Notes	2.95	8/15/2029	225,000	216,339
The Sherwin-Williams Company, Sr. Unscd. Notes	3.30	5/15/2050	85,000	58,022
The Sherwin-Williams Company, Sr. Unscd. Notes	3.45	6/1/2027	375,000	372,747
The Sherwin-Williams Company, Sr. Unscd. Notes	4.00	12/15/2042	40,000	33,003
The Sherwin-Williams Company, Sr. Unscd. Notes	4.50	6/1/2047	25,000	21,362
Westlake Corp., Sr. Unscd. Notes	4.38	11/15/2047	340,000	265,448
				6,494,052
Commercial & Professional Services — .3%
Brown University, Bonds, Ser. A	2.92	9/1/2050	130,000	85,570
California Institute of Technology, Sr. Unscd. Bonds	4.70	11/1/2111	35,000	28,059
Duke University, Unscd. Bonds, Ser. 2020	2.83	10/1/2055	225,000	141,918
Emory University, Unscd. Notes, Ser. 2020	2.14	9/1/2030	115,000	105,191
Equifax, Inc., Sr. Unscd. Notes	2.35	9/15/2031	100,000	89,213
Equifax, Inc., Sr. Unscd. Notes	5.10	6/1/2028	434,000	443,266
Global Payments, Inc., Sr. Unscd. Notes	3.20	8/15/2029	203,000	194,002
Global Payments, Inc., Sr. Unscd. Notes	4.15	8/15/2049	175,000	130,353
Global Payments, Inc., Sr. Unscd. Notes	4.95	8/15/2027	25,000	25,290
Global Payments, Inc., Sr. Unscd. Notes	5.40	8/15/2032	40,000	40,575
Johns Hopkins University, Sr. Unscd. Bonds, Ser. A	2.81	1/1/2060	25,000	14,737
Massachusetts Institute of Technology, Unscd. Bonds	3.96	7/1/2038	25,000	23,101
Massachusetts Institute of Technology, Unscd. Notes	3.07	4/1/2052	400,000	269,744
Moody’s Corp., Sr. Unscd. Notes	3.25	1/15/2028	150,000	148,111
Moody’s Corp., Sr. Unscd. Notes	4.88	12/17/2048	75,000	67,467
Northwestern University, Unscd. Bonds	4.64	12/1/2044	65,000	61,325
Northwestern University, Unscd. Bonds, Ser. 2017	3.66	12/1/2057	200,000	145,992
PayPal Holdings, Inc., Sr. Unscd. Notes	2.85	10/1/2029	100,000	95,875
PayPal Holdings, Inc., Sr. Unscd. Notes	3.90	6/1/2027	575,000	576,092
PayPal Holdings, Inc., Sr. Unscd. Notes	4.40	6/1/2032	84,000	83,748
PayPal Holdings, Inc., Sr. Unscd. Notes	5.50	6/1/2054	120,000	115,495
President & Fellows of Harvard College, Unscd. Bonds	2.52	10/15/2050	60,000	36,456
President & Fellows of Harvard College, Unscd. Bonds	5.26	3/15/2036	50,000	52,415
Quanta Services, Inc., Sr. Unscd. Notes	3.05	10/1/2041	55,000	40,866
Quanta Services, Inc., Sr. Unscd. Notes	5.25	8/9/2034	135,000	138,113
RELX Capital, Inc., Gtd. Notes	4.00	3/18/2029	99,000	98,732
S&P Global, Inc., Gtd. Notes	1.25	8/15/2030	10,000	8,796
S&P Global, Inc., Gtd. Notes	2.45	3/1/2027	566,000	557,984

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Commercial & Professional Services — .3% (continued)
S&P Global, Inc., Gtd. Notes	2.50	12/1/2029	197,000	186,310
S&P Global, Inc., Gtd. Notes	2.70	3/1/2029	180,000	173,342
S&P Global, Inc., Gtd. Notes	3.90	3/1/2062	80,000	59,359
S&P Global, Inc., Gtd. Notes	4.25	5/1/2029	120,000	120,681
The California Endowment, Unscd. Notes, Ser. 2021	2.50	4/1/2051	100,000	58,563
The Ford Foundation, Unscd. Bonds, Ser. 2020	2.82	6/1/2070	43,000	24,478
The George Washington University, Unscd. Notes, Ser. 2014	4.30	9/15/2044	70,000	59,675
The Georgetown University, Sr. Unscd. Bonds	5.12	4/1/2053	50,000	46,283
The Georgetown University, Sr. Unscd. Bonds, Ser. 20A	2.94	4/1/2050	100,000	64,461
The Leland Stanford Junior University, Unscd. Bonds	1.29	6/1/2027	310,000	300,177
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	125,000	74,824
The Rockefeller Foundation, Unscd. Notes, Ser. 2020	2.49	10/1/2050	129,000	77,940
The Trustees of Princeton University, Unscd. Bonds, Ser. 2020	2.52	7/1/2050	288,000	179,169
The Trustees of the University of Pennsylvania, Unscd. Bonds, Ser. 2020	2.40	10/1/2050	60,000	35,313
The University of Chicago, Unscd. Bonds	4.00	10/1/2053	50,000	39,600
The University of Chicago, Unscd. Bonds, Ser. 20B	2.76	4/1/2045	50,000	39,445
The Washington University, Sr. Unscd. Bonds	4.35	4/15/2122	25,000	18,864
The Washington University, Sr. Unscd. Bonds, Ser. 2022	3.52	4/15/2054	125,000	90,902
Thomas Jefferson University, Scd. Bonds	3.85	11/1/2057	100,000	71,178
University of Notre Dame du Lac, Unscd. Bonds, Ser. 2015	3.44	2/15/2045	30,000	23,253
University of Southern California, Unscd. Bonds, Ser. 2017	3.84	10/1/2047	75,000	60,005
Verisk Analytics, Inc., Sr. Unscd. Notes	3.63	5/15/2050	45,000	32,392
Verisk Analytics, Inc., Sr. Unscd. Notes	5.50	6/15/2045	50,000	48,495
William Marsh Rice University, Unscd. Bonds	3.57	5/15/2045	215,000	170,889
Yale University, Unscd. Bonds, Ser. 2020	1.48	4/15/2030	50,000	45,153
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	50,000	29,873
				5,949,110
Consumer Discretionary — .2%
Choice Hotels International, Inc., Sr. Unscd. Notes	3.70	12/1/2029	120,000	117,049
Choice Hotels International, Inc., Sr. Unscd. Notes(a)	3.70	1/15/2031	65,000	62,247
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	500,000	517,517
Hasbro, Inc., Sr. Unscd. Notes	3.90	11/19/2029	70,000	69,045
Hasbro, Inc., Sr. Unscd. Notes	6.05	5/14/2034	217,000	230,372
Hasbro, Inc., Sr. Unscd. Notes	6.35	3/15/2040	50,000	52,457
Hyatt Hotels Corp., Sr. Unscd. Notes	4.38	9/15/2028	50,000	50,173
Hyatt Hotels Corp., Sr. Unscd. Notes	5.05	3/30/2028	100,000	101,888
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	4/23/2030	75,000	78,422
Hyatt Hotels Corp., Sr. Unscd. Notes	5.75	3/30/2032	106,000	111,003
Las Vegas Sands Corp., Sr. Unscd. Notes	3.90	8/8/2029	60,000	58,470
Las Vegas Sands Corp., Sr. Unscd. Notes	6.20	8/15/2034	135,000	140,790
Leggett & Platt, Inc., Sr. Unscd. Notes	3.50	11/15/2027	125,000	123,234
Lennar Corp., Gtd. Notes	4.75	11/29/2027	660,000	666,509
Lennar Corp., Gtd. Notes	5.00	6/15/2027	135,000	135,975
Marriott International, Inc., Sr. Unscd. Notes	5.35	3/15/2035	100,000	102,504
Marriott International, Inc., Sr. Unscd. Notes, Ser. AA	4.65	12/1/2028	50,000	50,818
Marriott International, Inc., Sr. Unscd. Notes, Ser. GG	3.50	10/15/2032	150,000	139,971
Mattel, Inc., Sr. Unscd. Notes	5.45	11/1/2041	25,000	23,562
MDC Holdings, Inc., Gtd. Notes	2.50	1/15/2031	342,000	305,771
MDC Holdings, Inc., Gtd. Notes	3.97	8/6/2061	140,000	93,198
Polaris, Inc., Sr. Unscd. Notes	5.60	3/1/2031	400,000	406,171

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Consumer Discretionary — .2% (continued)
Polaris, Inc., Sr. Unscd. Notes	6.95	3/15/2029	50,000	53,152
PulteGroup, Inc., Gtd. Notes	6.00	2/15/2035	25,000	26,789
Sands China Ltd., Sr. Unscd. Notes	2.30	3/8/2027	210,000	205,128
Sands China Ltd., Sr. Unscd. Notes	5.40	8/8/2028	204,000	208,032
Toll Brothers Finance Corp., Gtd. Notes	4.88	3/15/2027	45,000	45,310
W.W. Grainger, Inc., Sr. Unscd. Notes	4.20	5/15/2047	90,000	75,720
				4,251,277
Consumer Durables & Apparel — .0%
NIKE, Inc., Sr. Unscd. Notes	2.75	3/27/2027	350,000	346,222
NIKE, Inc., Sr. Unscd. Notes	3.38	3/27/2050	85,000	60,909
NIKE, Inc., Sr. Unscd. Notes	3.88	11/1/2045	250,000	201,350
Ralph Lauren Corp., Sr. Unscd. Notes(a)	2.95	6/15/2030	110,000	104,383
				712,864
Consumer Staples — .2%
Avery Dennison Corp., Sr. Unscd. Notes	4.88	12/6/2028	130,000	132,455
Colgate-Palmolive Co., Sr. Unscd. Notes	3.10	8/15/2027	470,000	466,512
Colgate-Palmolive Co., Sr. Unscd. Notes	3.70	8/1/2047	125,000	98,894
Haleon US Capital LLC, Gtd. Notes	3.38	3/24/2029	278,000	271,977
Kenvue, Inc., Gtd. Notes	4.90	3/22/2033	315,000	320,805
Kenvue, Inc., Gtd. Notes	5.00	3/22/2030	230,000	236,623
Kenvue, Inc., Gtd. Notes	5.05	3/22/2028	120,000	122,620
Kenvue, Inc., Gtd. Notes	5.10	3/22/2043	95,000	91,203
Kimberly-Clark Corp., Sr. Unscd. Notes	1.05	9/15/2027	45,000	43,179
Kimberly-Clark Corp., Sr. Unscd. Notes	3.90	5/4/2047	95,000	74,987
The Clorox Company, Sr. Unscd. Notes	1.80	5/15/2030	110,000	99,329
The Clorox Company, Sr. Unscd. Notes	3.10	10/1/2027	135,000	133,292
The Clorox Company, Sr. Unscd. Notes	4.60	5/1/2032	75,000	75,431
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	3.13	12/1/2049	60,000	39,912
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	4.38	6/15/2045	100,000	84,471
The Estee Lauder Companies, Inc., Sr. Unscd. Notes	5.15	5/15/2053	74,000	68,220
The Procter & Gamble Company, Sr. Unscd. Notes	1.20	10/29/2030	438,000	385,898
The Procter & Gamble Company, Sr. Unscd. Notes	1.95	4/23/2031	150,000	135,461
The Procter & Gamble Company, Sr. Unscd. Notes	2.80	3/25/2027	241,000	238,895
The Procter & Gamble Company, Sr. Unscd. Notes	2.85	8/11/2027	150,000	148,438
The Procter & Gamble Company, Sr. Unscd. Notes	3.00	3/25/2030	285,000	274,714
Unilever Capital Corp., Gtd. Notes	2.13	9/6/2029	215,000	202,199
Unilever Capital Corp., Gtd. Notes	2.90	5/5/2027	160,000	158,547
Unilever Capital Corp., Gtd. Notes	4.88	9/8/2028	100,000	102,566
Unilever Capital Corp., Gtd. Notes	5.00	12/8/2033	100,000	103,480
Unilever Capital Corp., Gtd. Notes	5.90	11/15/2032	100,000	109,180
Unilever Capital Corp., Gtd. Notes, Ser. 30Y	2.63	8/12/2051	65,000	40,247
				4,259,535
Diversified Financials — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.40	10/29/2033	251,000	226,258
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	3.85	10/29/2041	110,000	89,895
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.63	10/15/2027	210,000	211,828
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	4.88	4/1/2028	530,000	538,473
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.15	9/30/2030	438,000	466,954
Affiliated Managers Group, Inc., Sr. Unscd. Notes	3.30	6/15/2030	67,000	63,886
Air Lease Corp., Sr. Unscd. Notes	2.10	9/1/2028	25,000	23,652

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Diversified Financials — 1.0% (continued)
Air Lease Corp., Sr. Unscd. Notes	2.88	1/15/2032	475,000	427,272
Air Lease Corp., Sr. Unscd. Notes	3.00	2/1/2030	30,000	28,204
Air Lease Corp., Sr. Unscd. Notes	3.13	12/1/2030	402,000	374,749
Air Lease Corp., Sr. Unscd. Notes	3.25	10/1/2029	25,000	23,982
Air Lease Corp., Sr. Unscd. Notes	3.63	12/1/2027	173,000	171,485
Ally Financial, Inc., Gtd. Notes	8.00	11/1/2031	40,000	45,325
Ally Financial, Inc., Sr. Unscd. Notes	4.75	6/9/2027	30,000	30,255
Ally Financial, Inc., Sr. Unscd. Notes	5.74	5/15/2029	300,000	307,879
Ally Financial, Inc., Sr. Unscd. Notes	6.18	7/26/2035	100,000	103,142
Ally Financial, Inc., Sr. Unscd. Notes	6.85	1/3/2030	30,000	31,766
Ally Financial, Inc., Sr. Unscd. Notes	8.00	11/1/2031	220,000	248,753
American Express Co., Sr. Unscd. Notes	3.30	5/3/2027	605,000	601,637
American Express Co., Sr. Unscd. Notes	4.35	7/20/2029	100,000	100,614
American Express Co., Sr. Unscd. Notes	4.73	4/25/2029	100,000	101,463
American Express Co., Sr. Unscd. Notes	4.92	7/20/2033	100,000	101,276
American Express Co., Sr. Unscd. Notes	5.02	4/25/2031	150,000	153,869
American Express Co., Sr. Unscd. Notes	5.04	5/1/2034	360,000	365,941
American Express Co., Sr. Unscd. Notes	5.28	7/27/2029	45,000	46,276
American Express Co., Sr. Unscd. Notes	5.28	7/26/2035	100,000	102,286
American Express Co., Sr. Unscd. Notes	5.53	4/25/2030	225,000	234,302
American Express Co., Sr. Unscd. Notes	5.67	4/25/2036	160,000	167,670
American Express Co., Sub. Notes	5.63	7/28/2034	45,000	46,820
American Express Credit Corp., Sr. Unscd. Notes	3.30	5/3/2027	50,000	49,707
Ameriprise Financial, Inc., Sr. Unscd. Notes	5.70	12/15/2028	95,000	99,402
Apollo Debt Solutions BDC, Sr. Unscd. Notes	6.90	4/13/2029	100,000	104,352
Apollo Global Management, Inc., Gtd. Notes	5.15	8/12/2035	100,000	99,548
Apollo Global Management, Inc., Gtd. Notes	6.38	11/15/2033	247,000	270,221
Ares Capital Corp., Sr. Unscd. Bonds	5.80	3/8/2032	35,000	35,234
Ares Management Corp., Gtd. Notes	5.60	10/11/2054	100,000	93,904
Ares Strategic Income Fund, Sr. Unscd. Notes	5.70	3/15/2028	100,000	101,333
BGC Group, Inc., Sr. Unscd. Notes	6.60	6/10/2029	260,000	272,093
BGC Group, Inc., Sr. Unscd. Notes	8.00	5/25/2028	30,000	32,050
BlackRock, Inc., Sr. Unscd. Notes	2.40	4/30/2030	54,000	50,539
BlackRock, Inc., Sr. Unscd. Notes	3.20	3/15/2027	169,000	168,103
BlackRock, Inc., Sr. Unscd. Notes	3.25	4/30/2029	400,000	392,047
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.05	9/10/2030	200,000	195,898
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.25	4/1/2030	50,000	49,395
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.60	11/22/2029	300,000	301,839
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.95	7/16/2029	50,000	50,858
Blackstone Private Credit Fund, Sr. Unscd. Notes	6.00	11/22/2034	300,000	297,881
Blue Owl Capital Corp., Sr. Unscd. Notes	3.13	4/13/2027	235,000	230,092
Blue Owl Credit Income Corp., Sr. Unscd. Notes	4.70	2/8/2027	50,000	49,918
Blue Owl Credit Income Corp., Sr. Unscd. Notes	6.65	3/15/2031	360,000	368,384
Blue Owl Finance LLC, Gtd. Notes	4.13	10/7/2051	50,000	35,688
Capital One Financial Corp., Sr. Unscd. Notes	3.65	5/11/2027	120,000	119,443
Capital One Financial Corp., Sr. Unscd. Notes	3.80	1/31/2028	461,000	458,662
Capital One Financial Corp., Sr. Unscd. Notes	4.10	2/9/2027	181,000	181,129
Capital One Financial Corp., Sr. Unscd. Notes	5.20	9/11/2036	200,000	197,240
Capital One Financial Corp., Sr. Unscd. Notes	5.27	5/10/2033	135,000	137,651
Capital One Financial Corp., Sr. Unscd. Notes	5.82	2/1/2034	250,000	260,256

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Diversified Financials — 1.0% (continued)
Capital One Financial Corp., Sr. Unscd. Notes	6.38	6/8/2034	30,000	32,197
Capital One Financial Corp., Sr. Unscd. Notes	6.70	11/29/2032	60,000	66,129
Capital One Financial Corp., Sr. Unscd. Notes	7.96	11/2/2034	187,000	218,524
Capital One Financial Corp., Sub. Notes	2.36	7/29/2032	199,000	174,015
Capital Southwest Corp., Sr. Unscd. Notes	5.95	9/18/2030	100,000	100,027
Carlyle Secured Lending, Inc., Sr. Unscd. Notes	6.75	2/18/2030	500,000	512,712
CBOE Global Markets, Inc., Sr. Unscd. Notes	1.63	12/15/2030	95,000	84,060
CI Financial Corp., Sr. Unscd. Notes	3.20	12/17/2030	725,000	658,654
CME Group, Inc., Sr. Unscd. Notes	5.30	9/15/2043	450,000	450,931
Eaton Vance Corp., Gtd. Bonds	3.50	4/6/2027	197,000	196,289
Franklin BSP Capital Corp., Sr. Unscd. Notes	7.20	6/15/2029	100,000	103,659
Franklin Resources, Inc., Sr. Unscd. Notes	1.60	10/30/2030	75,000	66,568
FS KKR Capital Corp., Sr. Unscd. Notes	3.13	10/12/2028	50,000	46,195
FS KKR Capital Corp., Sr. Unscd. Notes	3.25	7/15/2027	210,000	203,429
FS KKR Capital Corp., Sr. Unscd. Notes(a)	6.13	1/15/2030	100,000	97,692
Golub Capital Private Credit Fund, Sr. Unscd. Notes	5.88	5/1/2030	50,000	50,605
HPS Corporate Lending Fund, Sr. Unscd. Notes(c)	5.45	11/15/2030	100,000	98,845
HPS Corporate Lending Fund, Sr. Unscd. Notes	5.95	4/14/2032	50,000	50,279
HPS Corporate Lending Fund, Sr. Unscd. Notes(a)	6.75	1/30/2029	150,000	156,422
Intercontinental Exchange, Inc., Gtd. Notes	3.10	9/15/2027	45,000	44,513
Intercontinental Exchange, Inc., Sr. Unscd. Notes	2.65	9/15/2040	100,000	73,768
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	6/15/2050	399,000	262,743
Intercontinental Exchange, Inc., Sr. Unscd. Notes	3.00	9/15/2060	50,000	29,843
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.00	9/15/2027	600,000	601,645
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.25	9/21/2048	15,000	12,493
Intercontinental Exchange, Inc., Sr. Unscd. Notes	4.35	6/15/2029	307,000	310,004
Intercontinental Exchange, Inc., Sr. Unscd. Notes	5.25	6/15/2031	275,000	287,122
Jefferies Financial Group, Inc., Sr. Unscd. Debs.	6.25	1/15/2036	50,000	52,585
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.63	10/15/2031	450,000	400,525
Jefferies Financial Group, Inc., Sr. Unscd. Notes	2.75	10/15/2032	100,000	87,334
Jefferies Financial Group, Inc., Sr. Unscd. Notes	6.50	1/20/2043	50,000	51,604
Lazard Group LLC, Sr. Unscd. Notes	4.50	9/19/2028	10,000	10,072
LPL Holdings, Inc., Gtd. Notes	6.75	11/17/2028	295,000	313,786
Mastercard, Inc., Sr. Unscd. Notes	2.95	6/1/2029	200,000	193,973
Mastercard, Inc., Sr. Unscd. Notes	3.35	3/26/2030	48,000	46,837
Mastercard, Inc., Sr. Unscd. Notes	3.50	2/26/2028	130,000	129,468
Mastercard, Inc., Sr. Unscd. Notes	3.65	6/1/2049	325,000	246,018
Mastercard, Inc., Sr. Unscd. Notes	3.95	2/26/2048	60,000	48,225
Mastercard, Inc., Sr. Unscd. Notes	4.88	3/9/2028	95,000	97,106
Mastercard, Inc., Sr. Unscd. Notes	4.88	5/9/2034	200,000	203,794
Nasdaq, Inc., Sr. Unscd. Notes(a)	1.65	1/15/2031	55,000	48,697
Nasdaq, Inc., Sr. Unscd. Notes	3.25	4/28/2050	140,000	96,681
Nasdaq, Inc., Sr. Unscd. Notes	3.95	3/7/2052	22,000	16,812
Nasdaq, Inc., Sr. Unscd. Notes	5.55	2/15/2034	159,000	166,122
Nasdaq, Inc., Sr. Unscd. Notes	6.10	6/28/2063	50,000	52,029
Nomura Holdings, Inc., Sr. Unscd. Notes	2.61	7/14/2031	200,000	180,604
Nomura Holdings, Inc., Sr. Unscd. Notes	3.00	1/22/2032	395,000	359,033
Nomura Holdings, Inc., Sr. Unscd. Notes	6.07	7/12/2028	235,000	245,222
Nomura Holdings, Inc., Sub. Notes	5.04	6/10/2036	200,000	198,363
Oaktree Specialty Lending Corp., Sr. Unscd. Notes	6.34	2/27/2030	50,000	49,810

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Diversified Financials — 1.0% (continued)
Oaktree Strategic Credit Fund, Sr. Unscd. Notes	8.40	11/14/2028	50,000	53,891
ORIX Corp., Sr. Unscd. Notes	4.00	4/13/2032	150,000	145,440
ORIX Corp., Sr. Unscd. Notes	4.45	9/9/2030	200,000	200,212
Private Export Funding Corp., Govt. Gtd. Notes, Ser. PP	1.40	7/15/2028	50,000	47,222
Private Export Funding Corp., Govt. Gtd. Notes, Ser. SS	4.60	2/15/2034	250,000	253,374
Private Export Funding Corp., Sr. Unscd. Notes(c)	4.50	2/7/2027	50,000	50,224
Radian Group, Inc., Sr. Unscd. Notes	4.88	3/15/2027	50,000	50,191
Raymond James Financial, Inc., Sr. Unscd. Notes	4.65	4/1/2030	342,000	348,108
Raymond James Financial, Inc., Sr. Unscd. Notes	4.90	9/11/2035	150,000	148,604
Raymond James Financial, Inc., Sr. Unscd. Notes	4.95	7/15/2046	33,000	30,217
Synchrony Financial, Sr. Unscd. Notes	5.45	3/6/2031	100,000	101,961
The Charles Schwab Corp., Sr. Unscd. Notes	1.95	12/1/2031	200,000	175,838
The Charles Schwab Corp., Sr. Unscd. Notes	2.00	3/20/2028	10,000	9,637
The Charles Schwab Corp., Sr. Unscd. Notes	2.30	5/13/2031	247,000	223,871
The Charles Schwab Corp., Sr. Unscd. Notes	2.45	3/3/2027	173,000	170,616
The Charles Schwab Corp., Sr. Unscd. Notes	2.75	10/1/2029	159,000	151,823
The Charles Schwab Corp., Sr. Unscd. Notes	4.00	2/1/2029	90,000	90,456
The Charles Schwab Corp., Sr. Unscd. Notes	4.91	11/14/2036	200,000	198,233
The Charles Schwab Corp., Sr. Unscd. Notes	5.85	5/19/2034	165,000	175,969
The Charles Schwab Corp., Sr. Unscd. Notes	6.14	8/24/2034	25,000	27,151
The Western Union Company, Sr. Unscd. Notes(a)	2.75	3/15/2031	70,000	64,443
Visa, Inc., Sr. Unscd. Notes	1.10	2/15/2031	200,000	174,223
Visa, Inc., Sr. Unscd. Notes	1.90	4/15/2027	125,000	122,572
Visa, Inc., Sr. Unscd. Notes(a)	2.05	4/15/2030	17,000	15,762
Visa, Inc., Sr. Unscd. Notes	2.70	4/15/2040	105,000	80,484
Visa, Inc., Sr. Unscd. Notes	3.65	9/15/2047	173,000	134,105
Visa, Inc., Sr. Unscd. Notes	4.15	12/14/2035	174,000	167,851
Visa, Inc., Sr. Unscd. Notes	4.30	12/14/2045	102,000	88,568
Voya Financial, Inc., Gtd. Notes	4.80	6/15/2046	50,000	44,600
Voya Financial, Inc., Gtd. Notes	5.70	7/15/2043	50,000	49,789
				22,018,277
Electronic Components — .1%
Allegion US Holding Co., Inc., Gtd. Notes	3.55	10/1/2027	90,000	89,224
Amphenol Corp., Sr. Unscd. Notes	2.80	2/15/2030	20,000	19,001
Arrow Electronics, Inc., Sr. Unscd. Notes	2.95	2/15/2032	115,000	102,918
Emerson Electric Co., Sr. Unscd. Notes	2.20	12/21/2031	30,000	26,809
Emerson Electric Co., Sr. Unscd. Notes	2.80	12/21/2051	80,000	50,757
Flex Ltd., Sr. Unscd. Notes	5.38	11/13/2035	350,000	349,443
Fortive Corp., Sr. Unscd. Notes	4.30	6/15/2046	53,000	44,031
Honeywell International, Inc., Sr. Unscd. Notes	1.10	3/1/2027	300,000	291,708
Honeywell International, Inc., Sr. Unscd. Notes	1.75	9/1/2031	75,000	65,601
Honeywell International, Inc., Sr. Unscd. Notes	1.95	6/1/2030	125,000	114,158
Honeywell International, Inc., Sr. Unscd. Notes	3.81	11/21/2047	110,000	86,073
Honeywell International, Inc., Sr. Unscd. Notes	4.25	1/15/2029	215,000	216,731
Honeywell International, Inc., Sr. Unscd. Notes	4.88	9/1/2029	50,000	51,460
Honeywell International, Inc., Sr. Unscd. Notes	4.95	2/15/2028	200,000	204,353
Honeywell International, Inc., Sr. Unscd. Notes	5.00	3/1/2035	500,000	508,122
Honeywell International, Inc., Sr. Unscd. Notes	5.38	3/1/2041	50,000	51,118
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2036	65,000	69,038
Honeywell International, Inc., Sr. Unscd. Notes	5.70	3/15/2037	137,000	145,151

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Electronic Components — .1% (continued)
Hubbell, Inc., Sr. Unscd. Notes	3.15	8/15/2027	155,000	152,920
Jabil, Inc., Sr. Unscd. Notes	3.95	1/12/2028	10,000	9,982
Jabil, Inc., Sr. Unscd. Notes	4.25	5/15/2027	50,000	50,139
Keysight Technologies, Inc., Sr. Unscd. Notes	3.00	10/30/2029	88,000	84,347
Tyco Electronics Group SA, Gtd. Notes	3.13	8/15/2027	220,000	218,203
Vontier Corp., Gtd. Notes	2.40	4/1/2028	40,000	38,474
Vontier Corp., Gtd. Notes	2.95	4/1/2031	215,000	197,269
				3,237,030
Energy — 1.7%
APA Corp., Sr. Unscd. Notes	4.25	1/15/2030	44,000	43,464
APA Corp., Sr. Unscd. Notes	5.10	9/1/2040	27,000	24,231
APA Corp., Sr. Unscd. Notes	5.35	7/1/2049	76,000	64,167
APA Corp., Sr. Unscd. Notes	6.00	1/15/2037	100,000	100,755
Baker Hughes Holdings LLC, Sr. Unscd. Notes	5.13	9/15/2040	34,000	33,202
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	3.34	12/15/2027	200,000	198,080
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc., Sr. Unscd. Notes	4.08	12/15/2047	75,000	59,815
Boardwalk Pipelines LP, Gtd. Notes	5.38	2/15/2036	200,000	200,393
BP Capital Markets America, Inc., Gtd. Notes	1.75	8/10/2030	366,000	329,175
BP Capital Markets America, Inc., Gtd. Notes	2.72	1/12/2032	250,000	228,010
BP Capital Markets America, Inc., Gtd. Notes	2.77	11/10/2050	75,000	46,532
BP Capital Markets America, Inc., Gtd. Notes	3.38	2/8/2061	200,000	130,872
BP Capital Markets America, Inc., Gtd. Notes	3.59	4/14/2027	165,000	164,595
BP Capital Markets America, Inc., Gtd. Notes	3.94	9/21/2028	120,000	120,152
BP Capital Markets America, Inc., Gtd. Notes	4.81	2/13/2033	79,000	79,841
BP Capital Markets America, Inc., Gtd. Notes	4.97	10/17/2029	250,000	257,330
BP Capital Markets America, Inc., Gtd. Notes	5.23	11/17/2034	200,000	206,081
BP Capital Markets PLC, Gtd. Notes	3.28	9/19/2027	230,000	228,363
Canadian Natural Resources Ltd., Sr. Unscd. Notes	2.95	7/15/2030	186,000	175,734
Canadian Natural Resources Ltd., Sr. Unscd. Notes	3.85	6/1/2027	50,000	49,958
Canadian Natural Resources Ltd., Sr. Unscd. Notes	5.00	12/15/2029	200,000	205,527
Cenovus Energy, Inc., Sr. Unscd. Notes	3.75	2/15/2052	145,000	102,544
Cenovus Energy, Inc., Sr. Unscd. Notes	5.25	6/15/2037	27,000	26,293
Cenovus Energy, Inc., Sr. Unscd. Notes	6.75	11/15/2039	2,000	2,193
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	2.74	12/31/2039	10,000	8,575
Cheniere Corpus Christi Holdings LLC, Sr. Scd. Notes	5.13	6/30/2027	101,000	101,955
Cheniere Energy Partners LP, Gtd. Notes	3.25	1/31/2032	117,000	107,982
Cheniere Energy Partners LP, Gtd. Notes	5.95	6/30/2033	325,000	344,189
Chevron Corp., Sr. Unscd. Notes	2.00	5/11/2027	275,000	269,481
Chevron Corp., Sr. Unscd. Notes	2.24	5/11/2030	40,000	37,154
Chevron Corp., Sr. Unscd. Notes	3.08	5/11/2050	175,000	119,065
Chevron USA, Inc., Gtd. Notes	3.25	10/15/2029	165,000	161,381
Chevron USA, Inc., Gtd. Notes	3.95	8/13/2027	200,000	200,878
Chevron USA, Inc., Gtd. Notes	4.05	8/13/2028	200,000	201,546
ConocoPhillips, Gtd. Notes	4.88	10/1/2047	65,000	58,174
ConocoPhillips Co., Gtd. Notes	3.76	3/15/2042	250,000	204,654
ConocoPhillips Co., Gtd. Notes	4.03	3/15/2062	311,000	226,553
ConocoPhillips Co., Gtd. Notes	5.55	3/15/2054	228,000	221,311
ConocoPhillips Co., Gtd. Notes	5.65	1/15/2065	300,000	290,468
Coterra Energy, Inc., Sr. Unscd. Notes	3.90	5/15/2027	138,000	137,718
DCP Midstream Operating LP, Gtd. Notes	5.60	4/1/2044	56,000	54,262

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Energy — 1.7% (continued)
DCP Midstream Operating LP, Gtd. Notes	5.63	7/15/2027	120,000	122,181
Devon Energy Corp., Sr. Unscd. Notes	4.50	1/15/2030	254,000	255,322
Devon Energy Corp., Sr. Unscd. Notes	4.75	5/15/2042	75,000	65,814
Devon Energy Corp., Sr. Unscd. Notes	5.25	10/15/2027	30,000	29,993
Devon Energy Corp., Sr. Unscd. Notes	5.60	7/15/2041	145,000	142,550
Devon Energy Corp., Sr. Unscd. Notes	5.75	9/15/2054	250,000	237,260
Diamondback Energy, Inc., Gtd. Notes	3.50	12/1/2029	71,000	68,980
Diamondback Energy, Inc., Gtd. Notes	4.25	3/15/2052	65,000	50,970
Diamondback Energy, Inc., Gtd. Notes	4.40	3/24/2051	100,000	80,932
Diamondback Energy, Inc., Gtd. Notes	5.40	4/18/2034	300,000	307,481
Diamondback Energy, Inc., Gtd. Notes	5.90	4/18/2064	203,000	194,279
Diamondback Energy, Inc., Gtd. Notes	6.25	3/15/2033	47,000	50,694
Eastern Gas Transmission & Storage, Inc., Sr. Unscd. Notes	4.80	11/1/2043	40,000	35,727
Enbridge Energy Partners LP, Gtd. Notes	5.50	9/15/2040	60,000	59,622
Enbridge, Inc., Gtd. Notes	4.00	11/15/2049	200,000	153,929
Enbridge, Inc., Gtd. Notes	5.25	4/5/2027	300,000	304,152
Enbridge, Inc., Gtd. Notes	5.50	12/1/2046	5,000	4,903
Enbridge, Inc., Gtd. Notes	5.70	3/8/2033	500,000	524,370
Energy Transfer LP, Gtd. Notes	5.35	5/15/2045	59,000	53,587
Energy Transfer LP, Sr. Unscd. Bonds	5.50	6/1/2027	223,000	226,411
Energy Transfer LP, Sr. Unscd. Notes	4.20	4/15/2027	120,000	120,204
Energy Transfer LP, Sr. Unscd. Notes	4.90	3/15/2035	98,000	95,906
Energy Transfer LP, Sr. Unscd. Notes	4.95	6/15/2028	325,000	330,738
Energy Transfer LP, Sr. Unscd. Notes	5.00	5/15/2050	125,000	105,633
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/1/2044	100,000	91,215
Energy Transfer LP, Sr. Unscd. Notes	5.30	4/15/2047	50,000	44,879
Energy Transfer LP, Sr. Unscd. Notes	5.40	10/1/2047	105,000	95,154
Energy Transfer LP, Sr. Unscd. Notes	5.55	5/15/2034	100,000	102,891
Energy Transfer LP, Sr. Unscd. Notes	5.60	9/1/2034	100,000	102,974
Energy Transfer LP, Sr. Unscd. Notes	5.95	10/1/2043	25,000	24,829
Energy Transfer LP, Sr. Unscd. Notes	6.10	12/1/2028	10,000	10,508
Energy Transfer LP, Sr. Unscd. Notes	6.20	4/1/2055	200,000	197,587
Energy Transfer LP, Sr. Unscd. Notes	6.25	4/15/2049	165,000	164,524
Energy Transfer LP, Sr. Unscd. Notes	6.40	12/1/2030	20,000	21,645
Energy Transfer LP, Sr. Unscd. Notes	6.50	2/1/2042	810,000	856,289
Energy Transfer LP, Sr. Unscd. Notes	6.55	12/1/2033	60,000	65,655
Energy Transfer LP, Sr. Unscd. Notes, Ser. 20Y	5.80	6/15/2038	105,000	107,087
ENI USA, Inc., Gtd. Debs.	7.30	11/15/2027	10,000	10,573
Enterprise Products Operating LLC, Gtd. Bonds	6.45	9/1/2040	55,000	60,824
Enterprise Products Operating LLC, Gtd. Notes	2.80	1/31/2030	50,000	47,518
Enterprise Products Operating LLC, Gtd. Notes	3.20	2/15/2052	23,000	15,256
Enterprise Products Operating LLC, Gtd. Notes	3.70	1/31/2051	120,000	88,225
Enterprise Products Operating LLC, Gtd. Notes	3.95	2/15/2027	170,000	170,098
Enterprise Products Operating LLC, Gtd. Notes	3.95	1/31/2060	107,000	78,137
Enterprise Products Operating LLC, Gtd. Notes	4.15	10/16/2028	70,000	70,439
Enterprise Products Operating LLC, Gtd. Notes	4.20	1/31/2050	50,000	40,244
Enterprise Products Operating LLC, Gtd. Notes	4.25	2/15/2048	260,000	213,322
Enterprise Products Operating LLC, Gtd. Notes	4.45	2/15/2043	40,000	35,056
Enterprise Products Operating LLC, Gtd. Notes	4.80	2/1/2049	328,000	288,630
Enterprise Products Operating LLC, Gtd. Notes	4.85	8/15/2042	225,000	208,249

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Energy — 1.7% (continued)
Enterprise Products Operating LLC, Gtd. Notes	4.85	3/15/2044	40,000	36,580
Enterprise Products Operating LLC, Gtd. Notes	4.95	2/15/2035	352,000	355,747
Enterprise Products Operating LLC, Gtd. Notes	5.10	2/15/2045	95,000	89,164
Enterprise Products Operating LLC, Gtd. Notes	5.95	2/1/2041	134,000	140,027
Enterprise Products Operating LLC, Gtd. Notes, Ser. D	6.88	3/1/2033	329,000	372,902
EOG Resources, Inc., Sr. Unscd. Notes	4.40	1/15/2031	200,000	200,361
EOG Resources, Inc., Sr. Unscd. Notes	4.95	4/15/2050	115,000	102,969
EOG Resources, Inc., Sr. Unscd. Notes	5.65	12/1/2054	200,000	196,744
EQT Corp., Sr. Unscd. Notes	3.90	10/1/2027	116,000	115,589
EQT Corp., Sr. Unscd. Notes	5.00	1/15/2029	262,000	266,522
EQT Corp., Sr. Unscd. Notes	6.38	4/1/2029	50,000	51,742
EQT Corp., Sr. Unscd. Notes	7.00	2/1/2030	286,000	310,752
Equinor ASA, Gtd. Debs.	7.25	9/23/2027	7,000	7,388
Equinor ASA, Gtd. Notes	2.38	5/22/2030	101,000	94,111
Equinor ASA, Gtd. Notes	3.00	4/6/2027	15,000	14,888
Equinor ASA, Gtd. Notes	3.25	11/18/2049	180,000	125,888
Equinor ASA, Gtd. Notes	3.70	4/6/2050	100,000	75,752
Equinor ASA, Gtd. Notes	4.80	11/8/2043	100,000	92,939
Equinor ASA, Gtd. Notes	5.10	8/17/2040	278,000	274,852
Exxon Mobil Corp., Sr. Unscd. Notes	2.44	8/16/2029	189,000	180,808
Exxon Mobil Corp., Sr. Unscd. Notes	2.61	10/15/2030	94,000	88,175
Exxon Mobil Corp., Sr. Unscd. Notes	3.10	8/16/2049	217,000	147,985
Exxon Mobil Corp., Sr. Unscd. Notes	3.45	4/15/2051	313,000	224,691
Exxon Mobil Corp., Sr. Unscd. Notes	3.48	3/19/2030	243,000	237,847
Exxon Mobil Corp., Sr. Unscd. Notes	4.23	3/19/2040	129,000	117,774
Exxon Mobil Corp., Sr. Unscd. Notes	4.33	3/19/2050	180,000	150,747
Halliburton Co., Sr. Unscd. Bonds	7.45	9/15/2039	700,000	825,867
Halliburton Co., Sr. Unscd. Notes	2.92	3/1/2030	229,000	217,316
Halliburton Co., Sr. Unscd. Notes	4.50	11/15/2041	25,000	21,780
Halliburton Co., Sr. Unscd. Notes	4.75	8/1/2043	55,000	48,787
Halliburton Co., Sr. Unscd. Notes	4.85	11/15/2035	261,000	257,063
Helmerich & Payne, Inc., Gtd. Notes	4.65	12/1/2027	50,000	50,365
Helmerich & Payne, Inc., Sr. Unscd. Notes	4.85	12/1/2029	200,000	202,238
Hess Corp., Sr. Unscd. Bonds	7.88	10/1/2029	345,000	388,354
Hess Corp., Sr. Unscd. Notes	4.30	4/1/2027	150,000	150,596
Hess Corp., Sr. Unscd. Notes	7.13	3/15/2033	20,000	23,023
HF Sinclair Corp., Sr. Unscd. Notes	5.00	2/1/2028	200,000	200,078
HF Sinclair Corp., Sr. Unscd. Notes	5.75	1/15/2031	50,000	51,820
Kinder Morgan Energy Partners LP, Gtd. Notes	5.00	3/1/2043	110,000	100,842
Kinder Morgan Energy Partners LP, Gtd. Notes	5.40	9/1/2044	100,000	95,599
Kinder Morgan Energy Partners LP, Gtd. Notes	5.50	3/1/2044	200,000	192,863
Kinder Morgan Energy Partners LP, Gtd. Notes	6.38	3/1/2041	50,000	53,680
Kinder Morgan Energy Partners LP, Gtd. Notes	6.95	1/15/2038	553,000	626,931
Kinder Morgan Energy Partners LP, Gtd. Notes	7.40	3/15/2031	55,000	61,958
Kinder Morgan Energy Partners LP, Gtd. Notes	7.75	3/15/2032	50,000	57,900
Kinder Morgan, Inc., Gtd. Notes	3.25	8/1/2050	95,000	62,894
Kinder Morgan, Inc., Gtd. Notes	3.60	2/15/2051	220,000	155,003
Kinder Morgan, Inc., Gtd. Notes	4.80	2/1/2033	60,000	60,138
Kinder Morgan, Inc., Gtd. Notes	5.45	8/1/2052	45,000	42,283
Kinder Morgan, Inc., Gtd. Notes	5.55	6/1/2045	125,000	121,533

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Energy — 1.7% (continued)
Kinder Morgan, Inc., Sr. Unscd. Notes	5.40	2/1/2034	250,000	258,635
Marathon Petroleum Corp., Sr. Unscd. Notes	3.80	4/1/2028	88,000	87,586
Marathon Petroleum Corp., Sr. Unscd. Notes	4.50	4/1/2048	90,000	72,233
Marathon Petroleum Corp., Sr. Unscd. Notes	4.75	9/15/2044	50,000	43,145
Marathon Petroleum Corp., Sr. Unscd. Notes	6.50	3/1/2041	30,000	32,111
MPLX LP, Sr. Unscd. Notes	2.65	8/15/2030	200,000	185,436
MPLX LP, Sr. Unscd. Notes	4.00	3/15/2028	150,000	149,934
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	495,000	495,389
MPLX LP, Sr. Unscd. Notes	4.70	4/15/2048	20,000	16,633
MPLX LP, Sr. Unscd. Notes	4.90	4/15/2058	55,000	45,398
MPLX LP, Sr. Unscd. Notes	4.95	9/1/2032	115,000	115,840
MPLX LP, Sr. Unscd. Notes	4.95	3/14/2052	100,000	84,444
MPLX LP, Sr. Unscd. Notes	5.00	3/1/2033	362,000	362,964
MPLX LP, Sr. Unscd. Notes	5.20	3/1/2047	50,000	44,918
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	100,000	89,384
MPLX LP, Sr. Unscd. Notes	5.40	9/15/2035	200,000	201,633
MPLX LP, Sr. Unscd. Notes	5.50	2/15/2049	70,000	64,532
MPLX LP, Sr. Unscd. Notes	5.65	3/1/2053	50,000	46,551
Northwest Pipeline LLC, Sr. Unscd. Notes	4.00	4/1/2027	15,000	15,002
NOV, Inc., Sr. Unscd. Notes	3.60	12/1/2029	95,000	92,900
Occidental Petroleum Corp., Sr. Unscd. Notes	6.13	1/1/2031	80,000	84,580
Occidental Petroleum Corp., Sr. Unscd. Notes	6.20	3/15/2040	200,000	203,777
Occidental Petroleum Corp., Sr. Unscd. Notes	6.60	3/15/2046	90,000	92,794
Occidental Petroleum Corp., Sr. Unscd. Notes	6.63	9/1/2030	110,000	118,268
Occidental Petroleum Corp., Sr. Unscd. Notes	7.88	9/15/2031	392,000	450,336
ONEOK Partners LP, Gtd. Notes	6.20	9/15/2043	15,000	15,305
ONEOK, Inc., Gtd. Bonds	4.25	9/15/2046	60,000	47,339
ONEOK, Inc., Gtd. Notes	3.95	3/1/2050	200,000	145,477
ONEOK, Inc., Gtd. Notes	4.20	10/3/2047	150,000	116,246
ONEOK, Inc., Gtd. Notes	4.35	3/15/2029	25,000	25,084
ONEOK, Inc., Gtd. Notes	5.15	10/15/2043	460,000	419,652
ONEOK, Inc., Gtd. Notes	5.20	7/15/2048	75,000	67,406
ONEOK, Inc., Gtd. Notes	5.38	6/1/2029	65,000	67,028
ONEOK, Inc., Gtd. Notes	5.40	10/15/2035	200,000	201,591
ONEOK, Inc., Gtd. Notes	5.45	6/1/2047	200,000	185,987
ONEOK, Inc., Gtd. Notes	5.65	11/1/2028	86,000	89,296
ONEOK, Inc., Gtd. Notes	5.70	11/1/2054	200,000	186,876
ONEOK, Inc., Gtd. Notes	5.85	11/1/2064	200,000	188,067
ONEOK, Inc., Gtd. Notes	6.05	9/1/2033	100,000	105,967
ONEOK, Inc., Gtd. Notes	6.25	10/15/2055	100,000	100,612
Ovintiv, Inc., Gtd. Bonds	7.20	11/1/2031	50,000	55,287
Ovintiv, Inc., Gtd. Notes	6.25	7/15/2033	320,000	339,799
Patterson-UTI Energy, Inc., Sr. Unscd. Notes	7.15	10/1/2033	10,000	10,768
Phillips 66 Co., Gtd. Notes	3.30	3/15/2052	75,000	48,997
Phillips 66 Co., Gtd. Notes	3.90	3/15/2028	375,000	374,232
Phillips 66 Co., Gtd. Notes	4.68	2/15/2045	325,000	276,553
Phillips 66 Co., Gtd. Notes	4.90	10/1/2046	10,000	8,694
Phillips 66 Co., Gtd. Notes	4.95	12/1/2027	140,000	142,376
Phillips 66 Co., Gtd. Notes	5.50	3/15/2055	110,000	101,571
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	560,000	563,269

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Energy — 1.7% (continued)
Pioneer Natural Resources Co., Sr. Unscd. Notes	1.90	8/15/2030	610,000	553,516
Pioneer Natural Resources Co., Sr. Unscd. Notes	2.15	1/15/2031	101,000	91,693
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.90	2/15/2045	200,000	176,477
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	5.15	6/1/2042	40,000	36,832
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	4.20	3/15/2028	100,000	100,249
Sabine Pass Liquefaction LLC, Sr. Scd. Notes	5.90	9/15/2037	162,389	170,995
Shell Finance US, Inc., Gtd. Notes(c)	3.00	11/26/2051	235,000	152,205
Shell Finance US, Inc., Gtd. Notes(c)	3.13	11/7/2049	110,000	74,235
Shell Finance US, Inc., Gtd. Notes	3.75	9/12/2046	35,000	27,259
Shell Finance US, Inc., Gtd. Notes(c)	3.88	11/13/2028	214,000	214,651
Shell Finance US, Inc., Gtd. Notes	4.00	5/10/2046	746,000	605,006
Shell Finance US, Inc., Gtd. Notes	4.13	11/6/2030	200,000	199,730
Shell Finance US, Inc., Gtd. Notes	4.38	5/11/2045	160,000	137,913
Shell Finance US, Inc., Gtd. Notes	4.75	1/6/2036	200,000	198,454
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.58	10/1/2034	100,000	100,825
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	6.18	10/1/2054	250,000	240,433
Spectra Energy Partners LP, Gtd. Notes	4.50	3/15/2045	195,000	164,855
Suncor Energy, Inc., Sr. Unscd. Notes	4.00	11/15/2047	180,000	137,821
Suncor Energy, Inc., Sr. Unscd. Notes	6.80	5/15/2038	39,000	43,123
Targa Resources Corp., Gtd. Notes	6.13	3/15/2033	180,000	192,265
Targa Resources Corp., Gtd. Notes	6.15	3/1/2029	50,000	52,678
Targa Resources Corp., Gtd. Notes	6.50	3/30/2034	85,000	92,936
Targa Resources Corp., Gtd. Notes	6.50	2/15/2053	195,000	204,576
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	4.88	2/1/2031	250,000	252,345
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.50	3/1/2030	50,000	50,933
TC PipeLines LP, Sr. Unscd. Notes	3.90	5/25/2027	682,000	680,541
Texas Eastern Transmission LP, Sr. Unscd. Notes	7.00	7/15/2032	25,000	28,054
The Williams Companies, Inc., Sr. Unscd. Notes	2.60	3/15/2031	175,000	160,116
The Williams Companies, Inc., Sr. Unscd. Notes	3.50	10/15/2051	65,000	45,157
The Williams Companies, Inc., Sr. Unscd. Notes	4.65	8/15/2032	100,000	100,041
The Williams Companies, Inc., Sr. Unscd. Notes	4.80	11/15/2029	35,000	35,716
The Williams Companies, Inc., Sr. Unscd. Notes	4.85	3/1/2048	87,000	76,055
The Williams Companies, Inc., Sr. Unscd. Notes	4.90	1/15/2045	50,000	44,826
The Williams Companies, Inc., Sr. Unscd. Notes	5.10	9/15/2045	100,000	91,995
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2028	100,000	103,057
The Williams Companies, Inc., Sr. Unscd. Notes	5.30	8/15/2052	105,000	96,856
The Williams Companies, Inc., Sr. Unscd. Notes	5.65	3/15/2033	10,000	10,460
The Williams Companies, Inc., Sr. Unscd. Notes	6.30	4/15/2040	389,000	418,701
TotalEnergies Capital International SA, Gtd. Notes	2.83	1/10/2030	185,000	177,022
TotalEnergies Capital International SA, Gtd. Notes	2.99	6/29/2041	180,000	135,609
TotalEnergies Capital International SA, Gtd. Notes	3.13	5/29/2050	100,000	67,173
TotalEnergies Capital International SA, Gtd. Notes	3.39	6/29/2060	50,000	32,617
TotalEnergies Capital SA, Gtd. Notes	4.72	9/10/2034	100,000	100,434
TotalEnergies Capital SA, Gtd. Notes	5.15	4/5/2034	500,000	517,183
TotalEnergies Capital SA, Gtd. Notes	5.43	9/10/2064	100,000	94,114
TransCanada PipeLines Ltd., Sr. Unscd. Bonds	6.10	6/1/2040	25,000	26,274
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.10	4/15/2030	225,000	222,635
TransCanada PipeLines Ltd., Sr. Unscd. Notes	4.25	5/15/2028	161,000	161,572

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Energy — 1.7% (continued)
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.10	3/15/2049	230,000	213,702
TransCanada PipeLines Ltd., Sr. Unscd. Notes	5.85	3/15/2036	50,000	52,357
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.00	3/15/2028	53,000	53,025
Transcontinental Gas Pipe Line Co. LLC, Sr. Unscd. Notes	4.45	8/1/2042	40,000	35,123
Valero Energy Corp., Sr. Unscd. Notes	2.80	12/1/2031	207,000	189,240
Valero Energy Corp., Sr. Unscd. Notes	3.65	12/1/2051	80,000	55,475
Valero Energy Corp., Sr. Unscd. Notes	4.35	6/1/2028	250,000	251,426
Valero Energy Corp., Sr. Unscd. Notes	6.63	6/15/2037	36,000	39,716
Viper Energy Partners LLC, Gtd. Bonds	4.90	8/1/2030	200,000	202,465
Western Midstream Operating LP, Sr. Unscd. Notes	4.05	2/1/2030	50,000	49,026
Western Midstream Operating LP, Sr. Unscd. Notes	5.25	2/1/2050	60,000	51,511
Western Midstream Operating LP, Sr. Unscd. Notes	5.50	8/15/2048	50,000	44,492
Western Midstream Operating LP, Sr. Unscd. Notes	6.15	4/1/2033	154,000	162,721
Woodside Finance Ltd., Gtd. Notes	5.10	9/12/2034	130,000	128,557
Woodside Finance Ltd., Gtd. Notes	5.40	5/19/2030	100,000	102,885
Woodside Finance Ltd., Gtd. Notes	5.70	5/19/2032	100,000	104,503
Woodside Finance Ltd., Gtd. Notes	5.70	9/12/2054	200,000	188,261
Woodside Finance Ltd., Gtd. Notes	6.00	5/19/2035	200,000	208,056
				37,966,610
Environmental Control — .1%
Republic Services, Inc., Sr. Unscd. Notes	2.30	3/1/2030	50,000	46,574
Republic Services, Inc., Sr. Unscd. Notes	3.05	3/1/2050	25,000	16,897
Republic Services, Inc., Sr. Unscd. Notes	3.38	11/15/2027	33,000	32,802
Republic Services, Inc., Sr. Unscd. Notes	4.88	4/1/2029	100,000	102,505
Republic Services, Inc., Sr. Unscd. Notes	5.00	11/15/2029	250,000	258,098
Republic Services, Inc., Sr. Unscd. Notes	5.00	4/1/2034	100,000	102,182
Republic Services, Inc., Sr. Unscd. Notes	5.20	11/15/2034	100,000	103,099
Veralto Corp., Gtd. Notes	5.35	9/18/2028	15,000	15,474
Veralto Corp., Gtd. Notes	5.45	9/18/2033	125,000	129,977
Waste Connections, Inc., Sr. Unscd. Notes	4.20	1/15/2033	200,000	195,396
Waste Connections, Inc., Sr. Unscd. Notes	5.00	3/1/2034	200,000	203,464
Waste Management, Inc., Gtd. Notes	1.15	3/15/2028	311,000	294,324
Waste Management, Inc., Gtd. Notes	2.00	6/1/2029	74,000	69,429
Waste Management, Inc., Gtd. Notes	2.50	11/15/2050	20,000	12,007
Waste Management, Inc., Gtd. Notes	3.88	1/15/2029	100,000	99,868
Waste Management, Inc., Gtd. Notes	4.15	4/15/2032	215,000	212,954
Waste Management, Inc., Gtd. Notes	4.15	7/15/2049	185,000	153,719
Waste Management, Inc., Gtd. Notes	4.88	2/15/2029	100,000	102,633
Waste Management, Inc., Gtd. Notes	4.95	3/15/2035	44,000	44,530
Waste Management, Inc., Gtd. Notes	5.35	10/15/2054	85,000	82,624
				2,278,556
Financials — .0%
Brookfield Capital Finance LLC, Gtd. Notes	6.09	6/14/2033	10,000	10,657
Brookfield Finance LLC/Brookfield Finance, Inc., Gtd. Notes	3.45	4/15/2050	280,000	192,872
Brookfield Finance, Inc., Gtd. Notes	3.63	2/15/2052	50,000	35,322
Brookfield Finance, Inc., Gtd. Notes	4.85	3/29/2029	194,000	197,405
Brookfield Finance, Inc., Gtd. Notes	5.68	1/15/2035	275,000	284,229
KKR & Co., Inc., Gtd. Notes	5.10	8/7/2035	100,000	98,991
The Carlyle Group, Inc., Gtd. Notes	5.05	9/19/2035	150,000	147,586
				967,062

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Food Products — .4%
Ahold Finance USA LLC, Gtd. Notes	6.88	5/1/2029	25,000	27,060
Conagra Brands, Inc., Sr. Unscd. Notes	5.00	8/1/2030	100,000	101,071
Conagra Brands, Inc., Sr. Unscd. Notes	5.40	11/1/2048	125,000	110,158
Flowers Foods, Inc., Sr. Unscd. Notes	2.40	3/15/2031	65,000	57,113
Flowers Foods, Inc., Sr. Unscd. Notes	6.20	3/15/2055	710,000	650,795
General Mills, Inc., Sr. Unscd. Notes	3.20	2/10/2027	25,000	24,834
General Mills, Inc., Sr. Unscd. Notes	4.20	4/17/2028	225,000	225,698
General Mills, Inc., Sr. Unscd. Notes	4.88	1/30/2030	755,000	771,771
General Mills, Inc., Sr. Unscd. Notes	5.25	1/30/2035	280,000	284,485
General Mills, Inc., Sr. Unscd. Notes	5.50	10/17/2028	18,000	18,654
Hormel Foods Corp., Sr. Unscd. Notes	1.80	6/11/2030	40,000	36,140
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Gtd. Notes	5.50	1/15/2036	600,000	608,813
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	4.38	2/2/2052	325,000	253,574
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	5.75	4/1/2033	123,000	128,255
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	6.75	3/15/2034	33,000	36,357
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, Sr. Unscd. Notes	7.25	11/15/2053	300,000	339,490
Kellanova, Sr. Unscd. Notes(a)	2.10	6/1/2030	25,000	22,914
Kellanova, Sr. Unscd. Notes	4.30	5/15/2028	77,000	77,584
Kellanova, Sr. Unscd. Notes	4.50	4/1/2046	30,000	26,452
Kellanova, Sr. Unscd. Notes	5.25	3/1/2033	60,000	62,183
Kraft Heinz Foods Co., Gtd. Notes	3.88	5/15/2027	110,000	109,680
Kraft Heinz Foods Co., Gtd. Notes	4.25	3/1/2031	146,000	144,642
Kraft Heinz Foods Co., Gtd. Notes	4.38	6/1/2046	194,000	159,193
Kraft Heinz Foods Co., Gtd. Notes	4.88	10/1/2049	85,000	72,788
Kraft Heinz Foods Co., Gtd. Notes	5.00	6/4/2042	65,000	59,336
Kraft Heinz Foods Co., Gtd. Notes	5.20	7/15/2045	350,000	317,922
Kraft Heinz Foods Co., Gtd. Notes	6.88	1/26/2039	195,000	217,162
McCormick & Co., Inc., Sr. Unscd. Notes	1.85	2/15/2031	15,000	13,263
Mondelez International, Inc., Sr. Unscd. Notes	2.63	3/17/2027	345,000	340,000
Mondelez International, Inc., Sr. Unscd. Notes	2.75	4/13/2030	350,000	329,882
Pilgrim’s Pride Corp., Gtd. Notes	3.50	3/1/2032	560,000	518,418
Pilgrim’s Pride Corp., Gtd. Notes	6.25	7/1/2033	50,000	53,429
Sysco Corp., Gtd. Notes	3.15	12/14/2051	100,000	66,711
Sysco Corp., Gtd. Notes	3.30	2/15/2050	36,000	25,144
Sysco Corp., Gtd. Notes	4.50	4/1/2046	50,000	43,034
Sysco Corp., Gtd. Notes	4.85	10/1/2045	205,000	185,591
Sysco Corp., Gtd. Notes	5.75	1/17/2029	50,000	52,278
Sysco Corp., Gtd. Notes	5.95	4/1/2030	52,000	55,029
Sysco Corp., Gtd. Notes	6.00	1/17/2034	52,000	56,038
Sysco Corp., Gtd. Notes	6.60	4/1/2050	20,000	22,096
The Campbell’s Comapny, Sr. Unscd. Notes	5.20	3/21/2029	400,000	410,217
The Campbell’s Comapny, Sr. Unscd. Notes	5.40	3/21/2034	150,000	152,108
The Hershey Company, Sr. Unscd. Notes	1.70	6/1/2030	50,000	45,154
The Hershey Company, Sr. Unscd. Notes	4.25	5/4/2028	90,000	90,783
The Hershey Company, Sr. Unscd. Notes	4.55	2/24/2028	200,000	203,177
The Hershey Company, Sr. Unscd. Notes	4.75	2/24/2030	200,000	204,822

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Food Products — .4% (continued)
The Hershey Company, Sr. Unscd. Notes	5.10	2/24/2035	100,000	102,594
The J.M. Smucker Company, Sr. Unscd. Notes	2.38	3/15/2030	89,000	82,665
The J.M. Smucker Company, Sr. Unscd. Notes	5.90	11/15/2028	85,000	88,971
The J.M. Smucker Company, Sr. Unscd. Notes	6.50	11/15/2043	15,000	16,128
The Kroger Company, Sr. Unscd. Notes	1.70	1/15/2031	175,000	154,145
The Kroger Company, Sr. Unscd. Notes	3.70	8/1/2027	124,000	123,582
The Kroger Company, Sr. Unscd. Notes	3.95	1/15/2050	175,000	133,875
The Kroger Company, Sr. Unscd. Notes	5.50	9/15/2054	335,000	319,403
Tyson Foods, Inc., Sr. Unscd. Bonds	5.15	8/15/2044	34,000	32,205
Tyson Foods, Inc., Sr. Unscd. Notes	3.55	6/2/2027	275,000	273,376
Tyson Foods, Inc., Sr. Unscd. Notes	4.35	3/1/2029	138,000	138,606
Tyson Foods, Inc., Sr. Unscd. Notes	5.10	9/28/2048	105,000	97,074
				9,373,922
Forest Products & Paper — .0%
Celulosa Arauco y Constitucion SA, Sr. Unscd. Notes	5.50	11/2/2047	115,000	102,756
International Paper Co., Sr. Unscd. Notes	4.80	6/15/2044	113,000	99,604
International Paper Co., Sr. Unscd. Notes	5.00	9/15/2035	200,000	199,532
Suzano Austria GmbH, Gtd. Notes	5.00	1/15/2030	187,000	187,472
Suzano Austria GmbH, Gtd. Notes	6.00	1/15/2029	35,000	36,139
Suzano Austria GmbH, Gtd. Notes, Ser. DM3N(a)	3.13	1/15/2032	170,000	152,652
Suzano Netherlands BV, Gtd. Notes	5.50	1/15/2036	65,000	64,663
				842,818
Health Care — 2.5%
Abbott Laboratories, Sr. Unscd. Notes	1.15	1/30/2028	123,000	117,170
Abbott Laboratories, Sr. Unscd. Notes	4.90	11/30/2046	457,000	425,842
Abbott Laboratories, Sr. Unscd. Notes	6.00	4/1/2039	25,000	27,313
AbbVie, Inc., Sr. Unscd. Notes	3.20	11/21/2029	145,000	140,678
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/14/2028	100,000	101,000
AbbVie, Inc., Sr. Unscd. Notes	4.25	11/21/2049	806,000	664,579
AbbVie, Inc., Sr. Unscd. Notes	4.30	5/14/2036	512,000	489,625
AbbVie, Inc., Sr. Unscd. Notes	4.50	5/14/2035	100,000	97,869
AbbVie, Inc., Sr. Unscd. Notes	4.70	5/14/2045	269,000	242,961
AbbVie, Inc., Sr. Unscd. Notes	4.75	3/15/2045	120,000	109,206
AbbVie, Inc., Sr. Unscd. Notes	4.95	3/15/2031	610,000	629,920
AbbVie, Inc., Sr. Unscd. Notes	5.20	3/15/2035	200,000	206,202
AbbVie, Inc., Sr. Unscd. Notes	5.35	3/15/2044	45,000	44,435
AbbVie, Inc., Sr. Unscd. Notes	5.60	3/15/2055	250,000	249,743
Adventist Health System, Bonds	3.63	3/1/2049	157,000	107,170
Advocate Health & Hospitals Corp., Sr. Unscd. Bonds	3.83	8/15/2028	50,000	49,939
Advocate Health & Hospitals Corp., Unscd. Notes, Ser. 2020	2.21	6/15/2030	18,000	16,581
Aetna, Inc., Sr. Unscd. Notes	4.75	3/15/2044	35,000	30,329
Aetna, Inc., Sr. Unscd. Notes	6.63	6/15/2036	295,000	323,579
Agilent Technologies, Inc., Sr. Unscd. Notes	2.30	3/12/2031	47,000	42,594
Agilent Technologies, Inc., Sr. Unscd. Notes	2.75	9/15/2029	100,000	95,616
AHS Hospital Corp., Sr. Unscd. Bonds, Ser. 2021	2.78	7/1/2051	215,000	133,583
Allina Health System, Unscd. Bonds, Ser. 2019	3.89	4/15/2049	265,000	204,226
Amgen, Inc., Sr. Unscd. Notes	2.00	1/15/2032	250,000	218,248
Amgen, Inc., Sr. Unscd. Notes	2.77	9/1/2053	215,000	128,126
Amgen, Inc., Sr. Unscd. Notes	3.00	2/22/2029	180,000	174,759
Amgen, Inc., Sr. Unscd. Notes	3.35	2/22/2032	135,000	127,099

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Amgen, Inc., Sr. Unscd. Notes	4.05	8/18/2029	285,000	284,894
Amgen, Inc., Sr. Unscd. Notes	4.20	3/1/2033	286,000	278,727
Amgen, Inc., Sr. Unscd. Notes	4.20	2/22/2052	90,000	71,379
Amgen, Inc., Sr. Unscd. Notes	4.40	5/1/2045	75,000	64,386
Amgen, Inc., Sr. Unscd. Notes	4.56	6/15/2048	137,000	117,224
Amgen, Inc., Sr. Unscd. Notes	4.66	6/15/2051	93,000	79,672
Amgen, Inc., Sr. Unscd. Notes	5.15	3/2/2028	240,000	245,656
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	197,000	204,427
Amgen, Inc., Sr. Unscd. Notes	5.60	3/2/2043	612,000	615,340
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	415,000	408,042
Amgen, Inc., Sr. Unscd. Notes	5.75	3/2/2063	115,000	112,387
Ascension Health, Sr. Unscd. Bonds, Ser. B	2.53	11/15/2029	45,000	42,689
Ascension Health, Sr. Unscd. Notes	3.95	11/15/2046	66,000	53,355
Ascension Health, Unscd. Notes	4.85	11/15/2053	25,000	22,693
AstraZeneca Finance LLC, Gtd. Notes	1.75	5/28/2028	160,000	152,845
AstraZeneca Finance LLC, Gtd. Notes	4.80	2/26/2027	250,000	252,511
AstraZeneca Finance LLC, Gtd. Notes	4.85	2/26/2029	400,000	410,448
AstraZeneca Finance LLC, Gtd. Notes	4.88	3/3/2028	175,000	178,668
AstraZeneca PLC, Sr. Unscd. Notes	3.13	6/12/2027	118,000	117,226
AstraZeneca PLC, Sr. Unscd. Notes	4.00	9/18/2042	50,000	43,022
AstraZeneca PLC, Sr. Unscd. Notes	4.38	11/16/2045	90,000	79,072
Baxter International, Inc., Sr. Unscd. Notes	1.92	2/1/2027	294,000	287,932
Baxter International, Inc., Sr. Unscd. Notes	2.27	12/1/2028	30,000	28,413
Baxter International, Inc., Sr. Unscd. Notes	2.54	2/1/2032	125,000	109,154
Baxter International, Inc., Sr. Unscd. Notes	3.13	12/1/2051	65,000	40,845
Baxter International, Inc., Sr. Unscd. Notes(a)	5.65	12/15/2035	400,000	402,987
Baylor Scott & White Holdings, Unscd. Bonds, Ser. 2021	2.84	11/15/2050	50,000	31,763
Becton, Dickinson & Co., Sr. Unscd. Notes	1.96	2/11/2031	120,000	106,892
Becton, Dickinson & Co., Sr. Unscd. Notes	2.82	5/20/2030	120,000	113,110
Becton, Dickinson & Co., Sr. Unscd. Notes	3.70	6/6/2027	135,000	134,580
Becton, Dickinson & Co., Sr. Unscd. Notes	3.79	5/20/2050	28,000	20,929
Becton, Dickinson & Co., Sr. Unscd. Notes	4.67	6/6/2047	85,000	74,084
Becton, Dickinson & Co., Sr. Unscd. Notes	4.69	2/13/2028	319,000	323,367
Biogen, Inc., Sr. Unscd. Notes	2.25	5/1/2030	75,000	68,944
Biogen, Inc., Sr. Unscd. Notes	3.15	5/1/2050	183,000	118,563
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.30	3/15/2027	115,000	114,127
BIO-RAD Laboratories, Inc., Sr. Unscd. Notes	3.70	3/15/2032	100,000	94,421
Bon Secours Mercy Health, Inc., Scd. Notes	3.46	6/1/2030	170,000	165,648
Boston Scientific Corp., Sr. Unscd. Notes	2.65	6/1/2030	25,000	23,498
Boston Scientific Corp., Sr. Unscd. Notes(a)	4.70	3/1/2049	80,000	71,898
Bristol-Myers Squibb Co., Sr. Unscd. Notes	1.13	11/13/2027	150,000	143,504
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.35	11/13/2040	20,000	14,139
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.55	11/13/2050	125,000	73,830
Bristol-Myers Squibb Co., Sr. Unscd. Notes	2.95	3/15/2032	50,000	46,279
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.25	2/27/2027	90,000	89,492
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.55	3/15/2042	510,000	409,489
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.70	3/15/2052	245,000	179,362
Bristol-Myers Squibb Co., Sr. Unscd. Notes	3.90	3/15/2062	110,000	79,401
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.25	10/26/2049	365,000	297,683
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.35	11/15/2047	100,000	84,115

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Bristol-Myers Squibb Co., Sr. Unscd. Notes	4.55	2/20/2048	28,000	24,103
Bristol-Myers Squibb Co., Sr. Unscd. Notes	5.10	2/22/2031	200,000	207,788
Cardinal Health, Inc., Sr. Unscd. Notes	4.50	11/15/2044	120,000	103,202
Cardinal Health, Inc., Sr. Unscd. Notes	4.60	3/15/2043	25,000	21,973
Cardinal Health, Inc., Sr. Unscd. Notes	4.90	9/15/2045	90,000	81,166
Cardinal Health, Inc., Sr. Unscd. Notes	5.15	9/15/2035	100,000	101,229
Cardinal Health, Inc., Sr. Unscd. Notes	5.35	11/15/2034	200,000	205,455
Cencora, Inc., Sr. Unscd. Notes	2.80	5/15/2030	75,000	70,621
Cencora, Inc., Sr. Unscd. Notes	3.45	12/15/2027	150,000	148,555
Cencora, Inc., Sr. Unscd. Notes	4.30	12/15/2047	50,000	41,915
Centene Corp., Sr. Unscd. Notes	2.45	7/15/2028	65,000	61,143
Centene Corp., Sr. Unscd. Notes	2.63	8/1/2031	415,000	356,560
Centene Corp., Sr. Unscd. Notes	3.38	2/15/2030	125,000	115,348
Centene Corp., Sr. Unscd. Notes	4.63	12/15/2029	180,000	175,456
Children’s Hospital, Unscd. Bonds, Ser. 2020	2.93	7/15/2050	50,000	32,027
City of Hope, Sr. Scd. Notes, Ser. 2013	5.62	11/15/2043	135,000	133,661
CommonSpirit Health, Scd. Bonds	4.35	11/1/2042	50,000	43,587
CommonSpirit Health, Sr. Scd. Bonds	2.78	10/1/2030	227,000	211,281
CommonSpirit Health, Sr. Scd. Bonds	3.35	10/1/2029	60,000	58,082
CommonSpirit Health, Sr. Scd. Bonds	3.91	10/1/2050	95,000	70,856
CommonSpirit Health, Sr. Scd. Bonds	4.19	10/1/2049	510,000	403,549
CommonSpirit Health, Sr. Scd. Notes	6.46	11/1/2052	50,000	53,687
Community Health Network, Inc., Unscd. Bonds, Ser. 20A	3.10	5/1/2050	65,000	41,512
Corewell Health Obligated Group, Sr. Unscd. Bonds, Ser. 19A	3.49	7/15/2049	135,000	97,460
Cottage Health Obligated Group, Scd. Bonds, Ser. 2020	3.30	11/1/2049	275,000	192,450
CVS Health Corp., Sr. Unscd. Notes	1.88	2/28/2031	70,000	61,604
CVS Health Corp., Sr. Unscd. Notes	2.13	9/15/2031	550,000	482,612
CVS Health Corp., Sr. Unscd. Notes	3.25	8/15/2029	362,000	349,729
CVS Health Corp., Sr. Unscd. Notes	3.75	4/1/2030	15,000	14,620
CVS Health Corp., Sr. Unscd. Notes	4.13	4/1/2040	9,000	7,645
CVS Health Corp., Sr. Unscd. Notes	4.30	3/25/2028	65,000	65,231
CVS Health Corp., Sr. Unscd. Notes	5.05	3/25/2048	125,000	109,796
CVS Health Corp., Sr. Unscd. Notes	5.13	2/21/2030	50,000	51,288
CVS Health Corp., Sr. Unscd. Notes	5.13	7/20/2045	353,000	316,907
CVS Health Corp., Sr. Unscd. Notes	5.25	1/30/2031	204,000	210,430
CVS Health Corp., Sr. Unscd. Notes	5.30	6/1/2033	870,000	891,405
CVS Health Corp., Sr. Unscd. Notes	5.45	9/15/2035	200,000	203,429
CVS Health Corp., Sr. Unscd. Notes	5.63	2/21/2053	100,000	93,487
CVS Health Corp., Sr. Unscd. Notes	5.88	6/1/2053	25,000	24,086
CVS Health Corp., Sr. Unscd. Notes	6.00	6/1/2044	500,000	500,584
CVS Health Corp., Sr. Unscd. Notes	6.25	9/15/2065	100,000	99,733
Danaher Corp., Sr. Unscd. Notes	2.80	12/10/2051	95,000	60,183
Danaher Corp., Sr. Unscd. Notes	4.38	9/15/2045	65,000	56,666
DENTSPLY SIRONA, Inc., Sr. Unscd. Notes(a)	3.25	6/1/2030	50,000	46,521
DH Europe Finance II Sarl, Gtd. Notes	3.25	11/15/2039	129,000	105,288
Dignity Health, Scd. Bonds	5.27	11/1/2064	70,000	62,878
Dignity Health, Unscd. Bonds	4.50	11/1/2042	45,000	39,469
Edwards Lifesciences Corp., Sr. Unscd. Notes	4.30	6/15/2028	338,000	340,288
Elevance Health, Inc., Sr. Unscd. Notes	2.55	3/15/2031	70,000	63,888
Elevance Health, Inc., Sr. Unscd. Notes	3.60	3/15/2051	185,000	131,298

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Elevance Health, Inc., Sr. Unscd. Notes	4.10	3/1/2028	208,000	208,323
Elevance Health, Inc., Sr. Unscd. Notes	4.38	12/1/2047	428,000	353,962
Elevance Health, Inc., Sr. Unscd. Notes	4.55	3/1/2048	388,000	329,026
Elevance Health, Inc., Sr. Unscd. Notes	4.65	8/15/2044	89,000	78,214
Elevance Health, Inc., Sr. Unscd. Notes	4.75	2/15/2033	550,000	549,621
Elevance Health, Inc., Sr. Unscd. Notes	5.50	10/15/2032	100,000	104,643
Elevance Health, Inc., Sr. Unscd. Notes	5.85	11/1/2064	100,000	97,610
Eli Lilly & Co., Sr. Unscd. Notes	2.50	9/15/2060	43,000	23,270
Eli Lilly & Co., Sr. Unscd. Notes	3.38	3/15/2029	165,000	162,790
Eli Lilly & Co., Sr. Unscd. Notes	4.00	10/15/2028	100,000	100,698
Eli Lilly & Co., Sr. Unscd. Notes	4.50	2/9/2027	200,000	201,567
Eli Lilly & Co., Sr. Unscd. Notes	4.70	2/9/2034	550,000	555,653
Eli Lilly & Co., Sr. Unscd. Notes	4.75	2/12/2030	310,000	318,054
Eli Lilly & Co., Sr. Unscd. Notes	4.90	10/15/2035	100,000	101,181
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/12/2035	500,000	515,401
Eli Lilly & Co., Sr. Unscd. Notes	5.10	2/9/2064	200,000	183,463
Eli Lilly & Co., Sr. Unscd. Notes	5.55	10/15/2055	100,000	100,290
Eli Lilly & Co., Sr. Unscd. Notes	5.65	10/15/2065	100,000	99,955
GE HealthCare Technologies, Inc., Gtd. Notes	5.65	11/15/2027	165,000	169,637
GE HealthCare Technologies, Inc., Gtd. Notes	5.86	3/15/2030	270,000	284,929
Gilead Sciences, Inc., Sr. Unscd. Notes	1.65	10/1/2030	25,000	22,397
Gilead Sciences, Inc., Sr. Unscd. Notes	2.60	10/1/2040	860,000	632,807
Gilead Sciences, Inc., Sr. Unscd. Notes	2.80	10/1/2050	75,000	47,470
Gilead Sciences, Inc., Sr. Unscd. Notes	2.95	3/1/2027	50,000	49,577
Gilead Sciences, Inc., Sr. Unscd. Notes	4.50	2/1/2045	35,000	30,958
Gilead Sciences, Inc., Sr. Unscd. Notes	4.80	11/15/2029	100,000	102,717
Gilead Sciences, Inc., Sr. Unscd. Notes	5.10	6/15/2035	111,000	113,576
Gilead Sciences, Inc., Sr. Unscd. Notes	5.55	10/15/2053	80,000	79,394
Gilead Sciences, Inc., Sr. Unscd. Notes	5.60	11/15/2064	100,000	98,822
Gilead Sciences, Inc., Sr. Unscd. Notes	5.65	12/1/2041	510,000	528,863
GlaxoSmithKline Capital PLC, Gtd. Notes	4.32	3/12/2027	480,000	483,148
GlaxoSmithKline Capital, Inc., Gtd. Bonds	6.38	5/15/2038	143,000	160,140
GlaxoSmithKline Capital, Inc., Gtd. Notes	5.38	4/15/2034	200,000	210,968
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.68	9/1/2041	25,000	18,066
Hackensack Meridian Health, Inc., Scd. Bonds, Ser. 2020	2.88	9/1/2050	141,000	89,100
HCA, Inc., Gtd. Notes	3.38	3/15/2029	350,000	341,974
HCA, Inc., Gtd. Notes	3.63	3/15/2032	270,000	254,675
HCA, Inc., Gtd. Notes	4.13	6/15/2029	150,000	149,675
HCA, Inc., Gtd. Notes	4.30	11/15/2030	230,000	228,749
HCA, Inc., Gtd. Notes	4.38	3/15/2042	73,000	62,259
HCA, Inc., Gtd. Notes	4.50	2/15/2027	131,000	131,286
HCA, Inc., Gtd. Notes	4.63	3/15/2052	85,000	69,329
HCA, Inc., Gtd. Notes	5.25	3/1/2030	200,000	206,365
HCA, Inc., Gtd. Notes	5.25	6/15/2049	684,000	618,222
HCA, Inc., Gtd. Notes	5.50	3/1/2032	144,000	150,072
HCA, Inc., Gtd. Notes	5.50	6/1/2033	305,000	316,448
HCA, Inc., Gtd. Notes	5.63	9/1/2028	101,000	104,069
HCA, Inc., Gtd. Notes	5.88	2/1/2029	86,000	89,521
HCA, Inc., Gtd. Notes	6.20	3/1/2055	110,000	111,909
Humana, Inc., Sr. Unscd. Notes	3.13	8/15/2029	115,000	110,054

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Humana, Inc., Sr. Unscd. Notes(a)	3.70	3/23/2029	74,000	72,463
Humana, Inc., Sr. Unscd. Notes	4.63	12/1/2042	28,000	23,628
Humana, Inc., Sr. Unscd. Notes	5.50	3/15/2053	56,000	49,802
Humana, Inc., Sr. Unscd. Notes	5.75	12/1/2028	50,000	51,839
Humana, Inc., Sr. Unscd. Notes	5.75	4/15/2054	300,000	276,022
Illumina, Inc., Sr. Unscd. Notes	2.55	3/23/2031	150,000	136,273
Illumina, Inc., Sr. Unscd. Notes	4.75	12/12/2030	400,000	404,080
Indiana University Health, Inc. Obligated Group, Scd. Notes	3.97	11/1/2048	237,000	188,993
Inova Health System Foundation, Unscd. Bonds	4.07	5/15/2052	25,000	19,709
Integris Baptist Medical Center, Inc., Sr. Scd. Bonds, Ser. A	3.88	8/15/2050	25,000	18,361
Iowa Health System, Unscd. Bonds, Ser. 2020	3.67	2/15/2050	100,000	74,549
Johnson & Johnson, Sr. Unscd. Debs.	6.95	9/1/2029	200,000	220,878
Johnson & Johnson, Sr. Unscd. Notes	1.30	9/1/2030	305,000	271,896
Johnson & Johnson, Sr. Unscd. Notes	2.95	3/3/2027	50,000	49,653
Johnson & Johnson, Sr. Unscd. Notes	3.40	1/15/2038	275,000	240,715
Johnson & Johnson, Sr. Unscd. Notes	3.50	1/15/2048	85,000	65,147
Johnson & Johnson, Sr. Unscd. Notes	3.63	3/3/2037	135,000	122,062
Johnson & Johnson, Sr. Unscd. Notes	3.70	3/1/2046	257,000	207,367
Johnson & Johnson, Sr. Unscd. Notes	4.38	12/5/2033	250,000	252,441
Johnson & Johnson, Sr. Unscd. Notes	4.80	6/1/2029	40,000	41,258
Johnson & Johnson, Sr. Unscd. Notes	4.85	3/1/2032	325,000	336,637
Johnson & Johnson, Sr. Unscd. Notes	5.00	3/1/2035	500,000	518,595
Johnson & Johnson, Sr. Unscd. Notes	5.95	8/15/2037	316,000	349,889
Kaiser Foundation Hospitals, Gtd. Notes	3.15	5/1/2027	70,000	69,453
Kaiser Foundation Hospitals, Gtd. Notes	4.15	5/1/2047	240,000	199,324
Kaiser Foundation Hospitals, Unscd. Bonds, Ser. 2021	3.00	6/1/2051	180,000	117,512
Laboratory Corp. of America Holdings, Gtd. Notes	2.95	12/1/2029	65,000	62,106
Laboratory Corp. of America Holdings, Gtd. Notes	4.70	2/1/2045	70,000	62,305
Mass General Brigham, Inc., Unscd. Notes, Ser. 2020	3.19	7/1/2049	140,000	96,814
Mayo Clinic, Unscd. Bonds, Ser. 2016	4.13	11/15/2052	270,000	217,702
McKesson Corp., Sr. Unscd. Notes	3.95	2/16/2028	250,800	250,622
McKesson Corp., Sr. Unscd. Notes	4.90	7/15/2028	40,000	40,950
McKesson Corp., Sr. Unscd. Notes	5.10	7/15/2033	10,000	10,302
Medtronic, Inc., Gtd. Notes	4.38	3/15/2035	350,000	342,606
Medtronic, Inc., Gtd. Notes	4.63	3/15/2045	90,000	82,359
Memorial Health Services, Sr. Unscd. Notes	3.45	11/1/2049	315,000	225,992
Memorial Sloan-Kettering Cancer Center, Sr. Unscd. Notes	4.13	7/1/2052	5,000	4,014
Merck & Co., Inc., Gtd. Notes	5.70	9/15/2055	975,000	978,731
Merck & Co., Inc., Sr. Unscd. Notes	1.45	6/24/2030	149,000	133,459
Merck & Co., Inc., Sr. Unscd. Notes	1.70	6/10/2027	30,000	29,272
Merck & Co., Inc., Sr. Unscd. Notes	1.90	12/10/2028	30,000	28,501
Merck & Co., Inc., Sr. Unscd. Notes	2.90	12/10/2061	195,000	112,644
Merck & Co., Inc., Sr. Unscd. Notes	3.40	3/7/2029	50,000	49,278
Merck & Co., Inc., Sr. Unscd. Notes	3.70	2/10/2045	43,000	34,063
Merck & Co., Inc., Sr. Unscd. Notes	3.90	3/7/2039	120,000	106,683
Merck & Co., Inc., Sr. Unscd. Notes	4.05	5/17/2028	40,000	40,285
Merck & Co., Inc., Sr. Unscd. Notes	4.15	5/18/2043	265,000	227,311
Merck & Co., Inc., Sr. Unscd. Notes	4.30	5/17/2030	75,000	75,656
Merck & Co., Inc., Sr. Unscd. Notes	4.50	5/17/2033	75,000	75,383
Merck & Co., Inc., Sr. Unscd. Notes	5.00	5/17/2053	161,000	146,864

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Montefiore Obligated Group, Unscd. Bonds	4.29	9/1/2050	400,000	282,531
Montefiore Obligated Group, Unscd. Bonds, Ser. 18-C	5.25	11/1/2048	455,000	377,743
Mylan, Inc., Gtd. Notes	4.55	4/15/2028	60,000	60,171
MyMichigan Health, Scd. Bonds, Ser. 2020	3.41	6/1/2050	50,000	34,768
Northwell Healthcare, Inc., Scd. Bonds	3.81	11/1/2049	100,000	74,832
Northwell Healthcare, Inc., Scd. Notes	3.98	11/1/2046	25,000	19,751
Novant Health, Inc., Unscd. Bonds	3.32	11/1/2061	65,000	41,474
Novartis Capital Corp., Gtd. Notes	2.00	2/14/2027	55,000	54,073
Novartis Capital Corp., Gtd. Notes	2.20	8/14/2030	190,000	175,735
Novartis Capital Corp., Gtd. Notes	3.10	5/17/2027	515,000	511,138
Novartis Capital Corp., Gtd. Notes	3.70	9/21/2042	10,000	8,273
Novartis Capital Corp., Gtd. Notes	4.40	5/6/2044	170,000	150,858
Novartis Capital Corp., Gtd. Notes	4.60	11/5/2035	200,000	198,028
Novartis Capital Corp., Gtd. Notes	5.20	11/5/2045	200,000	194,478
NY Society for Relief of Ruptured & Crippled Maintaining Hospital for Special Surgery, Scd. Bonds, Ser. 2020	2.67	10/1/2050	50,000	30,491
NYU Langone Hospitals, Scd. Bonds	4.78	7/1/2044	125,000	114,458
NYU Langone Hospitals, Scd. Bonds, Ser. 2020(a)	3.38	7/1/2055	100,000	68,453
Ochsner LSU Health System of North Louisiana, Scd. Bonds, Ser. 2021	2.51	5/15/2031	100,000	85,593
OhioHealth Corp., Scd. Bonds	2.83	11/15/2041	50,000	36,976
OhioHealth Corp., Unscd. Bonds, Ser. 2020	3.04	11/15/2050	80,000	54,665
Orlando Health Obligated Group, Unscd. Bonds	4.09	10/1/2048	175,000	142,353
PeaceHealth Obligated Group, Sr. Unscd. Bonds, Ser. 2020	3.22	11/15/2050	12,000	7,866
PeaceHealth Obligated Group, Sr. Unscd. Notes, Ser. 2018	4.79	11/15/2048	190,000	165,092
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	4.75	5/19/2033	85,000	85,874
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.11	5/19/2043	50,000	48,040
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.30	5/19/2053	1,080,000	1,023,421
Pfizer Investment Enterprises Pte Ltd., Gtd. Notes	5.34	5/19/2063	70,000	65,040
Pfizer, Inc., Sr. Unscd. Notes	1.70	5/28/2030	70,000	63,387
Pfizer, Inc., Sr. Unscd. Notes	2.55	5/28/2040	125,000	91,749
Pfizer, Inc., Sr. Unscd. Notes	2.63	4/1/2030	50,000	47,190
Pfizer, Inc., Sr. Unscd. Notes	4.00	12/15/2036	244,000	228,256
Pfizer, Inc., Sr. Unscd. Notes	4.10	9/15/2038	250,000	228,279
Pfizer, Inc., Sr. Unscd. Notes	4.88	11/15/2035	100,000	100,022
Pfizer, Inc., Sr. Unscd. Notes	5.60	9/15/2040	200,000	208,154
Pfizer, Inc., Sr. Unscd. Notes(a)	5.60	11/15/2055	100,000	99,356
Pfizer, Inc., Sr. Unscd. Notes	5.70	11/15/2065	100,000	98,577
Pharmacia LLC, Gtd. Notes	6.60	12/1/2028	50,000	53,535
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2024	2.72	1/1/2042	50,000	35,576
Piedmont Healthcare, Inc., Scd. Bonds, Ser. 2032	2.04	1/1/2032	50,000	43,739
Providence St. Joseph Health Obligated Group, Unscd. Bonds, Ser. A	3.93	10/1/2048	85,000	66,248
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. 19A	2.53	10/1/2029	110,000	103,390
Providence St. Joseph Health Obligated Group, Unscd. Notes, Ser. I	3.74	10/1/2047	103,000	78,147
Quest Diagnostics, Inc., Sr. Unscd. Notes	4.20	6/30/2029	18,000	18,067
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	1.75	9/15/2030	115,000	102,919
Regeneron Pharmaceuticals, Inc., Sr. Unscd. Notes	2.80	9/15/2050	173,000	105,834
Revvity, Inc., Sr. Unscd. Notes	2.55	3/15/2031	215,000	195,087
Revvity, Inc., Sr. Unscd. Notes	3.30	9/15/2029	54,000	52,143
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	40,000	36,365
Royalty Pharma PLC, Gtd. Notes	3.30	9/2/2040	400,000	310,552

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
Royalty Pharma PLC, Gtd. Notes	3.55	9/2/2050	70,000	48,632
Seattle Children’s Hospital, Unscd. Bonds, Ser. 2021	2.72	10/1/2050	25,000	15,334
Sharp HealthCare, Unscd. Bonds, Ser. 20B	2.68	8/1/2050	45,000	27,709
Smith & Nephew PLC, Sr. Unscd. Notes	2.03	10/14/2030	45,000	40,458
Smith & Nephew PLC, Sr. Unscd. Notes	5.15	3/20/2027	65,000	65,729
Stanford Health Care, Unscd. Bonds, Ser. 2018	3.80	11/15/2048	235,000	182,606
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	150,000	138,536
Stryker Corp., Sr. Unscd. Notes	4.38	5/15/2044	185,000	159,654
Stryker Corp., Sr. Unscd. Notes	4.55	2/10/2027	65,000	65,465
Stryker Corp., Sr. Unscd. Notes	4.63	3/15/2046	55,000	49,023
Sutter Health, Unscd. Bonds, Ser. 2018	4.09	8/15/2048	190,000	154,140
Sutter Health, Unscd. Bonds, Ser. 20A	3.36	8/15/2050	85,000	59,466
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	3.03	7/9/2040	465,000	355,676
Takeda Pharmaceutical Co. Ltd., Sr. Unscd. Notes	5.00	11/26/2028	205,000	209,698
Texas Health Resources, Scd. Bonds	4.33	11/15/2055	400,000	329,974
Texas Health Resources, Sr. Unscd. Notes	2.33	11/15/2050	65,000	36,886
The Cigna Group, Gtd. Notes	3.88	10/15/2047	150,000	115,255
The Cigna Group, Gtd. Notes	4.38	10/15/2028	25,000	25,203
The Cigna Group, Sr. Unscd. Notes	2.38	3/15/2031	122,000	110,552
The Cigna Group, Sr. Unscd. Notes	2.40	3/15/2030	131,000	121,897
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2050	120,000	83,631
The Cigna Group, Sr. Unscd. Notes	3.40	3/15/2051	25,000	17,267
The Cigna Group, Sr. Unscd. Notes	4.88	9/15/2032	400,000	404,680
The Cigna Group, Sr. Unscd. Notes	5.25	2/15/2034	250,000	255,955
The Cigna Group, Sr. Unscd. Notes	5.40	3/15/2033	250,000	259,787
The Cigna Group, Sr. Unscd. Notes(a)	5.60	2/15/2054	400,000	385,454
The Mount Sinai Hospital, Scd. Bonds, Ser. 2019	3.74	7/1/2049	115,000	80,514
The New York & Presbyterian Hospital, Unscd. Bonds	4.02	8/1/2045	10,000	8,269
The New York & Presbyterian Hospital, Unscd. Bonds, Ser. 2019	3.95	8/1/2119	110,000	75,731
The Toledo Hospital, Sr. Scd. Bonds	5.75	11/15/2038	200,000	201,906
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.10	8/15/2047	150,000	124,329
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.80	11/21/2027	100,000	101,708
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.95	11/21/2032	161,000	165,795
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	4.98	8/10/2030	95,000	98,151
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.00	1/31/2029	50,000	51,493
Thermo Fisher Scientific, Inc., Sr. Unscd. Notes	5.40	8/10/2043	105,000	105,212
Trinity Health Corp., Scd. Bonds	4.13	12/1/2045	45,000	37,542
Trinity Health Corp., Sr. Unscd. Bonds, Ser. 2021	2.63	12/1/2040	155,000	113,343
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.30	5/15/2031	60,000	54,105
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.88	8/15/2029	286,000	274,813
UnitedHealth Group, Inc., Sr. Unscd. Notes	2.95	10/15/2027	363,000	357,908
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	10,000	7,517
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.13	5/15/2060	230,000	138,416
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.25	5/15/2051	75,000	50,429
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.50	8/15/2039	433,000	357,400
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.70	8/15/2049	50,000	36,845
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.75	10/15/2047	185,000	139,891
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.88	12/15/2028	285,000	284,569
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.00	5/15/2029	110,000	109,853
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	1/15/2029	60,000	60,385

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Health Care — 2.5% (continued)
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.25	6/15/2048	38,000	30,899
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.63	7/15/2035	147,000	143,896
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	7/15/2045	171,000	152,516
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.75	5/15/2052	185,000	158,895
UnitedHealth Group, Inc., Sr. Unscd. Notes	4.95	5/15/2062	53,000	45,450
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.05	4/15/2053	315,000	282,831
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.20	4/15/2063	494,000	439,470
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.38	4/15/2054	500,000	468,617
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.50	4/15/2064	110,000	102,696
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.80	3/15/2036	87,000	92,029
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.88	2/15/2053	60,000	60,282
UnitedHealth Group, Inc., Sr. Unscd. Notes	5.95	2/15/2041	30,000	31,306
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.05	2/15/2063	165,000	167,439
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.50	6/15/2037	227,000	252,935
UnitedHealth Group, Inc., Sr. Unscd. Notes	6.88	2/15/2038	72,000	82,462
Universal Health Services, Inc., Sr. Scd. Notes	2.65	1/15/2032	215,000	189,996
Utah Acquisition Sub, Inc., Gtd. Notes	5.25	6/15/2046	140,000	116,116
Viatris, Inc., Gtd. Notes	3.85	6/22/2040	187,000	143,769
Viatris, Inc., Gtd. Notes	4.00	6/22/2050	280,000	187,553
West Virginia United Health System Obligated Group, Scd. Bonds, Ser. 2020	3.13	6/1/2050	50,000	31,926
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2018	4.81	9/1/2048	150,000	131,701
Willis-Knighton Medical Center, Scd. Bonds, Ser. 2021	3.07	3/1/2051	180,000	112,920
Wyeth LLC, Gtd. Notes	6.50	2/1/2034	25,000	27,980
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	2.60	11/24/2031	400,000	361,115
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.75	11/30/2039	28,000	28,871
Zoetis, Inc., Sr. Unscd. Notes	3.00	9/12/2027	150,000	148,104
Zoetis, Inc., Sr. Unscd. Notes	3.95	9/12/2047	60,000	48,102
Zoetis, Inc., Sr. Unscd. Notes	4.15	8/17/2028	100,000	100,557
Zoetis, Inc., Sr. Unscd. Notes	4.45	8/20/2048	25,000	21,356
Zoetis, Inc., Sr. Unscd. Notes	4.70	2/1/2043	100,000	91,368
Zoetis, Inc., Sr. Unscd. Notes	5.00	8/17/2035	100,000	100,624
				55,773,899
Industrial — .5%
3M Co., Sr. Unscd. Notes	2.38	8/26/2029	189,000	178,466
3M Co., Sr. Unscd. Notes	2.88	10/15/2027	177,000	174,030
3M Co., Sr. Unscd. Notes	3.05	4/15/2030	42,000	40,138
3M Co., Sr. Unscd. Notes	3.25	8/26/2049	50,000	34,416
3M Co., Sr. Unscd. Notes	3.63	10/15/2047	210,000	156,636
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.60	8/12/2027	50,000	49,944
Caterpillar Financial Services Corp., Sr. Unscd. Notes	3.95	11/14/2028	250,000	250,823
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.60	11/15/2027	200,000	203,196
Caterpillar Financial Services Corp., Sr. Unscd. Notes	4.70	11/15/2029	510,000	523,034
Caterpillar, Inc., Sr. Unscd. Debs.	3.80	8/15/2042	215,000	180,437
Caterpillar, Inc., Sr. Unscd. Debs.	5.30	9/15/2035	25,000	26,169
Caterpillar, Inc., Sr. Unscd. Notes	4.75	5/15/2064	34,000	29,942
Caterpillar, Inc., Sr. Unscd. Notes	5.20	5/27/2041	275,000	276,643
CDW LLC/CDW Finance Corp., Gtd. Notes	3.28	12/1/2028	198,000	192,821
CNH Industrial Capital LLC, Gtd. Bonds	5.50	1/12/2029	10,000	10,351
Deere & Co., Sr. Unscd. Notes	3.10	4/15/2030	287,000	276,398
Deere & Co., Sr. Unscd. Notes	3.75	4/15/2050	95,000	74,213

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Industrial — .5% (continued)
Deere & Co., Sr. Unscd. Notes	5.38	10/16/2029	158,000	165,824
Dover Corp., Sr. Unscd. Notes	5.38	10/15/2035	25,000	26,118
Eaton Corp., Gtd. Notes(a)	4.15	3/15/2033	365,000	358,506
Eaton Corp., Gtd. Notes	4.15	11/2/2042	77,000	66,800
Eaton Corp., Gtd. Notes	4.35	5/18/2028	20,000	20,209
Flowserve Corp., Sr. Unscd. Notes	2.80	1/15/2032	75,000	67,309
Flowserve Corp., Sr. Unscd. Notes	3.50	10/1/2030	385,000	367,801
GATX Corp., Sr. Unscd. Notes(a)	3.10	6/1/2051	100,000	63,629
GATX Corp., Sr. Unscd. Notes	3.50	6/1/2032	220,000	205,311
GATX Corp., Sr. Unscd. Notes	3.85	3/30/2027	564,000	563,004
GATX Corp., Sr. Unscd. Notes	5.45	9/15/2033	90,000	92,916
GATX Corp., Sr. Unscd. Notes	6.05	6/5/2054	45,000	45,555
GATX Corp., Sr. Unscd. Notes	6.90	5/1/2034	120,000	134,232
Huntington Ingalls Industries, Inc., Gtd. Notes	3.48	12/1/2027	135,000	133,655
IDEX Corp., Sr. Unscd. Notes	2.63	6/15/2031	25,000	22,810
Illinois Tool Works, Inc., Sr. Unscd. Notes	3.90	9/1/2042	215,000	181,807
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.18	6/15/2029	356,000	368,071
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.31	6/15/2031	110,000	114,615
Ingersoll Rand, Inc., Sr. Unscd. Notes	5.40	8/14/2028	25,000	25,841
Jacobs Engineering Group, Inc., Gtd. Notes	5.90	3/1/2033	50,000	52,500
John Deere Capital Corp., Sr. Unscd. Notes	2.35	3/8/2027	50,000	49,288
John Deere Capital Corp., Sr. Unscd. Notes	2.45	1/9/2030	25,000	23,683
John Deere Capital Corp., Sr. Unscd. Notes	2.80	7/18/2029	50,000	48,195
John Deere Capital Corp., Sr. Unscd. Notes	4.15	9/15/2027	135,000	135,967
John Deere Capital Corp., Sr. Unscd. Notes	4.38	10/15/2030	400,000	404,009
John Deere Capital Corp., Sr. Unscd. Notes	4.65	1/7/2028	350,000	356,213
John Deere Capital Corp., Sr. Unscd. Notes	4.70	6/10/2030	215,000	220,348
John Deere Capital Corp., Sr. Unscd. Notes	4.85	6/11/2029	250,000	257,034
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/3/2028	50,000	51,178
John Deere Capital Corp., Sr. Unscd. Notes	4.90	3/7/2031	300,000	309,271
John Deere Capital Corp., Sr. Unscd. Notes	5.05	6/12/2034	250,000	256,979
Nordson Corp., Sr. Unscd. Notes	5.80	9/15/2033	15,000	15,850
nVent Finance Sarl, Gtd. Notes	2.75	11/15/2031	100,000	89,736
Oshkosh Corp., Sr. Unscd. Notes	3.10	3/1/2030	105,000	100,216
Otis Worldwide Corp., Sr. Unscd. Notes	3.11	2/15/2040	450,000	353,478
Otis Worldwide Corp., Sr. Unscd. Notes	5.25	8/16/2028	147,000	151,336
Parker-Hannifin Corp., Sr. Unscd. Notes	3.25	6/14/2029	25,000	24,355
Parker-Hannifin Corp., Sr. Unscd. Notes	4.00	6/14/2049	210,000	169,706
Parker-Hannifin Corp., Sr. Unscd. Notes	4.50	9/15/2029	260,000	263,561
Regal Rexnord Corp., Gtd. Notes	6.05	4/15/2028	190,000	196,927
Regal Rexnord Corp., Gtd. Notes	6.30	2/15/2030	116,000	123,000
Regal Rexnord Corp., Gtd. Notes	6.40	4/15/2033	100,000	106,845
Rockwell Automation, Inc., Sr. Unscd. Notes	1.75	8/15/2031	85,000	74,580
Rockwell Automation, Inc., Sr. Unscd. Notes	2.80	8/15/2061	162,000	93,385
Snap-on, Inc., Sr. Unscd. Notes	3.10	5/1/2050	50,000	33,885
Snap-on, Inc., Sr. Unscd. Notes	3.25	3/1/2027	25,000	24,831
Snap-on, Inc., Sr. Unscd. Notes	4.10	3/1/2048	35,000	28,641
Stanley Black & Decker, Inc., Sr. Unscd. Notes	2.30	3/15/2030	385,000	354,196
Stanley Black & Decker, Inc., Sr. Unscd. Notes	4.25	11/15/2028	162,000	162,408
Teledyne Technologies, Inc., Gtd. Notes	2.75	4/1/2031	290,000	268,703

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Industrial — .5% (continued)
Textron, Inc., Sr. Unscd. Notes	3.38	3/1/2028	84,000	82,870
Textron, Inc., Sr. Unscd. Notes	3.65	3/15/2027	350,000	348,366
Textron, Inc., Sr. Unscd. Notes	6.10	11/15/2033	85,000	91,323
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.70	9/15/2028	490,000	496,636
Xylem, Inc., Sr. Unscd. Notes	4.38	11/1/2046	50,000	42,408
				11,563,577
Information Technology — .6%
Adobe, Inc., Sr. Unscd. Notes	2.15	2/1/2027	240,000	236,459
Adobe, Inc., Sr. Unscd. Notes	4.85	4/4/2027	175,000	177,201
Autodesk, Inc., Sr. Unscd. Notes	2.85	1/15/2030	91,000	86,296
Autodesk, Inc., Sr. Unscd. Notes	5.30	6/15/2035	300,000	305,613
Concentrix Corp., Sr. Unscd. Notes(a)	6.60	8/2/2028	310,000	322,168
Electronic Arts, Inc., Sr. Unscd. Notes	1.85	2/15/2031	25,000	24,174
Fidelity National Information Services, Inc., Sr. Unscd. Notes	1.65	3/1/2028	480,000	456,865
Fidelity National Information Services, Inc., Sr. Unscd. Notes	3.10	3/1/2041	50,000	36,934
Fidelity National Information Services, Inc., Sr. Unscd. Notes	5.10	7/15/2032	96,000	97,885
Fiserv, Inc., Sr. Unscd. Notes	2.65	6/1/2030	200,000	184,724
Fiserv, Inc., Sr. Unscd. Notes	3.50	7/1/2029	198,000	192,396
Fiserv, Inc., Sr. Unscd. Notes	4.20	10/1/2028	150,000	149,877
Fiserv, Inc., Sr. Unscd. Notes	4.40	7/1/2049	130,000	102,342
Fiserv, Inc., Sr. Unscd. Notes	5.25	8/11/2035	100,000	99,198
Fiserv, Inc., Sr. Unscd. Notes	5.38	8/21/2028	75,000	77,006
Fiserv, Inc., Sr. Unscd. Notes(a)	5.60	3/2/2033	485,000	498,857
Intuit, Inc., Sr. Unscd. Notes	5.50	9/15/2053	235,000	226,556
Microsoft Corp., Sr. Unscd. Notes	1.35	9/15/2030	375,000	335,242
Microsoft Corp., Sr. Unscd. Notes	2.53	6/1/2050	595,000	360,494
Microsoft Corp., Sr. Unscd. Notes	2.92	3/17/2052	245,000	159,584
Microsoft Corp., Sr. Unscd. Notes	3.04	3/17/2062	181,000	111,536
Microsoft Corp., Sr. Unscd. Notes(a)	3.50	2/12/2035	100,000	93,736
Microsoft Corp., Sr. Unscd. Notes	3.50	11/15/2042	400,000	325,595
Microsoft Corp., Sr. Unscd. Notes	3.70	8/8/2046	115,000	91,641
Microsoft Corp., Sr. Unscd. Notes	3.95	8/8/2056	75,000	58,860
Microsoft Corp., Sr. Unscd. Notes	4.00	2/12/2055	160,000	126,755
Microsoft Corp., Sr. Unscd. Notes	4.25	2/6/2047	195,000	170,655
Microsoft Corp., Sr. Unscd. Notes(a)	4.45	11/3/2045	55,000	50,153
Microsoft Corp., Sr. Unscd. Notes	4.50	10/1/2040	25,000	24,097
MSCI, Inc., Sr. Unscd. Notes	5.25	9/1/2035	100,000	100,336
Oracle Corp., Sr. Unscd. Notes	2.30	3/25/2028	125,000	119,353
Oracle Corp., Sr. Unscd. Notes	2.80	4/1/2027	322,000	316,467
Oracle Corp., Sr. Unscd. Notes	2.95	4/1/2030	22,000	20,329
Oracle Corp., Sr. Unscd. Notes	3.25	11/15/2027	210,000	205,915
Oracle Corp., Sr. Unscd. Notes	3.25	5/15/2030	50,000	46,630
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2040	602,000	445,607
Oracle Corp., Sr. Unscd. Notes	3.60	4/1/2050	391,000	243,699
Oracle Corp., Sr. Unscd. Notes	3.80	11/15/2037	95,000	76,536
Oracle Corp., Sr. Unscd. Notes	3.85	7/15/2036	320,000	267,172
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	525,000	318,370
Oracle Corp., Sr. Unscd. Notes	3.90	5/15/2035	42,000	36,182
Oracle Corp., Sr. Unscd. Notes	3.95	3/25/2051	450,000	295,258
Oracle Corp., Sr. Unscd. Notes	4.00	11/15/2047	330,000	225,468

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Information Technology — .6% (continued)
Oracle Corp., Sr. Unscd. Notes(a)	4.10	3/25/2061	200,000	128,188
Oracle Corp., Sr. Unscd. Notes	4.13	5/15/2045	346,000	247,159
Oracle Corp., Sr. Unscd. Notes	4.38	5/15/2055	65,000	44,592
Oracle Corp., Sr. Unscd. Notes	4.50	5/6/2028	600,000	600,901
Oracle Corp., Sr. Unscd. Notes	4.50	7/8/2044	28,000	21,215
Oracle Corp., Sr. Unscd. Notes	4.70	9/27/2034	70,000	64,909
Oracle Corp., Sr. Unscd. Notes	4.90	2/6/2033	1,286,000	1,238,386
Oracle Corp., Sr. Unscd. Notes	5.20	9/26/2035	600,000	571,863
Oracle Corp., Sr. Unscd. Notes	5.38	9/27/2054	50,000	40,154
Oracle Corp., Sr. Unscd. Notes(a)	5.50	8/3/2035	80,000	78,008
Oracle Corp., Sr. Unscd. Notes	5.55	2/6/2053	220,000	182,838
Oracle Corp., Sr. Unscd. Notes	6.13	8/3/2065	50,000	43,622
Oracle Corp., Sr. Unscd. Notes	6.15	11/9/2029	200,000	208,528
Roper Technologies, Inc., Sr. Unscd. Notes	1.75	2/15/2031	125,000	109,746
Roper Technologies, Inc., Sr. Unscd. Notes	4.20	9/15/2028	100,000	100,389
Roper Technologies, Inc., Sr. Unscd. Notes(a)	5.10	9/15/2035	100,000	99,771
Salesforce, Inc., Sr. Unscd. Notes	1.50	7/15/2028	70,000	66,441
Salesforce, Inc., Sr. Unscd. Notes	2.70	7/15/2041	100,000	71,672
Salesforce, Inc., Sr. Unscd. Notes	2.90	7/15/2051	75,000	46,907
Salesforce, Inc., Sr. Unscd. Notes	3.70	4/11/2028	715,000	715,203
ServiceNow, Inc., Sr. Unscd. Notes	1.40	9/1/2030	207,000	182,451
Synopsys, Inc., Sr. Unscd. Notes	4.65	4/1/2028	135,000	136,732
Synopsys, Inc., Sr. Unscd. Notes	5.00	4/1/2032	250,000	255,609
Synopsys, Inc., Sr. Unscd. Notes	5.15	4/1/2035	165,000	167,268
Synopsys, Inc., Sr. Unscd. Notes	5.70	4/1/2055	145,000	142,901
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	4.95	3/28/2028	129,000	131,447
Take-Two Interactive Software, Inc., Sr. Unscd. Notes	5.40	6/12/2029	400,000	414,322
VMware LLC, Sr. Unscd. Notes	1.80	8/15/2028	45,000	42,643
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	210,000	186,914
VMware LLC, Sr. Unscd. Notes	4.70	5/15/2030	47,000	47,807
				14,288,807
Insurance — .8%
Aflac, Inc., Sr. Unscd. Notes	4.00	10/15/2046	50,000	39,976
Aflac, Inc., Sr. Unscd. Notes	4.75	1/15/2049	121,000	106,274
Alleghany Corp., Sr. Unscd. Notes	3.63	5/15/2030	57,000	55,812
American Financial Group, Inc., Sr. Unscd. Notes	4.50	6/15/2047	50,000	42,048
American International Group, Inc., Sr. Unscd. Notes	3.40	6/30/2030	25,000	24,183
American International Group, Inc., Sr. Unscd. Notes	5.13	3/27/2033	134,000	137,305
American International Group, Inc., Sr. Unscd. Notes	5.45	5/7/2035	300,000	310,911
Aon Corp., Gtd. Notes	2.80	5/15/2030	55,000	51,889
Aon Corp., Gtd. Notes	4.50	12/15/2028	265,000	268,524
Aon Corp., Gtd. Notes	6.25	9/30/2040	50,000	54,253
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.05	8/23/2031	83,000	73,421
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.85	5/28/2027	586,000	578,255
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	2.90	8/23/2051	212,000	132,257
Aon Corp./Aon Global Holdings PLC, Gtd. Notes	5.00	9/12/2032	135,000	138,245
Aon North America, Inc., Gtd. Notes	5.45	3/1/2034	317,000	329,201
Arch Capital Group Ltd., Sr. Unscd. Notes	7.35	5/1/2034	100,000	115,621
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.55	2/15/2055	56,000	53,611
Arthur J. Gallagher & Co., Sr. Unscd. Notes	5.75	7/15/2054	445,000	436,430

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Insurance — .8% (continued)
Assurant, Inc., Sr. Unscd. Notes	3.70	2/22/2030	155,000	150,429
Assurant, Inc., Sr. Unscd. Notes	4.90	3/27/2028	30,000	30,345
Assured Guaranty US Holdings, Inc., Gtd. Notes	3.60	9/15/2051	100,000	70,472
Athene Holding Ltd., Jr. Sub. Notes	6.63	10/15/2054	25,000	25,035
Athene Holding Ltd., Sr. Unscd. Notes	3.45	5/15/2052	50,000	31,463
Athene Holding Ltd., Sr. Unscd. Notes	3.95	5/25/2051	50,000	35,064
Athene Holding Ltd., Sr. Unscd. Notes	4.13	1/12/2028	164,000	163,998
Athene Holding Ltd., Sr. Unscd. Notes	6.25	4/1/2054	230,000	223,829
AXIS Specialty Finance LLC, Gtd. Notes	3.90	7/15/2029	25,000	24,766
AXIS Specialty Finance PLC, Gtd. Notes	4.00	12/6/2027	15,000	14,974
Berkshire Hathaway Finance Corp., Gtd. Notes	2.30	3/15/2027	50,000	49,252
Berkshire Hathaway Finance Corp., Gtd. Notes	2.88	3/15/2032	787,000	733,646
Berkshire Hathaway Finance Corp., Gtd. Notes	4.20	8/15/2048	127,000	105,202
Berkshire Hathaway Finance Corp., Gtd. Notes	4.25	1/15/2049	252,000	209,848
Berkshire Hathaway Finance Corp., Gtd. Notes	4.40	5/15/2042	25,000	22,729
Berkshire Hathaway Finance Corp., Gtd. Notes	5.75	1/15/2040	192,000	207,123
Brighthouse Financial, Inc., Sr. Unscd. Notes	3.85	12/22/2051	195,000	118,265
Brighthouse Financial, Inc., Sr. Unscd. Notes(a)	5.63	5/15/2030	70,000	71,223
Brown & Brown, Inc., Sr. Unscd. Notes	2.38	3/15/2031	40,000	35,913
Brown & Brown, Inc., Sr. Unscd. Notes	4.95	3/17/2052	30,000	26,037
Brown & Brown, Inc., Sr. Unscd. Notes	5.55	6/23/2035	200,000	204,452
Brown & Brown, Inc., Sr. Unscd. Notes	5.65	6/11/2034	613,000	631,074
Chubb INA Holdings LLC, Gtd. Notes	1.38	9/15/2030	125,000	110,314
Chubb INA Holdings LLC, Gtd. Notes	4.35	11/3/2045	490,000	425,259
Cincinnati Financial Corp., Sr. Unscd. Debs.	6.92	5/15/2028	110,000	116,899
CNA Financial Corp., Sr. Unscd. Notes	2.05	8/15/2030	50,000	45,246
CNA Financial Corp., Sr. Unscd. Notes	5.13	2/15/2034	200,000	201,117
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	50,000	50,897
Corebridge Financial, Inc., Sr. Unscd. Notes	3.65	4/5/2027	220,000	219,038
Corebridge Financial, Inc., Sr. Unscd. Notes	3.90	4/5/2032	70,000	66,630
Corebridge Financial, Inc., Sr. Unscd. Notes	4.35	4/5/2042	10,000	8,545
Corebridge Financial, Inc., Sr. Unscd. Notes	4.40	4/5/2052	95,000	77,190
Corebridge Financial, Inc., Sr. Unscd. Notes	6.05	9/15/2033	107,000	114,358
Enstar Group Ltd., Sr. Unscd. Notes	3.10	9/1/2031	50,000	44,861
Equitable Holdings, Inc., Sr. Unscd. Notes	4.35	4/20/2028	45,000	45,253
Equitable Holdings, Inc., Sr. Unscd. Notes	5.00	4/20/2048	148,000	132,842
Everest Reinsurance Holdings, Inc., Sr. Unscd. Notes	3.13	10/15/2052	175,000	111,850
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.63	4/29/2030	25,000	25,149
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	4.85	4/17/2028	157,000	159,202
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	5.75	5/20/2035	300,000	312,089
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.00	12/7/2033	200,000	212,052
Fairfax Financial Holdings Ltd., Sr. Unscd. Notes	6.35	3/22/2054	30,000	31,330
Fidelity National Financial, Inc., Gtd. Notes	2.45	3/15/2031	140,000	125,299
Fidelity National Financial, Inc., Sr. Unscd. Notes	3.40	6/15/2030	137,000	130,683
Fidelity National Financial, Inc., Sr. Unscd. Notes	4.50	8/15/2028	74,000	74,534
First American Financial Corp., Sr. Unscd. Notes	4.00	5/15/2030	25,000	24,224
Globe Life, Inc., Sr. Unscd. Notes	2.15	8/15/2030	74,000	67,124
Jackson Financial, Inc., Sr. Unscd. Notes	4.00	11/23/2051	120,000	84,649
Kemper Corp., Sr. Unscd. Notes	2.40	9/30/2030	25,000	22,334
Kemper Corp., Sr. Unscd. Notes	3.80	2/23/2032	49,000	45,428

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Insurance — .8% (continued)
Lincoln National Corp., Sr. Unscd. Notes	3.40	3/1/2032	85,000	78,607
Lincoln National Corp., Sr. Unscd. Notes	5.85	3/15/2034	200,000	208,682
Lincoln National Corp., Sr. Unscd. Notes	6.30	10/9/2037	20,000	21,291
Loews Corp., Sr. Unscd. Notes	6.00	2/1/2035	50,000	53,762
Manulife Financial Corp., Sr. Unscd. Notes	5.38	3/4/2046	85,000	83,915
Manulife Financial Corp., Sub. Notes	4.06	2/24/2032	145,000	144,686
Markel Group, Inc., Sr. Unscd. Notes	4.15	9/17/2050	35,000	27,176
Markel Group, Inc., Sr. Unscd. Notes	4.30	11/1/2047	75,000	60,690
Markel Group, Inc., Sr. Unscd. Notes	5.00	4/5/2046	65,000	58,831
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes(a)	2.25	11/15/2030	50,000	45,622
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.38	12/15/2031	210,000	188,529
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	2.90	12/15/2051	306,000	193,318
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.75	3/15/2039	25,000	23,927
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	4.90	3/15/2049	45,000	40,632
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.15	3/15/2034	200,000	205,731
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.70	9/15/2053	234,000	234,994
Marsh & McLennan Cos., Inc., Sr. Unscd. Notes	5.75	11/1/2032	60,000	64,050
MetLife, Inc., Sr. Unscd. Debs.	4.72	12/15/2044	580,000	520,357
MetLife, Inc., Sr. Unscd. Notes	4.05	3/1/2045	70,000	57,799
MetLife, Inc., Sr. Unscd. Notes	4.13	8/13/2042	145,000	123,310
MetLife, Inc., Sr. Unscd. Notes	5.30	12/15/2034	250,000	259,078
MetLife, Inc., Sr. Unscd. Notes	5.70	6/15/2035	200,000	212,867
MetLife, Inc., Sr. Unscd. Notes	6.38	6/15/2034	100,000	111,064
MGIC Investment Corp., Sr. Unscd. Notes	5.25	8/15/2028	350,000	349,750
Old Republic International Corp., Sr. Unscd. Notes	3.85	6/11/2051	30,000	21,733
PartnerRe Finance B LLC, Gtd. Notes	3.70	7/2/2029	183,000	178,992
Primerica, Inc., Sr. Unscd. Notes	2.80	11/19/2031	50,000	45,458
Principal Financial Group, Inc., Gtd. Notes	4.30	11/15/2046	75,000	62,746
Principal Financial Group, Inc., Gtd. Notes	4.63	9/15/2042	50,000	44,600
Prudential Financial, Inc., Jr. Sub. Notes	6.50	3/15/2054	4,000	4,211
Prudential Financial, Inc., Jr. Sub. Notes	6.75	3/1/2053	50,000	53,407
Prudential Financial, Inc., Sr. Unscd. Notes	3.70	3/13/2051	120,000	88,517
Prudential Financial, Inc., Sr. Unscd. Notes	3.88	3/27/2028	36,000	36,042
Prudential Financial, Inc., Sr. Unscd. Notes	3.91	12/7/2047	325,000	253,568
Prudential Financial, Inc., Sr. Unscd. Notes	3.94	12/7/2049	218,000	168,475
Prudential Financial, Inc., Sr. Unscd. Notes	4.35	2/25/2050	50,000	41,274
Prudential Financial, Inc., Sr. Unscd. Notes	4.42	3/27/2048	95,000	79,463
Reinsurance Group of America, Inc., Sr. Unscd. Notes	3.90	5/15/2029	150,000	148,798
RenaissanceRe Finance, Inc., Gtd. Notes	3.45	7/1/2027	220,000	218,630
RenaissanceRe Holdings Ltd., Sr. Unscd. Notes	5.75	6/5/2033	41,000	42,820
Stewart Information Services Corp., Sr. Unscd. Notes	3.60	11/15/2031	135,000	121,887
The Allstate Corp., Sr. Unscd. Notes	4.50	6/15/2043	70,000	60,939
The Allstate Corp., Sr. Unscd. Notes	5.05	6/24/2029	500,000	515,451
The Allstate Corp., Sr. Unscd. Notes	5.25	3/30/2033	90,000	93,052
The Hanover Insurance Group, Inc., Sr. Unscd. Notes	2.50	9/1/2030	28,000	25,574
The Hartford Insurance Group, Inc., Sr. Unscd. Notes	3.60	8/19/2049	185,000	136,454
The Progressive Corp., Sr. Unscd. Notes	4.00	3/1/2029	31,000	31,061
The Progressive Corp., Sr. Unscd. Notes	4.13	4/15/2047	235,000	193,068
The Progressive Corp., Sr. Unscd. Notes	4.20	3/15/2048	155,000	127,990
The Travelers Companies, Inc., Sr. Unscd. Notes	3.75	5/15/2046	50,000	39,151

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Insurance — .8% (continued)
The Travelers Companies, Inc., Sr. Unscd. Notes	4.00	5/30/2047	145,000	116,963
The Travelers Companies, Inc., Sr. Unscd. Notes	5.05	7/24/2035	500,000	506,285
The Travelers Companies, Inc., Sr. Unscd. Notes	5.35	11/1/2040	25,000	25,324
Travelers Property Casualty Corp., Gtd. Notes	6.38	3/15/2033	200,000	224,073
W.R. Berkley Corp., Sr. Unscd. Notes	4.75	8/1/2044	70,000	62,647
Willis North America, Inc., Gtd. Notes	4.65	6/15/2027	189,000	190,494
Willis North America, Inc., Gtd. Notes	5.05	9/15/2048	177,000	159,489
Willis North America, Inc., Gtd. Notes	5.35	5/15/2033	15,000	15,418
XL Group Ltd., Sr. Unscd. Bonds	5.25	12/15/2043	25,000	23,445
				16,743,918
Internet Software & Services — .6%
Alphabet, Inc., Sr. Unscd. Notes(a)	0.80	8/15/2027	202,000	193,892
Alphabet, Inc., Sr. Unscd. Notes	1.90	8/15/2040	160,000	107,682
Alphabet, Inc., Sr. Unscd. Notes	2.05	8/15/2050	349,000	188,218
Alphabet, Inc., Sr. Unscd. Notes	2.25	8/15/2060	204,000	103,927
Alphabet, Inc., Sr. Unscd. Notes	3.88	11/15/2028	200,000	200,881
Alphabet, Inc., Sr. Unscd. Notes	4.10	11/15/2030	200,000	200,228
Alphabet, Inc., Sr. Unscd. Notes	4.38	11/15/2032	200,000	200,546
Alphabet, Inc., Sr. Unscd. Notes	5.35	11/15/2045	200,000	197,330
Alphabet, Inc., Sr. Unscd. Notes	5.45	11/15/2055	300,000	293,021
Alphabet, Inc., Sr. Unscd. Notes	5.70	11/15/2075	200,000	196,204
Amazon.com, Inc., Sr. Unscd. Notes	1.20	6/3/2027	185,000	179,425
Amazon.com, Inc., Sr. Unscd. Notes	1.50	6/3/2030	117,000	105,402
Amazon.com, Inc., Sr. Unscd. Notes	1.65	5/12/2028	225,000	215,106
Amazon.com, Inc., Sr. Unscd. Notes	2.50	6/3/2050	180,000	107,005
Amazon.com, Inc., Sr. Unscd. Notes	2.88	5/12/2041	201,000	151,624
Amazon.com, Inc., Sr. Unscd. Notes	3.10	5/12/2051	227,000	151,176
Amazon.com, Inc., Sr. Unscd. Notes	3.15	8/22/2027	335,000	332,693
Amazon.com, Inc., Sr. Unscd. Notes	3.25	5/12/2061	160,000	101,861
Amazon.com, Inc., Sr. Unscd. Notes	3.30	4/13/2027	150,000	149,421
Amazon.com, Inc., Sr. Unscd. Notes	3.60	4/13/2032	125,000	120,929
Amazon.com, Inc., Sr. Unscd. Notes	3.88	8/22/2037	521,000	473,058
Amazon.com, Inc., Sr. Unscd. Notes	3.95	4/13/2052	134,000	104,339
Amazon.com, Inc., Sr. Unscd. Notes	4.05	8/22/2047	297,000	242,728
Amazon.com, Inc., Sr. Unscd. Notes	4.10	11/20/2030	200,000	200,063
Amazon.com, Inc., Sr. Unscd. Notes	4.10	4/13/2062	190,000	145,022
Amazon.com, Inc., Sr. Unscd. Notes	4.25	8/22/2057	326,000	260,077
Amazon.com, Inc., Sr. Unscd. Notes	4.35	3/20/2033	210,000	208,800
Amazon.com, Inc., Sr. Unscd. Notes	4.55	12/1/2027	245,000	249,091
Amazon.com, Inc., Sr. Unscd. Notes	4.65	12/1/2029	153,000	156,987
Amazon.com, Inc., Sr. Unscd. Notes	4.80	12/5/2034	50,000	51,246
Amazon.com, Inc., Sr. Unscd. Notes	5.55	11/20/2065	350,000	339,498
Booking Holdings, Inc., Sr. Unscd. Notes	3.55	3/15/2028	27,000	26,772
eBay, Inc., Sr. Unscd. Notes	2.70	3/11/2030	17,000	15,985
eBay, Inc., Sr. Unscd. Notes	3.60	6/5/2027	155,000	154,229
eBay, Inc., Sr. Unscd. Notes	3.65	5/10/2051	38,000	27,857
eBay, Inc., Sr. Unscd. Notes	4.00	7/15/2042	175,000	144,599
eBay, Inc., Sr. Unscd. Notes	5.13	11/6/2035	300,000	299,751
eBay, Inc., Sr. Unscd. Notes	6.30	11/22/2032	64,000	70,000
Expedia Group, Inc., Gtd. Notes	3.80	2/15/2028	133,000	132,317

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Internet Software & Services — .6% (continued)
Expedia Group, Inc., Gtd. Notes	4.63	8/1/2027	30,000	30,218
Meta Platforms, Inc., Sr. Unscd. Notes	3.85	8/15/2032	220,000	212,569
Meta Platforms, Inc., Sr. Unscd. Notes	4.20	11/15/2030	400,000	399,231
Meta Platforms, Inc., Sr. Unscd. Notes	4.45	8/15/2052	91,400	73,372
Meta Platforms, Inc., Sr. Unscd. Notes	4.55	8/15/2031	250,000	253,268
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	5/15/2028	70,000	71,274
Meta Platforms, Inc., Sr. Unscd. Notes	4.60	11/15/2032	400,000	400,752
Meta Platforms, Inc., Sr. Unscd. Notes	4.65	8/15/2062	335,200	266,682
Meta Platforms, Inc., Sr. Unscd. Notes	4.75	8/15/2034	250,000	249,526
Meta Platforms, Inc., Sr. Unscd. Notes	4.80	5/15/2030	100,000	102,707
Meta Platforms, Inc., Sr. Unscd. Notes	4.88	11/15/2035	400,000	395,235
Meta Platforms, Inc., Sr. Unscd. Notes	5.50	11/15/2045	400,000	384,662
Meta Platforms, Inc., Sr. Unscd. Notes	5.55	8/15/2064	294,000	269,251
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	5/15/2063	495,000	469,644
Meta Platforms, Inc., Sr. Unscd. Notes	5.75	11/15/2065	410,000	387,645
Netflix, Inc., Sr. Unscd. Notes	4.88	4/15/2028	580,000	591,863
Netflix, Inc., Sr. Unscd. Notes	5.88	11/15/2028	321,000	336,734
Netflix, Inc., Sr. Unscd. Notes	6.38	5/15/2029	40,000	42,777
VeriSign, Inc., Sr. Unscd. Notes	4.75	7/15/2027	236,000	236,108
Weibo Corp., Sr. Unscd. Notes	3.38	7/8/2030	270,000	256,826
				12,229,334
Materials — .0%
Amcor Flexibles North America, Inc., Gtd. Notes	2.69	5/25/2031	172,000	157,173
Berry Global, Inc., Sr. Scd. Notes	5.80	6/15/2031	250,000	264,490
Packaging Corp. of America, Sr. Unscd. Notes	3.00	12/15/2029	103,000	98,591
Packaging Corp. of America, Sr. Unscd. Notes	4.05	12/15/2049	54,000	42,939
Packaging Corp. of America, Sr. Unscd. Notes	5.70	12/1/2033	150,000	158,150
Sonoco Products Co., Sr. Unscd. Notes	2.25	2/1/2027	25,000	24,589
Sonoco Products Co., Sr. Unscd. Notes	2.85	2/1/2032	101,000	91,352
Valmont Industries, Inc., Gtd. Notes	5.25	10/1/2054	5,000	4,687
WRKCo, Inc., Gtd. Notes	4.00	3/15/2028	50,000	50,011
				891,982
Media — .5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	2.80	4/1/2031	331,000	298,410
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	6/1/2041	300,000	214,548
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.50	3/1/2042	50,000	34,718
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.70	4/1/2051	140,000	89,643
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.85	4/1/2061	166,000	99,740
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	3.90	6/1/2052	45,000	29,249
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.40	12/1/2061	844,000	554,562
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	4.80	3/1/2050	230,000	174,175
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.13	7/1/2049	175,000	137,570

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Media — .5% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.50	4/1/2063	160,000	126,114
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	131,000	125,715
Comcast Corp., Gtd. Bonds	3.97	11/1/2047	50,000	37,586
Comcast Corp., Gtd. Notes	1.95	1/15/2031	172,000	153,750
Comcast Corp., Gtd. Notes	2.80	1/15/2051	255,000	148,435
Comcast Corp., Gtd. Notes	2.89	11/1/2051	285,000	167,486
Comcast Corp., Gtd. Notes	2.94	11/1/2056	400,000	225,394
Comcast Corp., Gtd. Notes	2.99	11/1/2063	185,000	99,987
Comcast Corp., Gtd. Notes	3.30	2/1/2027	120,000	119,455
Comcast Corp., Gtd. Notes	3.45	2/1/2050	120,000	80,202
Comcast Corp., Gtd. Notes	3.75	4/1/2040	245,000	201,361
Comcast Corp., Gtd. Notes	3.90	3/1/2038	200,000	173,592
Comcast Corp., Gtd. Notes	4.00	3/1/2048	150,000	112,773
Comcast Corp., Gtd. Notes	4.20	8/15/2034	150,000	142,877
Comcast Corp., Gtd. Notes	4.25	1/15/2033	50,000	48,778
Comcast Corp., Gtd. Notes	4.60	10/15/2038	125,000	115,688
Comcast Corp., Gtd. Notes(a)	4.65	2/15/2033	50,000	49,932
Comcast Corp., Gtd. Notes	4.95	5/15/2032	200,000	204,401
Comcast Corp., Gtd. Notes(c)	5.17	1/15/2037	1,246,000	1,224,575
Comcast Corp., Gtd. Notes	5.50	5/15/2064	625,000	560,251
Comcast Corp., Gtd. Notes	5.65	6/15/2035	125,000	130,487
Comcast Corp., Gtd. Notes	5.65	6/1/2054	164,000	153,708
Comcast Corp., Gtd. Notes(a)	6.05	5/15/2055	200,000	198,433
Comcast Corp., Gtd. Notes	6.95	8/15/2037	100,000	113,616
FactSet Research Systems, Inc., Sr. Unscd. Notes	2.90	3/1/2027	175,000	172,865
Fox Corp., Sr. Unscd. Notes	4.71	1/25/2029	50,000	50,722
Fox Corp., Sr. Unscd. Notes	5.48	1/25/2039	100,000	99,667
Fox Corp., Sr. Unscd. Notes	5.58	1/25/2049	73,000	69,853
NBCUniversal Media LLC, Gtd. Notes	4.45	1/15/2043	50,000	42,533
NBCUniversal Media LLC, Gtd. Notes	6.40	4/30/2040	50,000	54,060
Paramount Global, Gtd. Debs.	5.85	9/1/2043	130,000	104,593
Paramount Global, Gtd. Debs.	7.88	7/30/2030	500,000	537,400
Paramount Global, Gtd. Notes	3.38	2/15/2028	50,000	48,564
Paramount Global, Gtd. Notes	3.70	6/1/2028	110,000	107,165
Paramount Global, Gtd. Notes	4.20	6/1/2029	50,000	48,629
Paramount Global, Gtd. Notes	4.60	1/15/2045	320,000	218,201
Paramount Global, Gtd. Notes	4.85	7/1/2042	50,000	36,298
Paramount Global, Gtd. Notes	5.90	10/15/2040	160,000	136,632
The Walt Disney Company, Gtd. Notes	3.60	1/13/2051	215,000	159,380
The Walt Disney Company, Gtd. Notes	3.70	3/23/2027	600,000	599,546
The Walt Disney Company, Gtd. Notes	3.80	3/22/2030	330,000	326,960
The Walt Disney Company, Gtd. Notes	4.63	3/23/2040	221,000	210,377
The Walt Disney Company, Gtd. Notes	4.70	3/23/2050	271,000	241,220
The Walt Disney Company, Gtd. Notes	4.75	9/15/2044	50,000	45,599
The Walt Disney Company, Gtd. Notes	4.75	11/15/2046	50,000	44,911
Time Warner Cable LLC, Sr. Scd. Bonds	5.88	11/15/2040	600,000	551,738
Time Warner Cable LLC, Sr. Scd. Debs.	6.55	5/1/2037	100,000	101,111
Time Warner Cable LLC, Sr. Scd. Notes	5.50	9/1/2041	160,000	140,219

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Media — .5% (continued)
Time Warner Cable LLC, Sr. Scd. Notes	7.30	7/1/2038	159,800	168,905
TWDC Enterprises 18 Corp., Gtd. Notes	3.00	7/30/2046	285,000	197,350
TWDC Enterprises 18 Corp., Gtd. Notes	4.13	6/1/2044	70,000	58,905
TWDC Enterprises 18 Corp., Gtd. Notes, Ser. E	4.13	12/1/2041	155,000	135,200
				11,055,814
Metals & Mining — .3%
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.38	11/1/2028	510,000	495,342
AngloGold Ashanti Holdings PLC, Gtd. Notes	3.75	10/1/2030	625,000	601,739
ArcelorMittal SA, Sr. Unscd. Notes	4.25	7/16/2029	95,000	95,186
ArcelorMittal SA, Sr. Unscd. Notes	6.55	11/29/2027	92,000	95,785
ArcelorMittal SA, Sr. Unscd. Notes	6.75	3/1/2041	148,000	161,938
Barrick PD Australia Finance Pty Ltd., Gtd. Notes	5.95	10/15/2039	157,000	165,063
BHP Billiton Finance USA Ltd., Gtd. Notes	4.90	2/28/2033	35,000	35,605
BHP Billiton Finance USA Ltd., Gtd. Notes	5.00	9/30/2043	30,000	28,555
BHP Billiton Finance USA Ltd., Gtd. Notes	5.10	9/8/2028	110,000	113,091
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2030	55,000	57,250
BHP Billiton Finance USA Ltd., Gtd. Notes	5.25	9/8/2033	329,000	340,389
BHP Billiton Finance USA Ltd., Gtd. Notes	5.30	2/21/2035	260,000	268,267
BHP Billiton Finance USA Ltd., Gtd. Notes	5.50	9/8/2053	140,000	138,554
Freeport-McMoRan, Inc., Gtd. Notes	4.25	3/1/2030	205,000	203,639
Freeport-McMoRan, Inc., Gtd. Notes	4.38	8/1/2028	125,000	124,938
Freeport-McMoRan, Inc., Gtd. Notes	5.00	9/1/2027	25,000	25,003
Freeport-McMoRan, Inc., Gtd. Notes	5.25	9/1/2029	132,000	134,064
Freeport-McMoRan, Inc., Gtd. Notes	5.45	3/15/2043	30,000	29,251
Nucor Corp., Sr. Unscd. Notes	2.98	12/15/2055	50,000	31,029
Nucor Corp., Sr. Unscd. Notes	4.30	5/23/2027	10,000	10,067
Nucor Corp., Sr. Unscd. Notes	4.40	5/1/2048	100,000	85,272
Nucor Corp., Sr. Unscd. Notes	5.10	6/1/2035	200,000	203,751
Rio Tinto Alcan, Inc., Sr. Unscd. Debs.	7.25	3/15/2031	176,000	199,728
Rio Tinto Alcan, Inc., Sr. Unscd. Notes	6.13	12/15/2033	100,000	109,144
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/14/2032	200,000	205,750
Rio Tinto Finance USA PLC, Gtd. Notes	5.00	3/9/2033	55,000	56,284
Rio Tinto Finance USA PLC, Gtd. Notes	5.13	3/9/2053	155,000	144,624
Rio Tinto Finance USA PLC, Gtd. Notes	5.25	3/14/2035	200,000	205,447
Rio Tinto Finance USA PLC, Gtd. Notes	5.75	3/14/2055	150,000	152,824
Southern Copper Corp., Sr. Unscd. Notes	5.25	11/8/2042	305,000	295,495
Southern Copper Corp., Sr. Unscd. Notes	7.50	7/27/2035	290,000	343,685
Steel Dynamics, Inc., Sr. Unscd. Notes	3.25	1/15/2031	37,000	35,075
Vale Overseas Ltd., Gtd. Notes	3.75	7/8/2030	567,000	547,540
				5,739,374
Real Estate — .9%
Agree LP, Gtd. Notes	2.00	6/15/2028	410,000	391,800
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.95	3/15/2034	78,000	67,041
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.00	5/18/2051	152,000	96,091
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.38	8/15/2031	40,000	37,468
Alexandria Real Estate Equities, Inc., Gtd. Notes	3.55	3/15/2052	130,000	90,834
Alexandria Real Estate Equities, Inc., Gtd. Notes	4.75	4/15/2035	200,000	193,024
American Assets Trust LP, Gtd. Notes	3.38	2/1/2031	50,000	45,592
American Homes 4 Rent LP, Sr. Unscd. Notes	3.38	7/15/2051	92,000	61,569
American Homes 4 Rent LP, Sr. Unscd. Notes	5.50	7/15/2034	250,000	255,766

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Real Estate — .9% (continued)
American Tower Corp., Sr. Unscd. Notes	1.88	10/15/2030	25,000	22,356
American Tower Corp., Sr. Unscd. Notes	2.10	6/15/2030	25,000	22,751
American Tower Corp., Sr. Unscd. Notes	2.30	9/15/2031	117,000	104,103
American Tower Corp., Sr. Unscd. Notes	2.70	4/15/2031	35,000	32,178
American Tower Corp., Sr. Unscd. Notes	2.90	1/15/2030	75,000	71,190
American Tower Corp., Sr. Unscd. Notes	2.95	1/15/2051	87,000	55,347
American Tower Corp., Sr. Unscd. Notes	3.10	6/15/2050	95,000	62,377
American Tower Corp., Sr. Unscd. Notes	3.70	10/15/2049	20,000	14,879
American Tower Corp., Sr. Unscd. Notes	3.80	8/15/2029	57,000	56,192
American Tower Corp., Sr. Unscd. Notes	3.95	3/15/2029	596,000	592,102
American Tower Corp., Sr. Unscd. Notes	4.90	3/15/2030	25,000	25,528
American Tower Corp., Sr. Unscd. Notes	5.00	1/31/2030	100,000	102,441
American Tower Corp., Sr. Unscd. Notes	5.25	7/15/2028	69,000	70,896
American Tower Corp., Sr. Unscd. Notes	5.40	1/31/2035	120,000	123,302
American Tower Corp., Sr. Unscd. Notes	5.50	3/15/2028	55,000	56,529
American Tower Corp., Sr. Unscd. Notes	5.55	7/15/2033	95,000	99,247
American Tower Corp., Sr. Unscd. Notes	5.90	11/15/2033	39,000	41,638
AvalonBay Communities, Inc., Sr. Unscd. Notes	3.30	6/1/2029	50,000	48,775
AvalonBay Communities, Inc., Sr. Unscd. Notes	4.35	12/1/2030	316,000	316,166
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.00	2/15/2033	50,000	51,105
AvalonBay Communities, Inc., Sr. Unscd. Notes	5.30	12/7/2033	300,000	311,417
Boston Properties LP, Sr. Unscd. Notes	2.55	4/1/2032	122,000	106,623
Boston Properties LP, Sr. Unscd. Notes	3.25	1/30/2031	426,000	399,771
Boston Properties LP, Sr. Unscd. Notes	3.40	6/21/2029	27,000	26,223
Boston Properties LP, Sr. Unscd. Notes	4.50	12/1/2028	575,000	579,016
Brixmor Operating Partnership LP, Sr. Unscd. Notes	2.50	8/16/2031	190,000	170,758
Broadstone NET Lease LLC, Gtd. Notes	2.60	9/15/2031	15,000	13,310
Camden Property Trust, Sr. Unscd. Notes	3.35	11/1/2049	35,000	24,516
Camden Property Trust, Sr. Unscd. Notes	4.10	10/15/2028	40,000	40,131
CBRE Services, Inc., Gtd. Notes	4.90	1/15/2033	250,000	250,826
CBRE Services, Inc., Gtd. Notes	5.95	8/15/2034	15,000	15,964
COPT Defense Properties LP, Gtd. Notes	2.00	1/15/2029	52,000	48,886
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	265,000	273,248
Cousins Properties LP, Gtd. Notes	5.88	10/1/2034	140,000	146,035
Crown Castle, Inc., Sr. Unscd. Bonds	3.80	2/15/2028	50,000	49,677
Crown Castle, Inc., Sr. Unscd. Notes	2.25	1/15/2031	285,000	254,912
Crown Castle, Inc., Sr. Unscd. Notes	2.50	7/15/2031	373,000	333,928
Crown Castle, Inc., Sr. Unscd. Notes	3.10	11/15/2029	156,000	149,106
Crown Castle, Inc., Sr. Unscd. Notes	3.25	1/15/2051	130,000	85,853
Crown Castle, Inc., Sr. Unscd. Notes	4.00	11/15/2049	150,000	112,506
Crown Castle, Inc., Sr. Unscd. Notes	4.15	7/1/2050	15,000	11,671
Crown Castle, Inc., Sr. Unscd. Notes	4.30	2/15/2029	50,000	50,022
Crown Castle, Inc., Sr. Unscd. Notes	4.75	5/15/2047	65,000	56,007
Crown Castle, Inc., Sr. Unscd. Notes	5.00	1/11/2028	50,000	50,787
Crown Castle, Inc., Sr. Unscd. Notes	5.10	5/1/2033	127,000	128,218
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	200,000	199,684
Digital Realty Trust LP, Gtd. Bonds	3.70	8/15/2027	260,000	258,858
Digital Realty Trust LP, Gtd. Notes	4.45	7/15/2028	95,000	95,728
DOC DR LLC, Gtd. Notes	3.95	1/15/2028	25,000	24,955
EPR Properties, Gtd. Notes	4.50	6/1/2027	50,000	50,099

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Real Estate — .9% (continued)
Equinix, Inc., Sr. Unscd. Notes	2.50	5/15/2031	122,000	110,457
Equinix, Inc., Sr. Unscd. Notes	2.95	9/15/2051	155,000	96,800
Equinix, Inc., Sr. Unscd. Notes	3.00	7/15/2050	100,000	63,714
Equinix, Inc., Sr. Unscd. Notes	3.40	2/15/2052	70,000	47,666
Equinix, Inc., Sr. Unscd. Notes	3.90	4/15/2032	50,000	48,072
ERP Operating LP, Sr. Unscd. Bonds	4.50	6/1/2045	65,000	56,549
ERP Operating LP, Sr. Unscd. Notes	4.00	8/1/2047	25,000	20,036
ERP Operating LP, Sr. Unscd. Notes	4.15	12/1/2028	200,000	200,937
ERP Operating LP, Sr. Unscd. Notes	4.50	7/1/2044	120,000	106,988
Essex Portfolio LP, Gtd. Notes	2.55	6/15/2031	310,000	281,144
Essex Portfolio LP, Gtd. Notes	2.65	3/15/2032	500,000	445,772
Extra Space Storage LP, Gtd. Notes	2.35	3/15/2032	470,000	410,633
Extra Space Storage LP, Gtd. Notes	4.00	6/15/2029	125,000	124,172
Extra Space Storage LP, Gtd. Notes	5.40	6/15/2035	110,000	112,322
Extra Space Storage LP, Gtd. Notes	5.50	7/1/2030	60,000	62,442
Federal Realty OP LP, Sr. Unscd. Notes	3.20	6/15/2029	76,000	73,431
Federal Realty OP LP, Sr. Unscd. Notes	3.50	6/1/2030	100,000	96,513
Federal Realty OP LP, Sr. Unscd. Notes	4.50	12/1/2044	40,000	34,769
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	3.25	1/15/2032	130,000	117,709
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	4.00	1/15/2030	140,000	136,009
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.25	2/15/2033	65,000	65,122
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.30	1/15/2029	50,000	50,970
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.63	9/15/2034	50,000	50,595
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.75	6/1/2028	45,000	46,124
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	6.75	12/1/2033	155,000	167,887
Healthpeak OP LLC, Gtd. Notes	5.25	12/15/2032	100,000	102,498
Highwoods Realty LP, Sr. Unscd. Notes	3.05	2/15/2030	50,000	46,681
Highwoods Realty LP, Sr. Unscd. Notes	3.88	3/1/2027	44,000	43,725
Highwoods Realty LP, Sr. Unscd. Notes	7.65	2/1/2034	629,000	714,741
Host Hotels & Resorts LP, Sr. Unscd. Notes	5.70	7/1/2034	207,000	213,560
Invitation Homes Operating Partnership LP, Gtd. Notes	2.30	11/15/2028	71,000	67,488
Jones Lang Lasalle, Inc., Sr. Unscd. Notes	6.88	12/1/2028	50,000	53,409
Kilroy Realty LP, Gtd. Notes	6.25	1/15/2036	200,000	206,585
Kimco Realty OP LLC, Gtd. Notes	3.70	10/1/2049	95,000	70,498
Kimco Realty OP LLC, Gtd. Notes	6.40	3/1/2034	10,000	10,997
Mid-America Apartments LP, Sr. Unscd. Notes	3.60	6/1/2027	40,000	39,849
Mid-America Apartments LP, Sr. Unscd. Notes	4.65	1/15/2033	300,000	298,755
National Health Investors, Inc., Gtd. Notes	3.00	2/1/2031	95,000	86,563
NNN REIT, Inc., Sr. Unscd. Notes	3.00	4/15/2052	76,000	47,647
NNN REIT, Inc., Sr. Unscd. Notes	3.50	4/15/2051	25,000	17,629
NNN REIT, Inc., Sr. Unscd. Notes	5.60	10/15/2033	10,000	10,425
OMEGA Healthcare Investors, Inc., Gtd. Notes	3.63	10/1/2029	115,000	111,511
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.50	4/1/2027	95,000	95,254
OMEGA Healthcare Investors, Inc., Gtd. Notes	4.75	1/15/2028	25,000	25,213
Prologis LP, Sr. Unscd. Notes	2.25	1/15/2032	355,000	314,894
ProLogis LP, Sr. Unscd. Notes	1.75	2/1/2031	160,000	141,598
ProLogis LP, Sr. Unscd. Notes	2.88	11/15/2029	267,000	255,261
ProLogis LP, Sr. Unscd. Notes	4.88	6/15/2028	315,000	322,272
ProLogis LP, Sr. Unscd. Notes	5.13	1/15/2034	275,000	281,190
ProLogis LP, Sr. Unscd. Notes	5.25	3/15/2054	300,000	284,867

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Real Estate — .9% (continued)
Public Storage Operating Co., Gtd. Notes	1.95	11/9/2028	500,000	474,053
Public Storage Operating Co., Gtd. Notes	2.25	11/9/2031	100,000	89,426
Public Storage Operating Co., Gtd. Notes	3.39	5/1/2029	105,000	103,060
Public Storage Operating Co., Gtd. Notes	5.10	8/1/2033	46,000	47,472
Rayonier LP, Gtd. Notes	2.75	5/17/2031	65,000	58,984
Realty Income Corp., Gtd. Notes	3.40	1/15/2030	110,000	106,874
Realty Income Corp., Gtd. Notes	4.00	7/15/2029	203,000	202,513
Realty Income Corp., Sr. Unscd. Notes	2.70	2/15/2032	25,000	22,601
Realty Income Corp., Sr. Unscd. Notes	3.20	2/15/2031	10,000	9,466
Realty Income Corp., Sr. Unscd. Notes	3.25	6/15/2029	151,000	147,004
Realty Income Corp., Sr. Unscd. Notes	3.40	1/15/2028	55,000	54,441
Realty Income Corp., Sr. Unscd. Notes	3.95	8/15/2027	60,000	60,052
Realty Income Corp., Sr. Unscd. Notes	4.65	3/15/2047	181,000	159,840
Realty Income Corp., Sr. Unscd. Notes(a)	4.90	7/15/2033	60,000	60,648
Regency Centers LP, Gtd. Notes	2.95	9/15/2029	130,000	124,788
Regency Centers LP, Gtd. Notes	4.40	2/1/2047	25,000	21,394
Rexford Industrial Realty LP, Gtd. Notes	2.15	9/1/2031	40,000	35,092
Sabra Health Care LP, Gtd. Notes	3.90	10/15/2029	202,000	197,741
Safehold GL Holdings LLC, Gtd. Notes	2.80	6/15/2031	44,000	40,395
Simon Property Group LP, Sr. Unscd. Notes	2.20	2/1/2031	316,000	285,698
Simon Property Group LP, Sr. Unscd. Notes	2.45	9/13/2029	125,000	118,283
Simon Property Group LP, Sr. Unscd. Notes	2.65	7/15/2030	15,000	14,052
Simon Property Group LP, Sr. Unscd. Notes	3.25	9/13/2049	102,000	70,279
Simon Property Group LP, Sr. Unscd. Notes	3.38	6/15/2027	48,000	47,712
Simon Property Group LP, Sr. Unscd. Notes	3.38	12/1/2027	90,000	89,328
Simon Property Group LP, Sr. Unscd. Notes	4.75	9/26/2034	100,000	99,169
Simon Property Group LP, Sr. Unscd. Notes	4.75	3/15/2042	70,000	64,437
Simon Property Group LP, Sr. Unscd. Notes	5.13	10/1/2035	200,000	202,213
Simon Property Group LP, Sr. Unscd. Notes	5.50	3/8/2033	30,000	31,483
Simon Property Group LP, Sr. Unscd. Notes	6.25	1/15/2034	50,000	54,619
Store Capital LLC, Sr. Unscd. Notes	2.70	12/1/2031	78,000	68,955
Store Capital LLC, Sr. Unscd. Notes	2.75	11/18/2030	20,000	18,201
Sun Communities Operating LP, Gtd. Notes	4.20	4/15/2032	35,000	33,988
Tanger Properties LP, Sr. Unscd. Notes	2.75	9/1/2031	90,000	81,793
UDR, Inc., Gtd. Notes	2.10	8/1/2032	48,000	41,173
UDR, Inc., Gtd. Notes	3.00	8/15/2031	50,000	46,370
Ventas Realty LP, Gtd. Notes	3.00	1/15/2030	15,000	14,274
Ventas Realty LP, Gtd. Notes	4.40	1/15/2029	228,000	229,268
Ventas Realty LP, Gtd. Notes	4.88	4/15/2049	15,000	13,142
VICI Properties LP, Sr. Unscd. Notes	4.95	2/15/2030	315,000	318,759
VICI Properties LP, Sr. Unscd. Notes	5.63	5/15/2052	208,000	194,545
Welltower OP LLC, Gtd. Notes	2.75	1/15/2031	237,000	220,438
Welltower OP LLC, Gtd. Notes	3.10	1/15/2030	52,000	49,856
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	11/15/2029	375,000	371,473
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	4/15/2030	25,000	24,631
Weyerhaeuser Co., Sr. Unscd. Notes	4.00	3/9/2052	41,000	31,485
WP Carey, Inc., Sr. Unscd. Notes	2.25	4/1/2033	50,000	42,218
WP Carey, Inc., Sr. Unscd. Notes	3.85	7/15/2029	25,000	24,717
				19,335,368

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Retailing — .6%
AutoNation, Inc., Sr. Unscd. Notes	1.95	8/1/2028	45,000	42,579
AutoNation, Inc., Sr. Unscd. Notes	5.89	3/15/2035	100,000	103,664
AutoZone, Inc., Sr. Unscd. Notes	4.00	4/15/2030	75,000	74,056
AutoZone, Inc., Sr. Unscd. Notes	4.50	2/1/2028	19,000	19,175
AutoZone, Inc., Sr. Unscd. Notes	6.25	11/1/2028	411,000	433,541
Best Buy Co., Inc., Sr. Unscd. Notes	4.45	10/1/2028	318,000	320,990
Costco Wholesale Corp., Sr. Unscd. Notes	1.38	6/20/2027	70,000	67,952
Costco Wholesale Corp., Sr. Unscd. Notes	1.60	4/20/2030	15,000	13,600
Costco Wholesale Corp., Sr. Unscd. Notes	3.00	5/18/2027	333,000	330,662
Darden Restaurants, Inc., Sr. Unscd. Notes	3.85	5/1/2027	260,000	259,429
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	3.15	1/15/2032	80,000	73,673
Dick’s Sporting Goods, Inc., Sr. Unscd. Notes	4.10	1/15/2052	85,000	62,136
Dollar General Corp., Sr. Unscd. Notes	3.50	4/3/2030	50,000	48,272
Dollar General Corp., Sr. Unscd. Notes	4.13	4/3/2050	153,000	120,211
Dollar General Corp., Sr. Unscd. Notes(a)	5.20	7/5/2028	10,000	10,250
Dollar General Corp., Sr. Unscd. Notes	5.45	7/5/2033	325,000	336,658
Dollar Tree, Inc., Sr. Unscd. Notes	3.38	12/1/2051	25,000	16,829
Dollar Tree, Inc., Sr. Unscd. Notes	4.20	5/15/2028	136,000	136,144
Genuine Parts Co., Sr. Unscd. Notes	2.75	2/1/2032	20,000	17,717
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	9/15/2028	420,000	396,273
Lowe’s Companies, Inc., Sr. Unscd. Notes	1.70	10/15/2030	40,000	35,598
Lowe’s Companies, Inc., Sr. Unscd. Notes	2.63	4/1/2031	110,000	101,134
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.00	10/15/2050	85,000	54,445
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.50	4/1/2051	107,000	74,939
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.70	4/15/2046	433,000	329,640
Lowe’s Companies, Inc., Sr. Unscd. Notes	3.75	4/1/2032	305,000	292,699
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.00	10/15/2028	1,040,000	1,041,107
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.05	5/3/2047	105,000	83,441
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.25	4/1/2052	209,000	165,505
Lowe’s Companies, Inc., Sr. Unscd. Notes	4.45	4/1/2062	129,000	101,236
Lowe’s Companies, Inc., Sr. Unscd. Notes	5.80	9/15/2062	40,000	39,267
McDonald’s Corp., Sr. Unscd. Notes	2.63	9/1/2029	341,000	325,455
McDonald’s Corp., Sr. Unscd. Notes	3.63	9/1/2049	115,000	84,736
McDonald’s Corp., Sr. Unscd. Notes	3.80	4/1/2028	26,000	25,980
McDonald’s Corp., Sr. Unscd. Notes	4.20	4/1/2050	175,000	140,987
McDonald’s Corp., Sr. Unscd. Notes	4.45	3/1/2047	241,000	206,052
McDonald’s Corp., Sr. Unscd. Notes	4.45	9/1/2048	240,000	203,557
McDonald’s Corp., Sr. Unscd. Notes	4.70	12/9/2035	269,000	266,929
McDonald’s Corp., Sr. Unscd. Notes(a)	4.95	8/14/2033	125,000	128,369
McDonald’s Corp., Sr. Unscd. Notes(a)	5.45	8/14/2053	115,000	111,550
McDonald’s Corp., Sr. Unscd. Notes	5.70	2/1/2039	65,000	68,344
McDonald’s Corp., Sr. Unscd. Notes	6.30	3/1/2038	135,000	148,946
O’Reilly Automotive, Inc., Sr. Unscd. Notes	1.75	3/15/2031	20,000	17,561
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.60	9/1/2027	50,000	49,724
O’Reilly Automotive, Inc., Sr. Unscd. Notes	3.90	6/1/2029	45,000	44,660
Starbucks Corp., Sr. Unscd. Notes	2.00	3/12/2027	120,000	117,548
Starbucks Corp., Sr. Unscd. Notes	3.35	3/12/2050	60,000	41,148
Starbucks Corp., Sr. Unscd. Notes	3.50	11/15/2050	102,000	72,122
Starbucks Corp., Sr. Unscd. Notes	3.55	8/15/2029	168,000	165,091
Starbucks Corp., Sr. Unscd. Notes	3.75	12/1/2047	150,000	113,487

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Retailing — .6% (continued)
Starbucks Corp., Sr. Unscd. Notes	4.45	8/15/2049	40,000	33,463
Starbucks Corp., Sr. Unscd. Notes	4.80	2/15/2033	165,000	166,768
Target Corp., Sr. Unscd. Notes	2.35	2/15/2030	40,000	37,463
Target Corp., Sr. Unscd. Notes	2.95	1/15/2052	120,000	77,059
Target Corp., Sr. Unscd. Notes	3.38	4/15/2029	223,000	219,206
Target Corp., Sr. Unscd. Notes	4.50	9/15/2032	100,000	100,962
Target Corp., Sr. Unscd. Notes	4.80	1/15/2053	265,000	236,309
The Home Depot, Inc., Sr. Unscd. Notes	1.38	3/15/2031	127,000	110,397
The Home Depot, Inc., Sr. Unscd. Notes	2.38	3/15/2051	271,000	155,878
The Home Depot, Inc., Sr. Unscd. Notes	2.70	4/15/2030	168,000	159,036
The Home Depot, Inc., Sr. Unscd. Notes	2.95	6/15/2029	125,000	121,216
The Home Depot, Inc., Sr. Unscd. Notes	3.50	9/15/2056	15,000	10,469
The Home Depot, Inc., Sr. Unscd. Notes	3.63	4/15/2052	150,000	109,947
The Home Depot, Inc., Sr. Unscd. Notes	4.25	4/1/2046	400,000	338,377
The Home Depot, Inc., Sr. Unscd. Notes	4.50	9/15/2032	600,000	606,680
The Home Depot, Inc., Sr. Unscd. Notes	4.75	6/25/2029	839,000	859,918
The Home Depot, Inc., Sr. Unscd. Notes	4.95	6/25/2034	640,000	652,550
The Home Depot, Inc., Sr. Unscd. Notes	5.88	12/16/2036	300,000	323,906
The TJX Companies, Inc., Sr. Unscd. Notes	1.15	5/15/2028	10,000	9,423
The TJX Companies, Inc., Sr. Unscd. Notes	1.60	5/15/2031	102,000	89,535
Tractor Supply Co., Sr. Unscd. Notes	5.25	5/15/2033	15,000	15,459
Walmart, Inc., Sr. Unscd. Notes	1.50	9/22/2028	60,000	56,851
Walmart, Inc., Sr. Unscd. Notes	2.50	9/22/2041	100,000	72,274
Walmart, Inc., Sr. Unscd. Notes	2.65	9/22/2051	285,000	178,822
Walmart, Inc., Sr. Unscd. Notes	2.95	9/24/2049	213,000	145,024
Walmart, Inc., Sr. Unscd. Notes	3.70	6/26/2028	50,000	50,115
Walmart, Inc., Sr. Unscd. Notes	3.90	4/15/2028	15,000	15,074
Walmart, Inc., Sr. Unscd. Notes	3.95	6/28/2038	10,000	9,278
Walmart, Inc., Sr. Unscd. Notes	4.00	4/15/2030	105,000	105,689
Walmart, Inc., Sr. Unscd. Notes	4.05	6/29/2048	213,000	177,233
Walmart, Inc., Sr. Unscd. Notes	4.10	4/15/2033	525,000	522,011
Walmart, Inc., Sr. Unscd. Notes	4.50	9/9/2052	129,000	113,290
Walmart, Inc., Sr. Unscd. Notes	5.25	9/1/2035	70,000	73,911
				13,488,661
Semiconductors & Semiconductor Equipment — .6%
Analog Devices, Inc., Sr. Unscd. Notes	1.70	10/1/2028	370,000	349,853
Analog Devices, Inc., Sr. Unscd. Notes	2.95	10/1/2051	200,000	129,634
Analog Devices, Inc., Sr. Unscd. Notes	3.45	6/15/2027	202,000	201,038
Applied Materials, Inc., Sr. Unscd. Notes(a)	5.10	10/1/2035	330,000	339,578
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes	3.50	1/15/2028	387,000	384,679
Broadcom, Inc., Gtd. Notes	1.95	2/15/2028	30,000	28,894
Broadcom, Inc., Gtd. Notes	2.45	2/15/2031	200,000	182,977
Broadcom, Inc., Gtd. Notes	2.60	2/15/2033	70,000	61,528
Broadcom, Inc., Gtd. Notes	3.50	2/15/2041	205,000	166,383
Broadcom, Inc., Sr. Unscd. Notes(c)	3.19	11/15/2036	275,000	232,829
Broadcom, Inc., Sr. Unscd. Notes	3.47	4/15/2034	1,099,000	999,411
Broadcom, Inc., Sr. Unscd. Notes(c)	4.00	4/15/2029	50,000	49,859
Broadcom, Inc., Sr. Unscd. Notes(c)	4.15	4/15/2032	175,000	171,099
Broadcom, Inc., Sr. Unscd. Notes	4.60	7/15/2030	190,000	192,601
Broadcom, Inc., Sr. Unscd. Notes	4.80	2/15/2036	1,130,000	1,114,678

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Broadcom, Inc., Sr. Unscd. Notes	4.90	7/15/2032	200,000	203,990
Broadcom, Inc., Sr. Unscd. Notes(c)	4.93	5/15/2037	50,000	49,255
Broadcom, Inc., Sr. Unscd. Notes	5.15	11/15/2031	295,000	305,913
Broadcom, Inc., Sr. Unscd. Notes	5.20	7/15/2035	100,000	102,157
Intel Corp., Sr. Unscd. Notes	2.45	11/15/2029	155,000	145,091
Intel Corp., Sr. Unscd. Notes	2.80	8/12/2041	50,000	35,269
Intel Corp., Sr. Unscd. Notes	3.10	2/15/2060	170,000	97,076
Intel Corp., Sr. Unscd. Notes	3.20	8/12/2061	50,000	28,849
Intel Corp., Sr. Unscd. Notes	3.25	11/15/2049	50,000	32,458
Intel Corp., Sr. Unscd. Notes	3.73	12/8/2047	355,000	255,647
Intel Corp., Sr. Unscd. Notes	3.90	3/25/2030	150,000	147,166
Intel Corp., Sr. Unscd. Notes	4.00	8/5/2029	200,000	198,574
Intel Corp., Sr. Unscd. Notes	4.00	12/15/2032	764,000	731,545
Intel Corp., Sr. Unscd. Notes	4.10	5/19/2046	75,000	57,940
Intel Corp., Sr. Unscd. Notes	4.60	3/25/2040	95,000	85,122
Intel Corp., Sr. Unscd. Notes	4.75	3/25/2050	150,000	123,910
Intel Corp., Sr. Unscd. Notes	4.90	8/5/2052	70,000	58,784
Intel Corp., Sr. Unscd. Notes	4.95	3/25/2060	50,000	40,996
Intel Corp., Sr. Unscd. Notes	5.05	8/5/2062	130,000	107,507
Intel Corp., Sr. Unscd. Notes	5.13	2/10/2030	50,000	51,261
Intel Corp., Sr. Unscd. Notes(a)	5.20	2/10/2033	550,000	560,657
Intel Corp., Sr. Unscd. Notes	5.63	2/10/2043	50,000	48,705
Intel Corp., Sr. Unscd. Notes	5.70	2/10/2053	70,000	66,017
KLA Corp., Sr. Unscd. Notes	3.30	3/1/2050	50,000	35,024
KLA Corp., Sr. Unscd. Notes	4.10	3/15/2029	54,000	54,207
KLA Corp., Sr. Unscd. Notes	5.25	7/15/2062	221,000	205,229
LAM Research Corp., Sr. Unscd. Notes	2.88	6/15/2050	44,000	28,621
LAM Research Corp., Sr. Unscd. Notes	3.13	6/15/2060	625,000	389,205
Marvell Technology, Inc., Gtd. Notes	4.75	7/15/2030	50,000	50,624
Micron Technology, Inc., Sr. Unscd. Notes	3.37	11/1/2041	150,000	116,103
Micron Technology, Inc., Sr. Unscd. Notes	4.66	2/15/2030	88,000	88,789
Micron Technology, Inc., Sr. Unscd. Notes	5.65	11/1/2032	149,000	157,257
Micron Technology, Inc., Sr. Unscd. Notes	5.88	2/9/2033	50,000	53,177
NVIDIA Corp., Sr. Unscd. Notes	1.55	6/15/2028	222,000	211,420
NVIDIA Corp., Sr. Unscd. Notes	2.00	6/15/2031	220,000	198,197
NVIDIA Corp., Sr. Unscd. Notes	2.85	4/1/2030	124,000	118,515
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2040	175,000	147,753
NVIDIA Corp., Sr. Unscd. Notes	3.50	4/1/2050	421,000	311,988
NXP BV/NXP Funding LLC, Gtd. Notes	5.55	12/1/2028	40,000	41,399
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	25,000	18,926
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	11/30/2051	80,000	52,974
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	4.30	6/18/2029	6,000	6,013
QUALCOMM, Inc., Sr. Unscd. Notes	2.15	5/20/2030	100,000	92,159
QUALCOMM, Inc., Sr. Unscd. Notes	3.25	5/20/2050	50,000	34,421
QUALCOMM, Inc., Sr. Unscd. Notes	4.30	5/20/2047	355,000	296,585
QUALCOMM, Inc., Sr. Unscd. Notes	5.00	5/20/2035	200,000	202,259
QUALCOMM, Inc., Sr. Unscd. Notes	6.00	5/20/2053	60,000	62,883
Texas Instruments, Inc., Sr. Unscd. Notes	1.90	9/15/2031	50,000	44,405
Texas Instruments, Inc., Sr. Unscd. Notes	4.15	5/15/2048	450,000	372,021
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/15/2028	718,000	729,151

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Semiconductors & Semiconductor Equipment — .6% (continued)
Texas Instruments, Inc., Sr. Unscd. Notes	4.60	2/8/2029	4,000	4,088
Texas Instruments, Inc., Sr. Unscd. Notes	5.00	3/14/2053	65,000	59,762
Texas Instruments, Inc., Sr. Unscd. Notes	5.05	5/18/2063	135,000	121,530
TSMC Arizona Corp., Gtd. Notes	2.50	10/25/2031	260,000	237,004
TSMC Arizona Corp., Gtd. Notes	4.50	4/22/2052	5,000	4,669
Xilinx, Inc., Gtd. Notes	2.38	6/1/2030	40,000	37,209
				12,722,497
Supranational Bank — 1.3%
African Development Bank, Jr. Sub. Bonds(d)	5.88	5/7/2035	50,000	49,878
African Development Bank, Jr. Sub. Notes(d)	5.75	5/7/2034	460,000	458,648
African Development Bank, Sr. Unscd. Bonds	4.38	3/14/2028	250,000	253,903
African Development Bank, Sr. Unscd. Notes	4.38	11/3/2027	1,365,000	1,382,925
African Development Bank, Unscd. Notes	4.50	6/12/2035	100,000	101,588
Asian Development Bank, Sr. Unscd. Bonds	6.22	8/15/2027	317,000	327,496
Asian Development Bank, Sr. Unscd. Notes	1.50	3/4/2031	35,000	31,232
Asian Development Bank, Sr. Unscd. Notes	1.75	9/19/2029	150,000	140,157
Asian Development Bank, Sr. Unscd. Notes	3.13	8/20/2027	530,000	526,446
Asian Development Bank, Sr. Unscd. Notes	3.13	9/26/2028	273,000	269,551
Asian Development Bank, Sr. Unscd. Notes	3.88	6/14/2033	750,000	739,076
Asian Development Bank, Sr. Unscd. Notes	4.13	1/12/2034	400,000	399,156
Asian Development Bank, Sr. Unscd. Notes	4.25	1/14/2036	500,000	498,566
Asian Development Bank, Sr. Unscd. Notes(a)	4.50	8/25/2028	915,000	934,731
Asian Development Bank, Sr. Unscd. Notes	4.75	2/12/2030	50,000	50,443
Corp. Andina de Fomento, Sr. Unscd. Bonds	5.00	1/22/2030	30,000	31,022
Corp. Andina de Fomento, Sr. Unscd. Notes	2.25	2/8/2027	355,000	349,271
Corp. Andina de Fomento, Sr. Unscd. Notes	5.00	1/24/2029	370,000	381,057
Council of Europe Development Bank, Sr. Unscd. Bonds	3.63	1/26/2028	75,000	75,041
European Bank for Reconstruction & Development, Notes	4.38	3/9/2028	718,000	728,881
European Bank for Reconstruction & Development, Sr. Unscd. Notes	4.25	3/13/2034	455,000	457,076
European Investment Bank, Sr. Unscd. Bonds	3.25	11/15/2027	645,000	641,592
European Investment Bank, Sr. Unscd. Bonds	3.63	7/15/2030	900,000	893,799
European Investment Bank, Sr. Unscd. Bonds	3.75	2/14/2033	100,000	98,050
European Investment Bank, Sr. Unscd. Bonds	3.88	6/15/2028	400,000	402,677
European Investment Bank, Sr. Unscd. Bonds	4.13	2/13/2034	715,000	713,790
European Investment Bank, Sr. Unscd. Bonds	4.25	8/16/2032	50,000	50,638
European Investment Bank, Sr. Unscd. Bonds	4.63	2/12/2035	500,000	514,166
European Investment Bank, Sr. Unscd. Notes	0.88	5/17/2030	700,000	620,886
European Investment Bank, Sr. Unscd. Notes	1.25	2/14/2031	100,000	88,232
European Investment Bank, Sr. Unscd. Notes	2.38	5/24/2027	150,000	147,663
European Investment Bank, Sr. Unscd. Notes	3.75	3/13/2031	300,000	298,888
European Investment Bank, Sr. Unscd. Notes	3.88	3/15/2028	100,000	100,607
European Investment Bank, Sr. Unscd. Notes	4.00	2/15/2029	325,000	328,395
European Investment Bank, Sr. Unscd. Notes	4.75	6/15/2029	1,315,000	1,359,915
Inter-American Development Bank, Sr. Unscd. Bonds	1.13	7/20/2028	535,000	503,790
Inter-American Development Bank, Sr. Unscd. Bonds	4.13	2/15/2029	450,000	456,114
Inter-American Development Bank, Sr. Unscd. Notes	1.13	1/13/2031	880,000	772,978
Inter-American Development Bank, Sr. Unscd. Notes	2.25	6/18/2029	255,000	243,573
Inter-American Development Bank, Sr. Unscd. Notes	3.50	9/14/2029	138,000	137,113
Inter-American Development Bank, Sr. Unscd. Notes	3.50	4/12/2033	20,000	19,242
Inter-American Development Bank, Sr. Unscd. Notes	3.63	9/17/2031	700,000	689,588

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Supranational Bank — 1.3% (continued)
Inter-American Development Bank, Sr. Unscd. Notes	3.88	10/28/2041	150,000	133,818
Inter-American Development Bank, Sr. Unscd. Notes	4.38	7/16/2035	200,000	201,469
Inter-American Development Bank, Unscd. Bonds	0.63	9/16/2027	115,000	109,676
Inter-American Investment Corp., Sr. Unscd. Bonds	3.63	2/17/2027	385,000	384,378
Inter-American Investment Corp., Sr. Unscd. Bonds	4.25	4/1/2030	30,000	30,441
Inter-American Investment Corp., Sr. Unscd. Notes	3.63	11/20/2028	500,000	498,843
Inter-American Investment Corp., Sr. Unscd. Notes	4.25	2/14/2029	25,000	25,366
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	0.75	8/26/2030	775,000	676,316
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.13	9/13/2028	1,000,000	938,530
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	1.25	2/10/2031	250,000	220,548
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.13	6/15/2027	1,525,000	1,515,685
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	10/16/2029	800,000	804,707
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	3.88	8/28/2034	30,000	29,265
International Bank for Reconstruction & Development, Sr. Unscd. Bonds	4.00	7/25/2030	155,000	156,223
International Bank for Reconstruction & Development, Sr. Unscd. Notes	1.63	11/3/2031	2,555,000	2,253,233
International Bank for Reconstruction & Development, Sr. Unscd. Notes	2.50	3/29/2032	400,000	368,172
International Bank for Reconstruction & Development, Sr. Unscd. Notes	4.75	2/15/2035	160,000	165,927
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	2.50	11/22/2027	1,098,000	1,077,580
International Bank for Reconstruction & Development, Sr. Unscd. Notes, Ser. GDIF	5.10	4/5/2034	85,000	85,701
International Finance Corp., Sr. Unscd. Notes	0.75	8/27/2030	350,000	305,317
Nordic Investment Bank, Sr. Unscd. Bonds	3.75	8/28/2028	250,000	250,706
Nordic Investment Bank, Sr. Unscd. Notes	3.38	9/8/2027	30,000	29,892
The Asian Infrastructure Investment Bank, Sr. Unscd. Bonds	4.13	1/18/2029	400,000	405,278
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.13	1/14/2036	500,000	494,554
The Asian Infrastructure Investment Bank, Sr. Unscd. Notes	4.50	1/16/2030	20,000	20,564
				28,450,029
Technology Hardware & Equipment — .5%
Accenture Capital, Inc., Gtd. Notes	4.50	10/4/2034	200,000	196,518
Amdocs Ltd., Sr. Unscd. Notes	2.54	6/15/2030	140,000	128,624
Apple, Inc., Sr. Unscd. Bonds(a)	4.75	5/12/2035	300,000	306,368
Apple, Inc., Sr. Unscd. Notes(a)	1.25	8/20/2030	138,000	122,482
Apple, Inc., Sr. Unscd. Notes	1.40	8/5/2028	105,000	99,419
Apple, Inc., Sr. Unscd. Notes	1.65	5/11/2030	500,000	454,751
Apple, Inc., Sr. Unscd. Notes	1.70	8/5/2031	250,000	221,259
Apple, Inc., Sr. Unscd. Notes	2.20	9/11/2029	152,000	143,712
Apple, Inc., Sr. Unscd. Notes	2.38	2/8/2041	60,000	42,968
Apple, Inc., Sr. Unscd. Notes	2.65	5/11/2050	485,000	301,775
Apple, Inc., Sr. Unscd. Notes	2.65	2/8/2051	381,000	235,027
Apple, Inc., Sr. Unscd. Notes	2.70	8/5/2051	370,000	229,373
Apple, Inc., Sr. Unscd. Notes	2.85	8/5/2061	100,000	58,734
Apple, Inc., Sr. Unscd. Notes	2.90	9/12/2027	36,000	35,609
Apple, Inc., Sr. Unscd. Notes	2.95	9/11/2049	150,000	100,132
Apple, Inc., Sr. Unscd. Notes	3.00	6/20/2027	260,000	258,013
Apple, Inc., Sr. Unscd. Notes	3.25	8/8/2029	166,000	163,171
Apple, Inc., Sr. Unscd. Notes	3.35	2/9/2027	281,000	280,095
Apple, Inc., Sr. Unscd. Notes	3.35	8/8/2032	155,000	148,437
Apple, Inc., Sr. Unscd. Notes	3.85	5/4/2043	411,000	345,258
Apple, Inc., Sr. Unscd. Notes	3.85	8/4/2046	166,000	134,111

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Technology Hardware & Equipment — .5% (continued)
Apple, Inc., Sr. Unscd. Notes	3.95	8/8/2052	25,000	19,752
Apple, Inc., Sr. Unscd. Notes	4.00	5/10/2028	350,000	352,739
Apple, Inc., Sr. Unscd. Notes	4.15	5/10/2030	116,000	117,115
Apple, Inc., Sr. Unscd. Notes	4.20	5/12/2030	200,000	202,115
Apple, Inc., Sr. Unscd. Notes	4.50	5/12/2032	200,000	204,347
Apple, Inc., Sr. Unscd. Notes	4.65	2/23/2046	207,000	188,843
Apple, Inc., Sr. Unscd. Notes	4.85	5/10/2053	85,000	79,865
Dell International LLC/EMC Corp., Gtd. Notes	3.38	12/15/2041	108,000	81,600
Dell International LLC/EMC Corp., Gtd. Notes(a)	3.45	12/15/2051	40,000	27,337
Dell International LLC/EMC Corp., Gtd. Notes	5.75	2/1/2033	25,000	26,232
Dell International LLC/EMC Corp., Gtd. Notes	8.10	7/15/2036	19,000	22,797
Dell International LLC/EMC Corp., Sr. Unscd. Notes	5.30	10/1/2029	168,000	173,264
Dell International LLC/EMC Corp., Sr. Unscd. Notes	6.20	7/15/2030	110,000	117,368
Dell International LLC/EMC Corp., Sr. Unscd. Notes	8.35	7/15/2046	100,000	125,860
Dell, Inc., Sr. Unscd. Notes	6.50	4/15/2038	20,000	21,345
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	4.55	10/15/2029	500,000	503,672
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	350,000	320,902
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	6.20	10/15/2035	101,000	108,298
HP, Inc., Sr. Unscd. Notes	3.00	6/17/2027	397,000	391,717
HP, Inc., Sr. Unscd. Notes	4.75	1/15/2028	20,000	20,255
International Business Machines Corp., Sr. Unscd. Notes	1.70	5/15/2027	50,000	48,682
International Business Machines Corp., Sr. Unscd. Notes	2.95	5/15/2050	345,000	219,349
International Business Machines Corp., Sr. Unscd. Notes	3.43	2/9/2052	60,000	41,055
International Business Machines Corp., Sr. Unscd. Notes	4.00	6/20/2042	140,000	117,050
International Business Machines Corp., Sr. Unscd. Notes	4.15	7/27/2027	357,000	358,720
International Business Machines Corp., Sr. Unscd. Notes	4.15	5/15/2039	189,900	169,280
International Business Machines Corp., Sr. Unscd. Notes	4.50	2/6/2028	215,000	217,691
International Business Machines Corp., Sr. Unscd. Notes	4.70	2/19/2046	160,000	141,095
International Business Machines Corp., Sr. Unscd. Notes	4.90	7/27/2052	200,000	175,553
International Business Machines Corp., Sr. Unscd. Notes	5.10	2/6/2053	65,000	59,034
International Business Machines Corp., Sr. Unscd. Notes	7.13	12/1/2096	140,000	163,591
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.70	10/15/2028	50,000	48,049
Kyndryl Holdings, Inc., Sr. Unscd. Notes	4.10	10/15/2041	500,000	394,031
Kyndryl Holdings, Inc., Sr. Unscd. Notes	6.35	2/20/2034	300,000	314,816
Leidos, Inc., Gtd. Notes	5.50	3/15/2035	100,000	103,762
Teledyne FLIR LLC, Sr. Unscd. Notes	2.50	8/1/2030	25,000	23,155
Western Digital Corp., Sr. Scd. Notes	2.85	2/1/2029	270,000	257,626
Western Digital Corp., Sr. Scd. Notes	3.10	2/1/2032	510,000	470,004
				10,433,802
Telecommunication Services — 1.0%
America Movil SAB de CV, Gtd. Notes	6.13	3/30/2040	20,000	21,135
America Movil SAB de CV, Sr. Unscd. Notes	4.38	7/16/2042	305,000	264,829
AT&T, Inc., Sr. Unscd. Bonds	5.65	2/15/2047	50,000	50,064
AT&T, Inc., Sr. Unscd. Notes	1.65	2/1/2028	305,000	291,541
AT&T, Inc., Sr. Unscd. Notes	2.25	2/1/2032	125,400	110,196
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	382,000	324,807
AT&T, Inc., Sr. Unscd. Notes	3.10	2/1/2043	60,000	43,751
AT&T, Inc., Sr. Unscd. Notes	3.30	2/1/2052	200,000	129,583
AT&T, Inc., Sr. Unscd. Notes	3.50	9/15/2053	470,000	313,599
AT&T, Inc., Sr. Unscd. Notes	3.55	9/15/2055	493,000	326,830

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Telecommunication Services — 1.0% (continued)
AT&T, Inc., Sr. Unscd. Notes	3.65	6/1/2051	150,000	105,095
AT&T, Inc., Sr. Unscd. Notes	3.65	9/15/2059	535,000	352,612
AT&T, Inc., Sr. Unscd. Notes	3.80	2/15/2027	65,000	64,896
AT&T, Inc., Sr. Unscd. Notes	3.80	12/1/2057	615,000	422,681
AT&T, Inc., Sr. Unscd. Notes	3.85	6/1/2060	105,000	71,880
AT&T, Inc., Sr. Unscd. Notes	4.10	2/15/2028	165,000	165,369
AT&T, Inc., Sr. Unscd. Notes	4.30	2/15/2030	75,000	75,053
AT&T, Inc., Sr. Unscd. Notes	4.35	3/1/2029	400,000	402,786
AT&T, Inc., Sr. Unscd. Notes	4.50	5/15/2035	62,000	59,295
AT&T, Inc., Sr. Unscd. Notes	4.50	3/9/2048	260,500	214,098
AT&T, Inc., Sr. Unscd. Notes	4.55	3/9/2049	50,000	41,182
AT&T, Inc., Sr. Unscd. Notes	4.75	5/15/2046	700,000	604,048
AT&T, Inc., Sr. Unscd. Notes	4.90	11/1/2035	300,000	295,322
AT&T, Inc., Sr. Unscd. Notes	5.15	3/15/2042	219,000	206,945
AT&T, Inc., Sr. Unscd. Notes	5.25	3/1/2037	250,000	251,227
AT&T, Inc., Sr. Unscd. Notes	5.40	2/15/2034	508,000	523,773
AT&T, Inc., Sr. Unscd. Notes	5.70	11/1/2054	75,000	71,593
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	4.30	7/29/2049	79,000	62,840
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	4.46	4/1/2048	74,000	61,308
Bell Telephone Co. of Canada or Bell Canada, Gtd. Notes	5.55	2/15/2054	106,000	101,832
British Telecommunications PLC, Sr. Unscd. Notes	5.13	12/4/2028	100,000	102,593
Cisco Systems, Inc., Sr. Unscd. Notes	5.30	2/26/2054	50,000	47,823
Cisco Systems, Inc., Sr. Unscd. Notes	5.35	2/26/2064	732,000	692,580
Cisco Systems, Inc., Sr. Unscd. Notes	5.50	1/15/2040	125,000	129,307
Corning, Inc., Sr. Unscd. Notes	3.90	11/15/2049	50,000	38,693
Corning, Inc., Sr. Unscd. Notes	5.35	11/15/2048	60,000	58,559
Corning, Inc., Sr. Unscd. Notes	5.45	11/15/2079	197,000	181,260
Corning, Inc., Sr. Unscd. Notes	5.85	11/15/2068	55,000	53,680
Deutsche Telekom International Finance BV, Gtd. Bonds	8.75	6/15/2030	50,000	58,300
Deutsche Telekom International Finance BV, Gtd. Bonds	9.25	6/1/2032	100,000	124,617
Juniper Networks, Inc., Sr. Unscd. Notes	2.00	12/10/2030	135,000	120,034
Juniper Networks, Inc., Sr. Unscd. Notes	3.75	8/15/2029	40,000	39,137
Motorola Solutions, Inc., Sr. Unscd. Notes	2.30	11/15/2030	292,000	265,403
Motorola Solutions, Inc., Sr. Unscd. Notes	4.60	2/23/2028	15,000	15,160
Motorola Solutions, Inc., Sr. Unscd. Notes(a)	4.85	8/15/2030	500,000	509,580
Motorola Solutions, Inc., Sr. Unscd. Notes	5.00	4/15/2029	600,000	615,198
Motorola Solutions, Inc., Sr. Unscd. Notes	5.55	8/15/2035	300,000	311,240
Motorola Solutions, Inc., Sr. Unscd. Notes	5.60	6/1/2032	99,000	104,093
Nokia OYJ, Sr. Unscd. Notes	6.63	5/15/2039	210,000	225,064
Orange SA, Sr. Unscd. Notes	5.38	1/13/2042	102,000	99,919
Orange SA, Sr. Unscd. Notes	9.00	3/1/2031	295,000	353,939
Rogers Communications, Inc., Gtd. Notes	3.20	3/15/2027	250,000	247,775
Rogers Communications, Inc., Gtd. Notes	4.50	3/15/2042	500,000	429,929
Rogers Communications, Inc., Gtd. Notes	5.30	2/15/2034	300,000	303,440
Sprint Capital Corp., Gtd. Notes	6.88	11/15/2028	325,000	348,608
Sprint Capital Corp., Gtd. Notes	8.75	3/15/2032	35,000	42,386
Telefonica Emisiones SA, Gtd. Notes	4.90	3/6/2048	240,000	203,253
Telefonica Emisiones SA, Gtd. Notes	5.52	3/1/2049	130,000	119,396
Telefonica Emisiones SA, Gtd. Notes	7.05	6/20/2036	343,000	383,007
Telefonica Europe BV, Gtd. Notes	8.25	9/15/2030	91,000	104,219

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Telecommunication Services — 1.0% (continued)
TELUS Corp., Sr. Unscd. Notes	3.70	9/15/2027	109,000	108,275
T-Mobile USA, Inc., Gtd. Notes	2.05	2/15/2028	27,000	25,981
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	100,000	94,898
T-Mobile USA, Inc., Gtd. Notes	2.55	2/15/2031	391,000	357,491
T-Mobile USA, Inc., Gtd. Notes	2.70	3/15/2032	109,000	97,958
T-Mobile USA, Inc., Gtd. Notes	2.88	2/15/2031	150,000	139,325
T-Mobile USA, Inc., Gtd. Notes	3.00	2/15/2041	182,000	134,898
T-Mobile USA, Inc., Gtd. Notes	3.30	2/15/2051	260,000	172,717
T-Mobile USA, Inc., Gtd. Notes	3.40	10/15/2052	164,000	109,719
T-Mobile USA, Inc., Gtd. Notes	3.60	11/15/2060	95,000	62,733
T-Mobile USA, Inc., Gtd. Notes	3.75	4/15/2027	240,000	239,389
T-Mobile USA, Inc., Gtd. Notes	4.38	4/15/2040	315,000	281,177
T-Mobile USA, Inc., Gtd. Notes	4.50	4/15/2050	85,000	69,881
T-Mobile USA, Inc., Gtd. Notes	4.80	7/15/2028	368,000	374,410
T-Mobile USA, Inc., Gtd. Notes	4.95	3/15/2028	415,000	422,825
T-Mobile USA, Inc., Gtd. Notes	5.05	7/15/2033	103,000	104,650
T-Mobile USA, Inc., Gtd. Notes	5.15	4/15/2034	300,000	305,064
T-Mobile USA, Inc., Gtd. Notes	5.65	1/15/2053	403,000	387,258
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2034	260,000	274,204
T-Mobile USA, Inc., Gtd. Notes	5.75	1/15/2054	75,000	73,080
T-Mobile USA, Inc., Gtd. Notes	5.80	9/15/2062	166,000	162,533
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	99,000	100,004
Verizon Communications, Inc., Sr. Unscd. Notes	1.50	9/18/2030	205,000	181,033
Verizon Communications, Inc., Sr. Unscd. Notes	1.68	10/30/2030	140,000	124,149
Verizon Communications, Inc., Sr. Unscd. Notes	1.75	1/20/2031	30,000	26,456
Verizon Communications, Inc., Sr. Unscd. Notes	2.10	3/22/2028	325,000	312,876
Verizon Communications, Inc., Sr. Unscd. Notes	2.36	3/15/2032	455,000	400,816
Verizon Communications, Inc., Sr. Unscd. Notes	2.85	9/3/2041	50,000	35,896
Verizon Communications, Inc., Sr. Unscd. Notes	2.88	11/20/2050	435,000	268,610
Verizon Communications, Inc., Sr. Unscd. Notes	3.00	11/20/2060	554,000	321,889
Verizon Communications, Inc., Sr. Unscd. Notes	3.15	3/22/2030	50,000	47,909
Verizon Communications, Inc., Sr. Unscd. Notes	3.40	3/22/2041	210,000	163,428
Verizon Communications, Inc., Sr. Unscd. Notes	3.55	3/22/2051	93,000	65,909
Verizon Communications, Inc., Sr. Unscd. Notes	3.70	3/22/2061	140,000	94,194
Verizon Communications, Inc., Sr. Unscd. Notes	3.88	2/8/2029	161,000	160,511
Verizon Communications, Inc., Sr. Unscd. Notes(a)	3.88	3/1/2052	30,000	22,210
Verizon Communications, Inc., Sr. Unscd. Notes	4.02	12/3/2029	260,000	258,561
Verizon Communications, Inc., Sr. Unscd. Notes	4.33	9/21/2028	503,000	507,048
Verizon Communications, Inc., Sr. Unscd. Notes	4.50	8/10/2033	127,000	124,721
Verizon Communications, Inc., Sr. Unscd. Notes	4.52	9/15/2048	194,000	162,120
Verizon Communications, Inc., Sr. Unscd. Notes	4.75	1/15/2033	200,000	199,941
Verizon Communications, Inc., Sr. Unscd. Notes	4.78	2/15/2035	250,000	245,175
Verizon Communications, Inc., Sr. Unscd. Notes	4.81	3/15/2039	500,000	473,183
Verizon Communications, Inc., Sr. Unscd. Notes	4.86	8/21/2046	50,000	44,225
Verizon Communications, Inc., Sr. Unscd. Notes	5.00	1/15/2036	200,000	197,637
Verizon Communications, Inc., Sr. Unscd. Notes	5.01	8/21/2054	34,000	29,747
Verizon Communications, Inc., Sr. Unscd. Notes	5.05	5/9/2033	165,000	168,835
Verizon Communications, Inc., Sr. Unscd. Notes	5.50	3/16/2047	40,000	38,455
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	200,000	198,485
Verizon Communications, Inc., Sr. Unscd. Notes	5.85	9/15/2035	305,000	323,692

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Telecommunication Services — 1.0% (continued)
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	200,000	197,402
Verizon Communications, Inc., Sr. Unscd. Notes	6.00	11/30/2065	200,000	197,762
Verizon Communications, Inc., Sr. Unscd. Notes	6.55	9/15/2043	260,000	285,134
Vodafone Group PLC, Sr. Unscd. Bonds	6.15	2/27/2037	175,000	190,366
Vodafone Group PLC, Sr. Unscd. Notes	4.88	6/19/2049	25,000	21,910
Vodafone Group PLC, Sr. Unscd. Notes	5.63	2/10/2053	200,000	192,490
Vodafone Group PLC, Sr. Unscd. Notes	5.75	2/10/2063	95,000	90,841
Vodafone Group PLC, Sr. Unscd. Notes	5.88	6/28/2064	65,000	63,274
				22,893,722
Transportation — .5%
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	3.90	8/1/2046	165,000	132,038
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.15	12/15/2048	90,000	73,570
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.45	1/15/2053	155,000	130,395
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	4.55	9/1/2044	222,000	197,191
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	5.75	5/1/2040	80,000	84,379
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.15	5/1/2037	315,000	348,130
Burlington Northern Santa Fe LLC, Sr. Unscd. Debs.	6.20	8/15/2036	25,000	27,764
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.45	3/15/2043	113,000	100,296
Burlington Northern Santa Fe LLC, Sr. Unscd. Notes	4.70	9/1/2045	40,000	36,238
Canadian National Railway Co., Sr. Unscd. Notes	2.45	5/1/2050	100,000	59,751
Canadian National Railway Co., Sr. Unscd. Notes	4.20	3/12/2031	115,000	114,534
Canadian National Railway Co., Sr. Unscd. Notes	4.45	1/20/2049	100,000	85,801
Canadian National Railway Co., Sr. Unscd. Notes	5.85	11/1/2033	510,000	550,377
Canadian National Railway Co., Sr. Unscd. Notes	6.20	6/1/2036	115,000	126,844
Canadian National Railway Co., Sr. Unscd. Notes	6.25	8/1/2034	200,000	220,320
Canadian Pacific Railway Co., Gtd. Notes	2.88	11/15/2029	193,000	185,406
Canadian Pacific Railway Co., Gtd. Notes	4.70	5/1/2048	35,000	31,061
Canadian Pacific Railway Co., Gtd. Notes	4.80	8/1/2045	50,000	46,054
Canadian Pacific Railway Co., Gtd. Notes	4.95	8/15/2045	226,000	210,957
Canadian Pacific Railway Co., Gtd. Notes	6.13	9/15/2115	205,000	207,062
CSX Corp., Sr. Unscd. Notes	2.40	2/15/2030	600,000	561,219
CSX Corp., Sr. Unscd. Notes	3.25	6/1/2027	40,000	39,711
CSX Corp., Sr. Unscd. Notes	3.35	9/15/2049	175,000	123,881
CSX Corp., Sr. Unscd. Notes	3.80	4/15/2050	95,000	72,195
CSX Corp., Sr. Unscd. Notes(a)	4.10	11/15/2032	100,000	98,453
CSX Corp., Sr. Unscd. Notes	4.10	3/15/2044	110,000	92,539
CSX Corp., Sr. Unscd. Notes	4.50	11/15/2052	100,000	84,984
CSX Corp., Sr. Unscd. Notes	4.75	11/15/2048	13,000	11,568
CSX Corp., Sr. Unscd. Notes	5.20	11/15/2033	200,000	207,671
CSX Corp., Sr. Unscd. Notes	6.22	4/30/2040	20,000	21,939
FedEx Corp., Gtd. Bonds	4.90	1/15/2034	130,000	130,741
FedEx Corp., Gtd. Notes	3.10	8/5/2029	50,000	48,239
FedEx Corp., Gtd. Notes	3.10	8/5/2029	120,000	115,995
FedEx Corp., Gtd. Notes	3.25	5/15/2041	124,000	95,454
FedEx Corp., Gtd. Notes	3.88	8/1/2042	275,000	221,695
FedEx Corp., Gtd. Notes	4.05	2/15/2048	95,000	74,004
FedEx Corp., Gtd. Notes	4.25	5/15/2030	150,000	150,404
FedEx Corp., Gtd. Notes	4.40	1/15/2047	70,000	57,817
FedEx Corp., Gtd. Notes	4.55	4/1/2046	35,000	29,804
FedEx Corp., Gtd. Notes	4.75	11/15/2045	200,000	173,533

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Transportation — .5% (continued)
FedEx Corp., Gtd. Notes	4.75	11/15/2045	15,000	13,138
FedEx Corp., Gtd. Notes	5.10	1/15/2044	59,000	54,745
GXO Logistics, Inc., Sr. Unscd. Notes	2.65	7/15/2031	50,000	45,156
Kirby Corp., Sr. Unscd. Notes	4.20	3/1/2028	55,000	55,122
Norfolk Southern Corp., Sr. Unscd. Bonds	4.84	10/1/2041	50,000	47,028
Norfolk Southern Corp., Sr. Unscd. Notes	2.55	11/1/2029	189,000	179,227
Norfolk Southern Corp., Sr. Unscd. Notes	3.05	5/15/2050	338,000	222,871
Norfolk Southern Corp., Sr. Unscd. Notes	4.05	8/15/2052	145,000	112,675
Norfolk Southern Corp., Sr. Unscd. Notes	4.15	2/28/2048	50,000	40,702
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	3/1/2033	110,000	109,339
Norfolk Southern Corp., Sr. Unscd. Notes	4.45	6/15/2045	25,000	21,621
Norfolk Southern Corp., Sr. Unscd. Notes	4.55	6/1/2053	114,000	96,176
Norfolk Southern Corp., Sr. Unscd. Notes	5.35	8/1/2054	60,000	57,228
Ryder System, Inc., Sr. Unscd. Notes	5.25	6/1/2028	175,000	179,808
Ryder System, Inc., Sr. Unscd. Notes	5.65	3/1/2028	45,000	46,368
Union Pacific Corp., Sr. Unscd. Notes	2.38	5/20/2031	100,000	91,485
Union Pacific Corp., Sr. Unscd. Notes	2.40	2/5/2030	164,000	153,634
Union Pacific Corp., Sr. Unscd. Notes	2.80	2/14/2032	190,000	174,816
Union Pacific Corp., Sr. Unscd. Notes	2.97	9/16/2062	266,000	155,349
Union Pacific Corp., Sr. Unscd. Notes	3.25	2/5/2050	75,000	51,818
Union Pacific Corp., Sr. Unscd. Notes	3.35	8/15/2046	90,000	65,457
Union Pacific Corp., Sr. Unscd. Notes	3.50	2/14/2053	250,000	177,003
Union Pacific Corp., Sr. Unscd. Notes	3.55	8/15/2039	128,000	108,947
Union Pacific Corp., Sr. Unscd. Notes	3.70	3/1/2029	38,000	37,745
Union Pacific Corp., Sr. Unscd. Notes	3.75	2/5/2070	100,000	67,887
Union Pacific Corp., Sr. Unscd. Notes	3.85	2/14/2072	15,000	10,365
Union Pacific Corp., Sr. Unscd. Notes	3.95	9/10/2028	95,000	95,215
Union Pacific Corp., Sr. Unscd. Notes	3.95	8/15/2059	230,000	171,042
Union Pacific Corp., Sr. Unscd. Notes	4.05	11/15/2045	45,000	37,001
Union Pacific Corp., Sr. Unscd. Notes	4.05	3/1/2046	125,000	101,722
Union Pacific Corp., Sr. Unscd. Notes	4.10	9/15/2067	15,000	11,076
Union Pacific Corp., Sr. Unscd. Notes	4.30	3/1/2049	85,000	70,545
Union Pacific Corp., Sr. Unscd. Notes	4.95	5/15/2053	10,000	9,064
Union Pacific Corp., Sr. Unscd. Notes	5.60	12/1/2054	60,000	59,744
Union Pacific Corp., Sr. Unscd. Notes	6.63	2/1/2029	50,000	53,888
United Parcel Service, Inc., Sr. Unscd. Bonds	5.25	5/14/2035	100,000	103,552
United Parcel Service, Inc., Sr. Unscd. Bonds	5.95	5/14/2055	100,000	103,192
United Parcel Service, Inc., Sr. Unscd. Notes	2.50	9/1/2029	200,000	190,056
United Parcel Service, Inc., Sr. Unscd. Notes	3.05	11/15/2027	148,000	146,387
United Parcel Service, Inc., Sr. Unscd. Notes	4.25	3/15/2049	202,000	166,301
United Parcel Service, Inc., Sr. Unscd. Notes	4.45	4/1/2030	600,000	610,105
United Parcel Service, Inc., Sr. Unscd. Notes	4.88	3/3/2033	235,000	241,538
United Parcel Service, Inc., Sr. Unscd. Notes	5.30	4/1/2050	135,000	129,167
United Parcel Service, Inc., Sr. Unscd. Notes	6.05	5/14/2065	100,000	103,256
				10,158,575
Utilities — 2.4%
AEP Texas, Inc., Sr. Unscd. Notes	5.70	5/15/2034	355,000	370,064
AEP Texas, Inc., Sr. Unscd. Notes, Ser. I	2.10	7/1/2030	90,000	82,098
AEP Transmission Co. LLC, Sr. Unscd. Notes	3.80	6/15/2049	30,000	22,727
AEP Transmission Co. LLC, Sr. Unscd. Notes	4.25	9/15/2048	90,000	74,046

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
Alabama Power Co., Sr. Unscd. Notes	3.13	7/15/2051	60,000	39,800
Alabama Power Co., Sr. Unscd. Notes	3.75	3/1/2045	60,000	47,149
Alabama Power Co., Sr. Unscd. Notes	3.94	9/1/2032	110,000	106,871
Alabama Power Co., Sr. Unscd. Notes	4.30	1/2/2046	65,000	54,611
Alabama Power Co., Sr. Unscd. Notes	5.85	11/15/2033	500,000	534,679
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	50,000	47,643
Ameren Illinois Co., First Mortgage Bonds	1.55	11/15/2030	85,000	75,149
Ameren Illinois Co., First Mortgage Bonds	2.90	6/15/2051	110,000	69,606
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	250,000	268,068
American Electric Power Co., Inc., Sr. Unscd. Notes	2.30	3/1/2030	150,000	138,809
American Electric Power Co., Inc., Sr. Unscd. Notes	5.20	1/15/2029	70,000	72,161
American Electric Power Co., Inc., Sr. Unscd. Notes	5.75	11/1/2027	200,000	205,688
American Water Capital Corp., Sr. Unscd. Bonds	5.25	3/1/2035	200,000	205,275
American Water Capital Corp., Sr. Unscd. Bonds	6.59	10/15/2037	115,000	130,531
American Water Capital Corp., Sr. Unscd. Notes	2.80	5/1/2030	100,000	94,811
American Water Capital Corp., Sr. Unscd. Notes	3.25	6/1/2051	50,000	33,828
American Water Capital Corp., Sr. Unscd. Notes	3.45	5/1/2050	250,000	177,533
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2028	104,000	103,519
American Water Capital Corp., Sr. Unscd. Notes	3.75	9/1/2047	70,000	53,549
American Water Capital Corp., Sr. Unscd. Notes	4.45	6/1/2032	100,000	99,963
Appalachian Power Co., Sr. Unscd. Notes	5.65	4/1/2034	250,000	260,766
Arizona Public Service Co., Sr. Unscd. Notes	2.20	12/15/2031	255,000	224,262
Arizona Public Service Co., Sr. Unscd. Notes	2.60	8/15/2029	750,000	710,230
Arizona Public Service Co., Sr. Unscd. Notes	3.50	12/1/2049	65,000	45,737
Arizona Public Service Co., Sr. Unscd. Notes	5.90	8/15/2055	200,000	203,368
Atmos Energy Corp., Sr. Unscd. Notes	2.85	2/15/2052	85,000	53,062
Atmos Energy Corp., Sr. Unscd. Notes	3.38	9/15/2049	52,000	36,577
Atmos Energy Corp., Sr. Unscd. Notes	4.13	3/15/2049	115,000	92,168
Atmos Energy Corp., Sr. Unscd. Notes	4.15	1/15/2043	100,000	85,329
Atmos Energy Corp., Sr. Unscd. Notes	5.90	11/15/2033	115,000	124,252
Atmos Energy Corp., Sr. Unscd. Notes	6.20	11/15/2053	35,000	37,758
Avista Corp., First Mortgage Bonds	4.35	6/1/2048	50,000	41,223
Baltimore Gas & Electric Co., Sr. Unscd. Notes	5.30	6/1/2034	280,000	288,398
Berkshire Hathaway Energy Co., Sr. Unscd. Bonds	5.95	5/15/2037	115,000	123,806
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	1.65	5/15/2031	125,000	109,101
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	2.85	5/15/2051	185,000	114,776
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.25	4/15/2028	254,000	250,893
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	3.80	7/15/2048	130,000	99,454
Berkshire Hathaway Energy Co., Sr. Unscd. Notes	4.45	1/15/2049	150,000	125,010
Black Hills Corp., Sr. Unscd. Notes	3.05	10/15/2029	257,000	245,997
Black Hills Corp., Sr. Unscd. Notes	6.15	5/15/2034	126,000	134,896
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	3.95	3/1/2048	250,000	197,603
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds	5.30	4/1/2053	115,000	109,584
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AD	2.90	7/1/2050	115,000	73,836
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AJ	4.85	10/1/2052	50,000	44,567
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage Bonds, Ser. AQ	4.95	8/15/2035	100,000	100,191
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	1.75	10/1/2030	97,000	86,472
CenterPoint Energy Resources Corp., Sr. Unscd. Notes	5.25	3/1/2028	245,000	251,159

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	35,000	35,879
CenterPoint Energy, Inc., Jr. Sub. Notes, Ser. A	7.00	2/15/2055	50,000	52,382
Commonwealth Edison Co., First Mortgage Bonds	3.70	8/15/2028	65,000	64,782
Commonwealth Edison Co., First Mortgage Bonds	3.70	3/1/2045	100,000	77,941
Commonwealth Edison Co., First Mortgage Bonds	4.00	3/1/2048	320,000	254,576
Commonwealth Edison Co., First Mortgage Bonds, Ser. 123	3.75	8/15/2047	70,000	53,800
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	3.70	11/15/2059	90,000	62,802
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	12/1/2045	209,000	180,096
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.50	5/15/2058	75,000	61,111
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs.	4.63	12/1/2054	40,000	33,782
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 5-A	5.30	3/1/2035	105,000	107,581
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. 7-A	6.30	8/15/2037	65,000	71,985
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Debs., Ser. C	4.30	12/1/2056	25,000	19,636
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	2.40	6/15/2031	325,000	297,069
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	3.60	6/15/2061	200,000	136,639
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.13	3/15/2035	250,000	254,804
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.50	3/15/2055	200,000	193,508
Consolidated Edison Co. of New York, Inc., Sr. Unscd. Notes	5.75	11/15/2055	100,000	99,936
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.60	6/15/2042	65,000	65,086
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.75	10/1/2041	55,000	55,975
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.13	1/15/2034	45,000	48,585
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.25	10/1/2039	283,000	305,488
Constellation Energy Generation LLC, Sr. Unscd. Notes	6.50	10/1/2053	110,000	119,016
Consumers Energy Co., First Mortgage Bonds	3.50	8/1/2051	100,000	72,310
Consumers Energy Co., First Mortgage Bonds	3.75	2/15/2050	80,000	60,319
Consumers Energy Co., First Mortgage Bonds	4.20	9/1/2052	195,000	157,075
Consumers Energy Co., First Mortgage Bonds	4.63	5/15/2033	50,000	50,108
Dominion Energy South Carolina, Inc., First Mortgage Bonds	4.60	6/15/2043	100,000	89,912
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.10	6/1/2065	70,000	62,266
Dominion Energy South Carolina, Inc., First Mortgage Bonds	5.45	2/1/2041	25,000	25,128
Dominion Energy South Carolina, Inc., First Mortgage Bonds	6.25	10/15/2053	60,000	64,398
Dominion Energy South Carolina, Inc., First Mortgage Bonds, Ser. A	2.30	12/1/2031	500,000	447,162
Dominion Energy, Inc., Jr. Sub. Notes	6.00	2/15/2056	100,000	100,913
Dominion Energy, Inc., Jr. Sub. Notes	6.20	2/15/2056	250,000	251,001
Dominion Energy, Inc., Jr. Sub. Notes, Ser. A	6.88	2/1/2055	250,000	260,214
Dominion Energy, Inc., Jr. Sub. Notes, Ser. B	7.00	6/1/2054	353,000	381,264
Dominion Energy, Inc., Sr. Unscd. Notes	5.38	11/15/2032	25,000	25,983
Dominion Energy, Inc., Sr. Unscd. Notes	7.00	6/15/2038	112,000	126,630
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	3.38	4/1/2030	70,000	67,556
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. C	4.90	8/1/2041	25,000	23,053
Dominion Energy, Inc., Sr. Unscd. Notes, Ser. E	6.30	3/15/2033	25,000	27,072
DTE Electric Co., General Ref. Mortgage Bonds	3.70	6/1/2046	50,000	38,547
DTE Electric Co., General Ref. Mortgage Bonds	4.30	7/1/2044	200,000	171,730
DTE Electric Co., General Ref. Mortgage Bonds	5.25	5/15/2035	200,000	204,882
DTE Electric Co., General Ref. Mortgage Bonds	5.85	5/15/2055	200,000	205,748
DTE Energy Co., Sr. Unscd. Notes	4.88	6/1/2028	360,000	366,326
DTE Energy Co., Sr. Unscd. Notes	5.05	10/1/2035	200,000	199,165
Duke Energy Carolinas LLC, First Mortgage Bonds	2.85	3/15/2032	115,000	105,333
Duke Energy Carolinas LLC, First Mortgage Bonds	4.25	12/15/2041	50,000	44,084
Duke Energy Carolinas LLC, First Mortgage Bonds	4.95	1/15/2033	100,000	102,597

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.40	1/15/2054	29,000	28,057
Duke Energy Carolinas LLC, First Ref. Mortgage Bonds	3.88	3/15/2046	75,000	59,257
Duke Energy Corp., Sr. Unscd. Notes(a)	2.45	6/1/2030	95,000	88,212
Duke Energy Corp., Sr. Unscd. Notes	3.50	6/15/2051	62,000	42,929
Duke Energy Corp., Sr. Unscd. Notes	3.75	9/1/2046	90,000	68,205
Duke Energy Corp., Sr. Unscd. Notes	4.80	12/15/2045	250,000	220,995
Duke Energy Corp., Sr. Unscd. Notes	4.85	1/5/2029	75,000	76,620
Duke Energy Corp., Sr. Unscd. Notes	4.95	9/15/2035	200,000	198,154
Duke Energy Corp., Sr. Unscd. Notes	5.00	12/8/2027	200,000	203,774
Duke Energy Corp., Sr. Unscd. Notes	5.00	8/15/2052	295,000	259,562
Duke Energy Corp., Sr. Unscd. Notes	6.10	9/15/2053	85,000	87,605
Duke Energy Florida LLC, First Mortgage Bonds	1.75	6/15/2030	100,000	90,240
Duke Energy Florida LLC, First Mortgage Bonds	2.40	12/15/2031	106,000	95,708
Duke Energy Florida LLC, First Mortgage Bonds	3.80	7/15/2028	20,000	19,998
Duke Energy Florida LLC, First Mortgage Bonds	5.88	11/15/2033	1,050,000	1,128,919
Duke Energy Florida LLC, First Mortgage Bonds	6.20	11/15/2053	150,000	160,641
Duke Energy Indiana LLC, First Mortgage Bonds	5.90	5/15/2055	150,000	153,550
Duke Energy Indiana LLC, Sr. Unscd. Debs.	6.12	10/15/2035	50,000	54,042
Duke Energy Ohio, Inc., First Mortgage Bonds	3.70	6/15/2046	50,000	38,176
Duke Energy Progress LLC, First Mortgage Bonds	3.60	9/15/2047	50,000	37,375
Duke Energy Progress LLC, First Mortgage Bonds	4.38	3/30/2044	100,000	85,919
Duke Energy Progress LLC, First Mortgage Bonds	5.05	3/15/2035	100,000	101,335
Duke Energy Progress LLC, First Mortgage Bonds	5.10	3/15/2034	200,000	205,326
Duke Energy Progress LLC, First Mortgage Bonds	5.25	3/15/2033	150,000	155,468
Duke Energy Progress LLC, First Mortgage Bonds	5.55	3/15/2055	160,000	157,762
Duke Energy Progress NC Storm Funding LLC, Sr. Scd. Notes, Ser. A3	2.80	7/1/2041	250,000	191,040
Edison International, Sr. Unscd. Notes	4.13	3/15/2028	105,000	104,276
Emera US Finance LP, Gtd. Notes	2.64	6/15/2031	230,000	208,142
Emera US Finance LP, Gtd. Notes	4.75	6/15/2046	50,000	42,730
ENEL Chile SA, Sr. Unscd. Notes	4.88	6/12/2028	100,000	101,380
Entergy Corp., Sr. Unscd. Notes	2.80	6/15/2030	230,000	215,637
Entergy Louisiana LLC, Collateral Trust Bonds	3.05	6/1/2031	455,000	426,630
Entergy Louisiana LLC, Collateral Trust Bonds	4.00	3/15/2033	160,000	153,954
Entergy Louisiana LLC, Collateral Trust Bonds	4.20	9/1/2048	60,000	48,436
Entergy Louisiana LLC, First Mortgage Bonds	1.60	12/15/2030	10,000	8,839
Entergy Louisiana LLC, First Mortgage Bonds	2.35	6/15/2032	251,000	222,066
Entergy Louisiana LLC, First Mortgage Bonds	4.95	1/15/2045	100,000	92,215
Entergy Louisiana LLC, First Mortgage Notes	5.70	3/15/2054	170,000	168,981
Entergy Mississippi LLC, First Mortgage Bonds	2.85	6/1/2028	155,000	151,302
Entergy Texas, Inc., First Mortgage Bonds	5.80	9/1/2053	80,000	79,724
Essential Utilities, Inc., Sr. Unscd. Notes	2.70	4/15/2030	100,000	94,144
Essential Utilities, Inc., Sr. Unscd. Notes	3.57	5/1/2029	200,000	196,132
Evergy Kansas Central, Inc., First Mortgage Bonds	4.25	12/1/2045	90,000	74,732
Evergy Kansas Central, Inc., First Mortgage Bonds	5.25	3/15/2035	250,000	254,659
Evergy, Inc., Sr. Unscd. Notes	2.90	9/15/2029	100,000	95,317
Eversource Energy, Sr. Unscd. Notes	5.13	5/15/2033	465,000	469,462
Eversource Energy, Sr. Unscd. Notes	5.45	3/1/2028	225,000	230,949
Eversource Energy, Sr. Unscd. Notes	5.95	2/1/2029	135,000	141,168
Eversource Energy, Sr. Unscd. Notes, Ser. O	4.25	4/1/2029	100,000	100,031
Eversource Energy, Sr. Unscd. Notes, Ser. R	1.65	8/15/2030	100,000	88,485

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
Exelon Corp., Sr. Unscd. Notes	4.70	4/15/2050	210,000	179,203
Exelon Corp., Sr. Unscd. Notes	5.15	3/15/2028	248,000	253,628
Exelon Corp., Sr. Unscd. Notes	5.88	3/15/2055	200,000	200,381
FirstEnergy Transmission LLC, Sr. Unscd. Notes	4.75	1/15/2033	100,000	99,378
Florida Power & Light Co., First Mortgage Bonds	2.88	12/4/2051	250,000	159,620
Florida Power & Light Co., First Mortgage Bonds	3.15	10/1/2049	25,000	17,131
Florida Power & Light Co., First Mortgage Bonds	3.95	3/1/2048	130,000	103,498
Florida Power & Light Co., First Mortgage Bonds	3.99	3/1/2049	300,000	238,099
Florida Power & Light Co., First Mortgage Bonds	4.40	5/15/2028	245,000	248,075
Florida Power & Light Co., First Mortgage Bonds	4.63	5/15/2030	310,000	316,150
Florida Power & Light Co., First Mortgage Bonds	4.80	5/15/2033	125,000	126,890
Florida Power & Light Co., First Mortgage Bonds	5.05	4/1/2028	115,000	117,875
Florida Power & Light Co., First Mortgage Bonds	5.15	6/15/2029	100,000	103,759
Florida Power & Light Co., First Mortgage Bonds	5.80	3/15/2065	42,000	42,753
Florida Power & Light Co., First Mortgage Bonds	5.96	4/1/2039	95,000	102,351
Florida Power & Light Co., Sr. Unscd. Notes, Ser. A	3.30	5/30/2027	310,000	308,238
Georgia Power Co., Sr. Unscd. Notes	4.30	3/15/2043	25,000	21,698
Georgia Power Co., Sr. Unscd. Notes	5.13	5/15/2052	145,000	134,859
Georgia Power Co., Sr. Unscd. Notes, Ser. A	3.25	3/15/2051	317,000	217,066
Idaho Power Co., First Mortgage Bonds	5.20	8/15/2034	65,000	66,664
Idaho Power Co., First Mortgage Notes	5.80	4/1/2054	50,000	50,852
Idaho Power Co., First Mortgage Notes, Ser. K	4.20	3/1/2048	25,000	20,471
Indiana Michigan Power Co., Sr. Unscd. Notes	4.25	8/15/2048	300,000	243,593
Interstate Power & Light Co., Sr. Unscd. Debs.	2.30	6/1/2030	15,000	13,824
Interstate Power & Light Co., Sr. Unscd. Debs.	3.60	4/1/2029	350,000	344,228
Interstate Power & Light Co., Sr. Unscd. Notes	4.95	9/30/2034	100,000	99,746
Interstate Power & Light Co., Sr. Unscd. Notes	5.45	9/30/2054	100,000	94,851
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	150,000	152,958
Johnsonville Aeroderivative Combustion Turbine Generation LLC, Sr. Scd. Notes	5.08	10/1/2054	306,163	293,370
Kentucky Utilities Co., First Mortgage Bonds	3.30	6/1/2050	65,000	44,992
Kentucky Utilities Co., First Mortgage Bonds, Ser. KENT	5.45	4/15/2033	25,000	26,165
Louisville Gas & Electric Co., First Mortgage Bonds	4.25	4/1/2049	165,000	135,609
MidAmerican Energy Co., First Mortgage Bonds	2.70	8/1/2052	150,000	92,084
MidAmerican Energy Co., First Mortgage Bonds	3.65	4/15/2029	215,000	212,991
MidAmerican Energy Co., First Mortgage Bonds	3.65	8/1/2048	50,000	37,515
MidAmerican Energy Co., First Mortgage Bonds	4.25	7/15/2049	270,000	221,583
MidAmerican Energy Co., First Mortgage Bonds	5.50	11/15/2056	100,000	97,588
MidAmerican Energy Co., First Mortgage Bonds	5.85	9/15/2054	30,000	30,753
Mississippi Power Co., Sr. Unscd. Notes, Ser. 12-A	4.25	3/15/2042	30,000	25,794
National Fuel Gas Co., Sr. Unscd. Notes	2.95	3/1/2031	85,000	77,715
National Fuel Gas Co., Sr. Unscd. Notes	5.95	3/15/2035	255,000	267,159
National Grid USA, Sr. Unscd. Notes	5.80	4/1/2035	120,000	125,579
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.02	11/1/2032	50,000	48,568
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds	4.40	11/1/2048	50,000	42,090
National Rural Utilities Cooperative Finance Corp., Collateral Trust Notes	5.00	8/15/2034	310,000	315,573
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	4.80	3/15/2028	257,000	261,578
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.05	9/15/2028	160,000	164,146
National Rural Utilities Cooperative Finance Corp., Sr. Unscd. Notes	5.15	6/15/2029	200,000	206,586
Nevada Power Co., General Ref. Mortgage Bonds, Ser. DD	2.40	5/1/2030	65,000	60,080

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
Nevada Power Co., General Ref. Mortgage Bonds, Ser. EE	3.13	8/1/2050	42,000	27,492
Nevada Power Co., General Ref. Mortgage Notes	6.00	3/15/2054	157,000	160,645
Nevada Power Co., General Ref. Mortgage Notes, Ser. CC	3.70	5/1/2029	255,000	252,016
Nevada Power Co., General Ref. Mortgage Notes, Ser. N	6.65	4/1/2036	50,000	55,932
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.25	6/1/2030	347,000	319,287
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	2.75	11/1/2029	75,000	71,485
NextEra Energy Capital Holdings, Inc., Gtd. Debs.	3.80	3/15/2082	260,000	255,492
NextEra Energy Capital Holdings, Inc., Gtd. Notes	2.44	1/15/2032	240,000	214,061
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	1/15/2052	208,000	131,541
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.50	4/1/2029	85,000	83,515
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.00	2/28/2030	80,000	82,303
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.05	2/28/2033	160,000	163,489
NextEra Energy Capital Holdings, Inc., Gtd. Notes	5.25	2/28/2053	110,000	102,258
NiSource, Inc., Jr. Sub. Notes	6.95	11/30/2054	60,000	62,496
NiSource, Inc., Sr. Unscd. Notes	3.49	5/15/2027	155,000	154,115
NiSource, Inc., Sr. Unscd. Notes	4.38	5/15/2047	140,000	116,095
NiSource, Inc., Sr. Unscd. Notes	4.80	2/15/2044	110,000	98,675
NiSource, Inc., Sr. Unscd. Notes	5.00	6/15/2052	176,000	155,179
NiSource, Inc., Sr. Unscd. Notes	5.65	2/1/2045	150,000	149,124
NiSource, Inc., Sr. Unscd. Notes	5.95	6/15/2041	163,000	168,043
Northern States Power Co., First Mortgage Bonds	2.90	3/1/2050	35,000	22,919
Northern States Power Co., First Mortgage Bonds	5.10	5/15/2053	282,000	260,852
Northern States Power Co., First Mortgage Bonds	5.35	11/1/2039	100,000	101,081
Northwest Natural Holding Co., Jr. Sub. Notes	7.00	9/15/2055	50,000	52,260
NSTAR Electric Co., Sr. Unscd. Debs.	4.55	6/1/2052	45,000	38,072
Oglethorpe Power Corp., First Mortgage Bonds	5.05	10/1/2048	200,000	178,665
Oglethorpe Power Corp., First Mortgage Bonds	5.38	11/1/2040	50,000	49,289
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	3.80	8/15/2028	130,000	129,476
Oklahoma Gas & Electric Co., Sr. Unscd. Notes	5.60	4/1/2053	60,000	59,024
Oncor Electric Delivery Co. LLC, Scd. Notes	4.65	11/1/2029	400,000	407,198
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.10	9/15/2049	205,000	135,975
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	11/15/2028	100,000	99,356
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.70	5/15/2050	50,000	36,762
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	3.80	9/30/2047	50,000	38,329
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.30	5/15/2028	10,000	10,076
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	4.95	9/15/2052	140,000	124,474
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes(c)	5.35	4/1/2035	200,000	205,276
Oncor Electric Delivery Co. LLC, Sr. Scd. Notes	5.65	11/15/2033	50,000	52,928
One Gas, Inc., Sr. Unscd. Notes	4.50	11/1/2048	45,000	38,743
Pacific Gas & Electric Co., First Mortgage Bonds	2.50	2/1/2031	430,000	388,691
Pacific Gas & Electric Co., First Mortgage Bonds	3.30	8/1/2040	120,000	91,168
Pacific Gas & Electric Co., First Mortgage Bonds	3.50	8/1/2050	225,000	152,019
Pacific Gas & Electric Co., First Mortgage Bonds	3.75	7/1/2028	205,400	203,234
Pacific Gas & Electric Co., First Mortgage Bonds	4.00	12/1/2046	50,000	37,600
Pacific Gas & Electric Co., First Mortgage Bonds	4.50	7/1/2040	100,000	87,063
Pacific Gas & Electric Co., First Mortgage Bonds	4.95	7/1/2050	539,000	456,799
Pacific Gas & Electric Co., First Mortgage Bonds	5.25	3/1/2052	66,000	57,582
Pacific Gas & Electric Co., First Mortgage Bonds	6.75	1/15/2053	247,000	263,028
Pacific Gas & Electric Co., First Mortgage Notes	3.95	12/1/2047	50,000	37,148
Pacific Gas & Electric Co., First Mortgage Notes	4.65	8/1/2028	100,000	100,980

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
Pacific Gas & Electric Co., Sr. Scd. Bonds	3.25	6/1/2031	70,000	65,144
Pacific Gas & Electric Co., Sr. Scd. Bonds	4.20	6/1/2041	75,000	62,141
PacifiCorp, First Mortgage Bonds	2.90	6/15/2052	205,000	120,960
PacifiCorp, First Mortgage Bonds	4.10	2/1/2042	50,000	40,216
PacifiCorp, First Mortgage Bonds	4.13	1/15/2049	100,000	74,953
PacifiCorp, First Mortgage Bonds	4.15	2/15/2050	510,000	381,955
PacifiCorp, First Mortgage Bonds	5.35	12/1/2053	100,000	88,131
PacifiCorp, First Mortgage Bonds	6.00	1/15/2039	360,000	366,197
PECO Energy Co., First Mortgage Bonds	3.90	3/1/2048	300,000	235,974
PECO Energy Co., First Mortgage Bonds	4.90	6/15/2033	209,000	213,091
PECO Energy Co., First Ref. Mortgage Bonds	5.95	10/1/2036	350,000	378,041
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	1.46	7/15/2031	28,323	26,200
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	2.28	1/15/2036	85,000	71,381
PG&E Energy Recovery Funding LLC, Sr. Scd. Bonds, Ser. A3	2.82	7/15/2046	25,000	18,206
PG&E Recovery Funding LLC, Sr. Scd. Notes, Ser. A2	5.23	6/1/2042	85,000	85,301
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A1	3.59	6/1/2030	40,562	40,036
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.26	6/1/2036	140,000	136,048
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A2	4.72	6/1/2037	250,000	246,186
PG&E Wildfire Recovery Funding LLC, Sr. Scd. Bonds, Ser. A4	5.21	12/1/2047	160,000	155,358
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	2.50	3/15/2031	25,000	22,827
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	3.35	6/1/2050	130,000	89,390
Piedmont Natural Gas Co., Inc., Sr. Unscd. Notes	4.65	8/1/2043	65,000	58,028
PPL Electric Utilities Corp., First Mortgage Bonds	5.25	5/15/2053	270,000	257,383
PPL Electric Utilities Corp., First Mortgage Bonds	6.25	5/15/2039	622,000	680,795
Public Service Co. of Colorado, First Mortgage Bonds	4.05	9/15/2049	42,000	32,865
Public Service Co. of Colorado, First Mortgage Bonds	5.25	4/1/2053	600,000	557,530
Public Service Co. of Colorado, First Mortgage Bonds, Ser. 34	3.20	3/1/2050	77,000	52,250
Public Service Co. of Colorado, First Mortgage Notes	3.60	9/15/2042	25,000	19,618
Public Service Co. of New Hampshire, First Mortgage Bonds	5.15	1/15/2053	100,000	92,606
Public Service Co. of Oklahoma, Sr. Unscd. Notes	5.25	1/15/2033	100,000	102,300
Public Service Electric & Gas Co., First Mortgage Bonds	4.90	8/15/2035	100,000	100,412
Public Service Electric & Gas Co., First Mortgage Bonds	5.20	8/1/2033	17,000	17,588
Public Service Electric & Gas Co., First Mortgage Bonds	5.45	8/1/2053	119,000	116,154
Public Service Electric & Gas Co., First Mortgage Notes	1.90	8/15/2031	385,000	339,708
Public Service Electric & Gas Co., First Mortgage Notes	3.80	3/1/2046	225,000	177,184
Public Service Electric & Gas Co., First Mortgage Notes	4.05	5/1/2048	100,000	80,411
Public Service Electric & Gas Co., First Mortgage Notes	4.90	12/15/2032	100,000	101,890
Public Service Electric & Gas Co., Sr. Scd. Notes	3.65	9/1/2042	25,000	19,919
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	1.60	8/15/2030	60,000	53,217
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.88	10/15/2028	15,000	15,659
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033	338,000	362,751
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028	168,000	161,321
Puget Energy, Inc., Sr. Scd. Notes	4.10	6/15/2030	75,000	73,588
Puget Energy, Inc., Sr. Scd. Notes	4.22	3/15/2032	130,000	124,839
Puget Energy, Inc., Sr. Scd. Notes	5.73	3/15/2035	400,000	409,068
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.33	6/15/2034	300,000	308,631
Puget Sound Energy, Inc., Sr. Scd. Bonds	5.80	3/15/2040	85,000	87,877
Puget Sound Energy, Inc., Sr. Scd. Notes	3.25	9/15/2049	69,000	46,920
San Diego Gas & Electric Co., First Mortgage Bonds	4.95	8/15/2028	58,000	59,441
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. RRR	3.75	6/1/2047	368,000	280,037

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. UUU	3.32	4/15/2050	105,000	71,995
San Diego Gas & Electric Co., First Mortgage Bonds, Ser. XXX	3.00	3/15/2032	100,000	91,876
Sempra, Sr. Unscd. Notes	3.25	6/15/2027	128,000	126,664
Sempra, Sr. Unscd. Notes	3.80	2/1/2038	160,000	137,472
Sempra, Sr. Unscd. Notes	6.00	10/15/2039	425,000	440,394
Sierra Pacific Power Co., General Ref. Mortgage Notes	5.90	3/15/2054	90,000	90,309
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055	50,000	49,798
Southern California Edison Co., First Mortgage Bonds	2.85	8/1/2029	120,000	113,995
Southern California Edison Co., First Mortgage Bonds	3.65	2/1/2050	105,000	73,290
Southern California Edison Co., First Mortgage Bonds	5.70	3/1/2053	50,000	46,981
Southern California Edison Co., First Mortgage Bonds	5.85	11/1/2027	103,000	105,922
Southern California Edison Co., First Mortgage Bonds	5.95	11/1/2032	215,000	228,039
Southern California Edison Co., First Mortgage Bonds, Ser. B	4.88	3/1/2049	70,000	59,105
Southern California Edison Co., First Mortgage Bonds, Ser. G	2.50	6/1/2031	275,000	247,569
Southern California Edison Co., First Mortgage Bonds, Ser. H	3.65	6/1/2051	65,000	44,643
Southern California Edison Co., First Ref. Mortgage Bonds	4.00	4/1/2047	602,000	454,494
Southern California Edison Co., First Ref. Mortgage Bonds	4.65	10/1/2043	260,000	221,681
Southern California Edison Co., First Ref. Mortgage Bonds	6.00	1/15/2034	50,000	52,507
Southern California Edison Co., First Ref. Mortgage Bonds	6.05	3/15/2039	85,000	87,520
Southern California Edison Co., First Ref. Mortgage Bonds, Ser. 13-A	3.90	3/15/2043	50,000	38,451
Southern California Gas Co., First Mortgage Bonds	3.75	9/15/2042	44,000	35,123
Southern California Gas Co., First Mortgage Bonds	5.05	9/1/2034	227,000	230,059
Southern California Gas Co., First Mortgage Bonds	5.20	6/1/2033	10,000	10,289
Southern California Gas Co., First Mortgage Bonds	6.00	6/15/2055	25,000	25,601
Southern California Gas Co., First Mortgage Bonds	6.35	11/15/2052	60,000	64,513
Southern California Gas Co., First Mortgage Bonds, Ser. VV	4.30	1/15/2049	65,000	52,907
Southern California Gas Co., First Mortgage Bonds, Ser. WW	3.95	2/15/2050	20,000	15,246
Southern California Gas Co., Sr. Scd. Bonds, Ser. UU	4.13	6/1/2048	40,000	31,634
Southern California Gas Co., Sr. Unscd. Notes	2.95	4/15/2027	158,000	156,386
Southern Co. Gas Capital Corp., Gtd. Notes	4.40	5/30/2047	45,000	37,657
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. 21A	3.15	9/30/2051	139,000	90,340
Southern Co. Gas Capital Corp., Gtd. Notes, Ser. B	5.10	9/15/2035	50,000	50,247
Southern Power Co., Sr. Unscd. Notes	5.15	9/15/2041	100,000	96,533
Southern Power Co., Sr. Unscd. Notes	5.25	7/15/2043	45,000	42,923
Southern Power Co., Sr. Unscd. Notes, Ser. A	4.25	10/1/2030	460,000	458,834
Southwest Gas Corp., Sr. Unscd. Notes	2.20	6/15/2030	130,000	118,704
Spire Missouri, Inc., First Mortgage Bonds	4.80	2/15/2033	50,000	50,390
Spire Missouri, Inc., First Mortgage Bonds, Ser. 2034	5.15	8/15/2034	65,000	66,274
Tampa Electric Co., Sr. Unscd. Notes	2.40	3/15/2031	60,000	54,589
Tampa Electric Co., Sr. Unscd. Notes	3.63	6/15/2050	115,000	83,337
The AES Corp., Sr. Unscd. Notes	2.45	1/15/2031	60,000	54,569
The AES Corp., Sr. Unscd. Notes	5.45	6/1/2028	330,000	338,735
The Cleveland Electric Illuminating Company, Sr. Unscd. Notes	5.95	12/15/2036	30,000	31,336
The Connecticut Light & Power Company, First Mortgage Bonds	5.25	1/15/2053	42,000	39,842
The Connecticut Light & Power Company, First Mortgage Bonds, Ser. A	4.15	6/1/2045	65,000	53,878
The Connecticut Light & Power Company, First Ref. Mortgage Bonds	4.30	4/15/2044	200,000	171,252
The Connecticut Light & Power Company, First Ref. Mortgage Bonds, Ser. A	3.20	3/15/2027	175,000	173,923
The Dayton Power & Light Company, First Mortgage Bonds	4.55	8/15/2030	100,000	99,480
The Southern Company, Sr. Unscd. Notes	4.40	7/1/2046	205,000	173,341
The Southern Company, Sr. Unscd. Notes	4.85	6/15/2028	57,000	58,033

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Corporate Bonds and Notes — 25.1% (continued)
Utilities — 2.4% (continued)
The Southern Company, Sr. Unscd. Notes	5.50	3/15/2029	168,000	174,539
The Southern Company, Sr. Unscd. Notes	5.70	3/15/2034	15,000	15,757
The Toledo Edison Company, Sr. Scd. Notes	6.15	5/15/2037	25,000	27,058
Tucson Electric Power Co., Sr. Unscd. Notes	1.50	8/1/2030	50,000	44,398
Tucson Electric Power Co., Sr. Unscd. Notes	4.00	6/15/2050	60,000	46,302
Tucson Electric Power Co., Sr. Unscd. Notes	5.50	4/15/2053	50,000	48,089
Tucson Electric Power Co., Sr. Unscd. Notes	5.90	4/15/2055	50,000	50,850
Union Electric Co., First Mortgage Bonds	2.95	3/15/2030	50,000	47,648
Union Electric Co., First Mortgage Bonds	3.25	10/1/2049	122,000	83,877
Union Electric Co., First Mortgage Bonds	4.00	4/1/2048	46,000	36,593
Union Electric Co., First Mortgage Bonds	5.13	3/15/2055	200,000	184,632
Union Electric Co., First Mortgage Bonds	5.45	3/15/2053	60,000	57,989
Union Electric Co., Sr. Scd. Notes	3.90	9/15/2042	50,000	41,441
Union Electric Co., Sr. Scd. Notes	8.45	3/15/2039	50,000	64,738
Virginia Electric & Power Co., Sr. Unscd. Notes	2.45	12/15/2050	235,000	135,058
Virginia Electric & Power Co., Sr. Unscd. Notes	5.15	3/15/2035	200,000	202,964
Virginia Electric & Power Co., Sr. Unscd. Notes	5.30	8/15/2033	10,000	10,350
Virginia Electric & Power Co., Sr. Unscd. Notes	5.70	8/15/2053	90,000	88,825
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. A	3.80	4/1/2028	100,000	99,729
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.75	5/15/2027	80,000	79,865
Virginia Electric & Power Co., Sr. Unscd. Notes, Ser. B	3.80	9/15/2047	520,000	398,621
Washington Gas Light Co., Sr. Unscd. Notes	3.65	9/15/2049	149,000	108,352
WEC Energy Group, Inc., Sr. Unscd. Notes	2.20	12/15/2028	65,000	61,897
WEC Energy Group, Inc., Sr. Unscd. Notes	4.75	1/15/2028	200,000	203,174
WEC Energy Group, Inc., Sr. Unscd. Notes	5.15	10/1/2027	200,000	203,601
Wisconsin Electric Power Co., Sr. Unscd. Debs.	5.63	5/15/2033	65,000	69,337
Wisconsin Electric Power Co., Sr. Unscd. Notes	4.15	10/15/2030	50,000	49,847
Wisconsin Power & Light Co., Sr. Unscd. Debs.	1.95	9/16/2031	50,000	43,784
Wisconsin Power & Light Co., Sr. Unscd. Notes	4.95	4/1/2033	50,000	50,706
Wisconsin Power & Light Co., Sr. Unscd. Notes	5.38	3/30/2034	50,000	51,606
Wisconsin Public Service Corp., Sr. Unscd. Notes	3.30	9/1/2049	270,000	188,280
Xcel Energy, Inc., Sr. Unscd. Notes	1.75	3/15/2027	70,000	68,270
Xcel Energy, Inc., Sr. Unscd. Notes	3.50	12/1/2049	125,000	89,461
Xcel Energy, Inc., Sr. Unscd. Notes	4.00	6/15/2028	75,000	75,035
Xcel Energy, Inc., Sr. Unscd. Notes	4.60	6/1/2032	100,000	99,524
				51,903,418
Total Corporate Bonds and Notes (cost $558,458,476)				555,222,988
Foreign Governmental — 1.7%
Canada, Bonds	3.75	4/26/2028	875,000	878,167
Chile, Sr. Unscd. Notes	3.10	5/7/2041	432,000	331,704
Chile, Sr. Unscd. Notes	3.10	1/22/2061	251,000	155,446
Chile, Sr. Unscd. Notes	3.24	2/6/2028	323,000	317,682
Chile, Sr. Unscd. Notes	3.50	1/31/2034	520,000	476,074
Chile, Sr. Unscd. Notes	3.63	10/30/2042	200,000	162,311
Chile, Sr. Unscd. Notes	4.35	4/13/2031	350,000	348,392
Chile, Sr. Unscd. Notes	4.85	1/22/2029	200,000	204,048
Export Development Canada, Govt. Gtd. Bonds	4.00	6/20/2030	420,000	423,529
Export Development Canada, Govt. Gtd. Notes	4.75	6/5/2034	235,000	244,306
Export-Import Bank of Korea, Sr. Unscd. Bonds	1.25	9/21/2030	595,000	525,791

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.7% (continued)
Export-Import Bank of Korea, Sr. Unscd. Notes	2.50	6/29/2041	40,000	29,377
Export-Import Bank of Korea, Sr. Unscd. Notes	4.13	10/17/2027	200,000	201,126
Export-Import Bank of Korea, Sr. Unscd. Notes	4.50	1/11/2029	300,000	306,056
Hydro-Quebec, Govt. Gtd. Debs., Ser. HH	8.50	12/1/2029	145,000	167,744
Indonesia, Sr. Unscd. Bonds	4.30	4/16/2031	200,000	198,470
Indonesia, Sr. Unscd. Bonds	4.90	4/16/2036	200,000	196,671
Indonesia, Sr. Unscd. Notes	2.85	2/14/2030	420,000	397,053
Indonesia, Sr. Unscd. Notes	3.05	3/12/2051	50,000	32,162
Indonesia, Sr. Unscd. Notes	3.35	3/12/2071	386,000	238,475
Indonesia, Sr. Unscd. Notes	3.40	9/18/2029	40,000	38,943
Indonesia, Sr. Unscd. Notes	3.50	1/11/2028	380,000	376,770
Indonesia, Sr. Unscd. Notes	3.70	10/30/2049	200,000	147,432
Indonesia, Sr. Unscd. Notes	4.70	2/10/2034	200,000	197,432
Indonesia, Sr. Unscd. Notes	4.85	1/11/2033	200,000	200,485
Indonesia, Sr. Unscd. Notes	4.95	2/21/2036	200,000	197,551
Indonesia, Sr. Unscd. Notes	5.10	2/10/2054	100,000	93,762
Indonesia, Sr. Unscd. Notes	5.25	1/15/2030	200,000	206,814
Indonesia, Sr. Unscd. Notes(a)	5.60	1/15/2035	170,000	177,726
Israel, Govt. Gtd. Notes, Ser. 30Y	5.50	9/18/2033	40,000	42,860
Israel, Sr. Unscd. Bonds, Ser. 30Y	3.88	7/3/2050	683,000	497,713
Israel, Sr. Unscd. Bonds, Ser. 30Y	4.13	1/17/2048	290,000	226,815
Israel, Sr. Unscd. Notes, Ser. 10Y	5.50	3/12/2034	510,000	525,323
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054	750,000	718,311
Japan Bank for International Cooperation, Govt. Gtd. Bonds	1.25	1/21/2031	260,000	227,860
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.63	7/19/2028	200,000	203,851
Japan Bank for International Cooperation, Govt. Gtd. Bonds	4.88	10/18/2028	165,000	169,542
Japan Bank for International Cooperation, Govt. Gtd. Notes	1.88	4/15/2031	311,000	279,468
Japan Bank for International Cooperation, Govt. Gtd. Notes	3.50	10/31/2028	600,000	595,325
Japan Bank for International Cooperation, Govt. Gtd. Notes	4.38	1/24/2031	500,000	508,054
Korea, Sr. Unscd. Notes	3.63	10/29/2030	500,000	494,657
Korea, Sr. Unscd. Notes	4.13	6/10/2044	425,000	381,845
Mexico, Sr. Unscd. Notes	3.25	4/16/2030	75,000	70,601
Mexico, Sr. Unscd. Notes	3.50	2/12/2034	1,322,000	1,138,285
Mexico, Sr. Unscd. Notes	4.15	3/28/2027	95,000	94,874
Mexico, Sr. Unscd. Notes	4.28	8/14/2041	1,368,000	1,090,974
Mexico, Sr. Unscd. Notes	4.50	4/22/2029	50,000	50,135
Mexico, Sr. Unscd. Notes	4.50	1/31/2050	150,000	113,058
Mexico, Sr. Unscd. Notes	4.60	1/23/2046	90,000	70,243
Mexico, Sr. Unscd. Notes	4.75	4/27/2032	270,000	262,602
Mexico, Sr. Unscd. Notes	4.75	3/8/2044	424,000	346,884
Mexico, Sr. Unscd. Notes	4.88	5/19/2033	295,000	282,330
Mexico, Sr. Unscd. Notes	6.00	5/13/2030	200,000	208,713
Mexico, Sr. Unscd. Notes	6.13	2/9/2038	1,000,000	998,783
Mexico, Sr. Unscd. Notes	6.34	5/4/2053	200,000	189,258
Mexico, Sr. Unscd. Notes	6.40	5/7/2054	200,000	190,735
Mexico, Sr. Unscd. Notes	6.75	9/27/2034	338,000	363,515
Mexico, Sr. Unscd. Notes	6.88	5/13/2037	200,000	212,087
Mexico, Sr. Unscd. Notes	7.38	5/13/2055	200,000	214,458
Mexico, Sr. Unscd. Notes	7.50	4/8/2033	150,000	171,113
Mexico, Sr. Unscd. Notes	8.30	8/15/2031	260,000	307,271
Mexico, Sr. Unscd. Notes, Ser. 10	5.63	9/22/2035	100,000	97,940

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.7% (continued)
Panama, Sr. Unscd. Bonds	4.50	4/16/2050	427,000	325,252
Panama, Sr. Unscd. Bonds	6.70	1/26/2036	495,000	528,517
Panama, Sr. Unscd. Bonds	8.88	9/30/2027	380,000	406,571
Panama, Sr. Unscd. Notes	3.16	1/23/2030	425,000	398,865
Panama, Sr. Unscd. Notes	3.30	1/19/2033	34,000	29,880
Panama, Sr. Unscd. Notes	3.87	7/23/2060	205,000	133,069
Panama, Sr. Unscd. Notes	4.50	4/1/2056	293,000	215,407
Panama, Sr. Unscd. Notes	6.40	2/14/2035	130,800	136,895
Panama, Sr. Unscd. Notes	6.88	1/31/2036	50,000	53,767
Panama, Sr. Unsub. Notes	2.25	9/29/2032	65,000	53,741
Peru, Sr. Unscd. Bonds	6.55	3/14/2037	862,000	946,899
Peru, Sr. Unscd. Bonds	8.75	11/21/2033	274,000	343,282
Peru, Sr. Unscd. Notes	1.86	12/1/2032	306,000	253,820
Peru, Sr. Unscd. Notes	2.78	12/1/2060	75,000	40,578
Peru, Sr. Unscd. Notes	3.00	1/15/2034	427,000	370,518
Peru, Sr. Unscd. Notes	3.23	7/28/2121	30,000	16,193
Peru, Sr. Unscd. Notes	5.50	3/30/2036	32,700	33,241
Philippines, Sr. Unscd. Bonds	1.95	1/6/2032	900,000	782,446
Philippines, Sr. Unscd. Bonds	3.70	2/2/2042	50,000	40,815
Philippines, Sr. Unscd. Bonds	3.95	1/20/2040	331,000	287,339
Philippines, Sr. Unscd. Bonds	5.50	2/4/2035	350,000	364,809
Philippines, Sr. Unscd. Bonds	5.90	2/4/2050	200,000	208,211
Philippines, Sr. Unscd. Bonds	9.50	2/2/2030	267,000	318,725
Philippines, Sr. Unscd. Notes	2.65	12/10/2045	743,000	483,920
Philippines, Sr. Unscd. Notes	3.20	7/6/2046	50,000	35,284
Philippines, Sr. Unscd. Notes	4.75	3/5/2035	30,000	29,649
Philippines, Sr. Unscd. Notes	5.00	1/27/2036	200,000	200,193
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	4/4/2053	355,000	336,466
Poland, Sr. Unscd. Notes, Ser. 30Y	5.50	3/18/2054	400,000	379,099
Poland, Sr. Unscd. Notes, Ser. 5Y	5.50	11/16/2027	110,000	113,016
Province of Alberta Canada, Sr. Unscd. Bonds	1.30	7/22/2030	325,000	290,274
Province of Alberta Canada, Sr. Unscd. Notes	3.30	3/15/2028	665,000	659,205
Province of Alberta Canada, Sr. Unscd. Notes	4.50	6/26/2029	400,000	409,167
Province of British Columbia Canada, Bonds	7.25	9/1/2036	280,000	338,695
Province of British Columbia Canada, Sr. Unscd. Bonds	3.90	8/27/2030	200,000	199,777
Province of British Columbia Canada, Sr. Unscd. Bonds	4.90	4/24/2029	500,000	517,171
Province of British Columbia Canada, Sr. Unscd. Notes	1.30	1/29/2031	220,000	193,305
Province of British Columbia Canada, Sr. Unscd. Notes	4.20	7/6/2033	430,000	425,600
Province of Manitoba Canada, Sr. Unscd. Notes, Ser. HB	1.50	10/25/2028	150,000	141,247
Province of Ontario Canada, Sr. Unscd. Bonds	3.90	9/4/2030	55,000	54,943
Province of Ontario Canada, Sr. Unscd. Notes	1.05	5/21/2027	65,000	62,838
Province of Ontario Canada, Sr. Unscd. Notes	1.60	2/25/2031	560,000	498,685
Province of Ontario Canada, Sr. Unscd. Notes	1.80	10/14/2031	456,000	403,723
Province of Ontario Canada, Sr. Unscd. Notes	2.00	10/2/2029	180,000	169,050
Province of Ontario Canada, Sr. Unscd. Notes	2.13	1/21/2032	95,000	84,955
Province of Ontario Canada, Unscd. Bonds	1.13	10/7/2030	921,000	810,923
Province of Quebec Canada, Sr. Unscd. Bonds	4.25	9/5/2034	20,000	19,669
Province of Quebec Canada, Sr. Unscd. Debs., Ser. PD	7.50	9/15/2029	55,000	61,762
Province of Quebec Canada, Sr. Unscd. Notes	1.35	5/28/2030	635,000	571,074
Province of Quebec Canada, Sr. Unscd. Notes	2.75	4/12/2027	145,000	143,382
Province of Quebec Canada, Sr. Unscd. Notes	4.63	8/28/2035	200,000	200,952

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Foreign Governmental — 1.7% (continued)
Province of Quebec Canada, Unscd. Notes	1.90	4/21/2031	800,000	719,522
Republic of Italy, Sr. Unscd. Notes, Ser. 10Y	4.00	10/17/2049	279,000	212,300
Republic of Italy, Sr. Unscd. Notes, Ser. 30Y	3.88	5/6/2051	300,000	220,913
Svensk Exportkredit AB, Sr. Unscd. Notes(b)	0.00	5/11/2037	30,000	17,235
Svensk Exportkredit AB, Sr. Unscd. Notes	4.13	6/14/2028	350,000	353,495
Svensk Exportkredit AB, Sr. Unscd. Notes	4.25	2/1/2029	25,000	25,366
The Korea Development Bank, Sr. Unscd. Notes	2.00	10/25/2031	100,000	89,589
The Korea Development Bank, Sr. Unscd. Notes	4.13	10/16/2027	200,000	201,050
The Korea Development Bank, Sr. Unscd. Notes	5.38	10/23/2028	285,000	296,492
Uruguay, Sr. Unscd. Bonds	4.13	11/20/2045	50,000	43,391
Uruguay, Sr. Unscd. Bonds	4.38	1/23/2031	290,000	293,018
Uruguay, Sr. Unscd. Bonds	4.98	4/20/2055	280,000	252,320
Uruguay, Sr. Unscd. Bonds	5.10	6/18/2050	284,000	264,581
Uruguay, Sr. Unscd. Notes	4.38	10/27/2027	782,667	786,867
Total Foreign Governmental (cost $37,060,336)				36,715,985
Municipal Securities — .3%
Bay Area Toll Authority, Revenue Bonds, Ser. S1	7.04	4/1/2050	10,000	11,557
Bay Area Toll Authority, Revenue Bonds, Ser. S3	6.91	10/1/2050	380,000	433,470
California, GO	5.13	9/1/2029	100,000	105,187
California, GO	7.50	4/1/2034	75,000	87,070
California, GO	7.60	11/1/2040	15,000	18,243
California, GO	7.63	3/1/2040	385,000	464,573
California, GO (Build America Bonds)	7.30	10/1/2039	85,000	98,529
California State University, Revenue Bonds, Refunding, Ser. B	2.72	11/1/2052	50,000	32,942
California State University, Revenue Bonds, Refunding, Ser. B	2.98	11/1/2051	15,000	10,089
Chicago Transit Authority Sales & Transfer Tax Receipts, Revenue Bonds, Ser. A	6.90	12/1/2040	90,461	100,563
Commonwealth of Massachusetts, GO	5.46	12/1/2039	320,000	328,161
Dallas Fort Worth International Airport, Revenue Bonds, Refunding	2.84	11/1/2046	175,000	129,325
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.09	11/1/2051	100,000	82,552
Dallas Fort Worth International Airport, Revenue Bonds, Ser. A	4.51	11/1/2051	40,000	34,860
Idaho Energy Resources Authority, Revenue Bonds	2.86	9/1/2046	45,000	31,664
Illinois, GO	5.10	6/1/2033	17,451	17,840
Indiana Finance Authority, Revenue Bonds, Refunding (Ohio River Bridges East End Crossing Project)	3.05	1/1/2051	65,000	47,481
Los Angeles Department of Airports Customer Facility Charge, Revenue Bonds (Consolidated Rental Car Facility Project) (Insured; Assured Guaranty Corp.) Ser. A	4.24	5/15/2048	620,000	539,419
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Utilities Restoration Corporation Project)	4.48	8/1/2039	100,000	91,546
Michigan State University, Revenue Bonds, Ser. A	4.17	8/15/2122	100,000	71,314
Missouri Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Washington University) Ser. A	3.23	5/15/2050	500,000	349,661
Municipal Electric Authority of Georgia, Revenue Bonds, Refunding	6.64	4/1/2057	97,000	104,826
New Jersey Turnpike Authority, Revenue Bonds, Ser. A	7.10	1/1/2041	345,000	399,456
New Jersey Turnpike Authority, Revenue Bonds, Ser. F	7.41	1/1/2040	200,000	237,595
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.44	6/15/2043	790,000	758,905
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding	5.72	6/15/2042	225,000	224,719

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Municipal Securities — .3% (continued)
North Texas Tollway Authority, Revenue Bonds, Ser. B	6.72	1/1/2049	15,000	16,252
Port Authority of New York & New Jersey, Revenue Bonds	3.14	2/15/2051	250,000	183,004
Port Authority of New York & New Jersey, Revenue Bonds, Refunding	4.46	10/1/2062	150,000	126,092
Port Authority of New York & New Jersey, Revenue Bonds, Ser. 181	4.96	8/1/2046	100,000	95,654
Regents of the University of California Medical Center, Revenue Bonds, Refunding, Ser. F	6.58	5/15/2049	315,000	337,574
Regents of the University of California Medical Center, Revenue Bonds, Ser. N	3.01	5/15/2050	465,000	307,236
Rutgers The State University of New Jersey, Revenue Bonds, Refunding, Ser. R	3.27	5/1/2043	60,000	49,370
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.59	1/1/2043	30,000	26,036
Sales Tax Securitization Corp., Revenue Bonds, Refunding, Ser. B	3.82	1/1/2048	170,000	136,908
San Diego County Regional Transportation Commission, Revenue Bonds	5.91	4/1/2048	45,000	45,963
San Francisco Public Utilities Commission, Revenue Bonds	6.95	11/1/2050	110,000	122,513
State Board of Administration Finance Corp., Revenue Bonds, Ser. A	1.71	7/1/2027	100,000	97,020
Texas Natural Gas Securitization Finance Corp., Revenue Bonds (Winter Storm Uri)	5.17	4/1/2041	50,000	50,688
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project) Ser. B	3.92	12/31/2049	10,000	7,984
The Ohio State University, Revenue Bonds, Ser. A	4.80	6/1/2111	10,000	8,305
The Ohio State University, Revenue Bonds, Ser. C	4.91	6/1/2040	50,000	50,006
University of Michigan, Revenue Bonds, Ser. A	4.45	4/1/2122	50,000	38,944
University of Michigan, Revenue Bonds, Ser. B	2.44	4/1/2040	54,000	40,651
University of Virginia, Revenue Bonds, Refunding, Ser. B	2.58	11/1/2051	100,000	61,223
Total Municipal Securities (cost $7,145,777)				6,612,970
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K139, Cl. A2(e)	2.59	1/25/2032	100,000	91,703
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K169, Cl. A2(e)	4.66	12/25/2034	200,000	202,946
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Ser. K761, Cl. A2(e)	4.40	6/25/2032	850,000	857,254
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K064, Cl. A2(e)	3.22	3/25/2027	20,000	19,882
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K065, Cl. AM(e)	3.33	5/25/2027	120,000	119,253
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K069, Cl. A2(e)	3.19	9/25/2027	145,420	144,035
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K072, Cl. A2(e)	3.44	12/25/2027	160,000	158,979
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A1(e)	3.70	3/25/2028	11,764	11,737
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. A2(e)	3.85	5/25/2028	50,000	50,005
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K077, Cl. AM(e)	3.85	5/25/2028	250,000	249,578
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K079, Cl. A2(e)	3.93	6/25/2028	322,000	322,516
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K081, Cl. AM(e)	3.90	8/25/2028	50,000	49,949
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K082, Cl. A2(e)	3.92	9/25/2028	350,000	350,554

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K087, Cl. A2(e)	3.77	12/25/2028	126,175	125,859
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K089, Cl. AM(e)	3.63	1/25/2029	410,000	406,340
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K099, Cl. A2(e)	2.60	9/25/2029	40,000	38,256
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K101, Cl. A2(e)	2.52	10/25/2029	10,000	9,523
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K105, Cl. A2(e)	1.87	1/25/2030	90,000	83,246
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K106, Cl. A1(e)	1.78	10/25/2029	28,037	26,892
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K109, Cl. A2(e)	1.56	4/25/2030	450,000	408,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K110, Cl. A1(e)	1.02	9/25/2029	108,652	102,863
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K116, Cl. A2(e)	1.38	7/25/2030	320,000	286,213
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K117, Cl. A2(e)	1.41	8/25/2030	130,000	116,133
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K118, Cl. A2(e)	1.49	9/25/2030	280,000	250,609
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K121, Cl. A2(e)	1.55	10/25/2030	140,000	125,135
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K123, Cl. A2(e)	1.62	12/25/2030	200,000	178,992
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K124, Cl. A2(e)	1.66	12/25/2030	1,200,000	1,073,985
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K126, Cl. A2(e)	2.07	1/25/2031	50,000	45,625
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K134, Cl. A2(e)	2.24	10/25/2031	125,000	113,000
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K135, Cl. A2(e)	2.15	10/25/2031	200,000	180,005
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K136, Cl. A2(e)	2.13	11/25/2031	120,000	107,626
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K137, Cl. A2(e)	2.35	11/25/2031	400,000	362,733
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K142, Cl. A2(e)	2.40	3/25/2032	30,000	27,139
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1510, Cl. A2(e)	3.72	1/25/2031	145,000	142,658
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1513, Cl. A3(e)	2.80	8/25/2034	20,000	17,713
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K1515, Cl. A2(e)	1.94	2/25/2035	535,000	437,396
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K152, Cl. A1(e)	2.83	5/25/2030	29,386	28,622
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K153, Cl. A3(e)	3.12	10/25/2031	50,000	47,434
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K154, Cl. A3(e)	3.46	11/25/2032	555,000	528,939
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K155, Cl. AM(e)	4.25	4/25/2033	250,000	247,482

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Collateralized Municipal-Backed Securities — .7% (continued)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	3.99	5/25/2033	260,000	259,193
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K157, Cl. A2(e)	4.20	5/25/2033	100,000	99,161
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K158, Cl. A2(e)	4.05	7/25/2033	413,000	405,384
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K159, Cl. A2(e)	4.50	7/25/2033	250,000	252,338
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K161, Cl. A2(e)	4.90	10/25/2033	700,000	723,456
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K162, Cl. A2(e)	5.15	12/25/2033	390,000	409,371
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K163, Cl. A2(e)	5.00	3/25/2034	300,000	311,941
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K166, Cl. A2(e)	4.58	10/25/2034	200,000	201,885
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K508, Cl. A2(e)	4.74	8/25/2028	100,000	101,944
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K509, Cl. A2(e)	4.85	9/25/2028	210,000	214,770
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K518, Cl. A2(e)	5.40	1/25/2029	200,000	207,934
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K520, Cl. A2(e)	5.18	3/25/2029	100,000	103,487
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K743, Cl. A2(e)	1.77	5/25/2028	75,000	71,699
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K747, Cl. AM(e)	1.75	12/25/2028	1,000,000	941,902
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K749, Cl. A1(e)	2.29	9/25/2028	147,782	144,728
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. K754, Cl. A2(e)	4.94	11/25/2030	150,000	155,341
Federal National Mortgage Association, ACES, Ser. 2017-M13, Cl. A2(e)	2.93	9/25/2027	198,457	195,900
Federal National Mortgage Association, ACES, Ser. 2018-M1, Cl. A2(e)	2.98	12/25/2027	29,801	29,402
Federal National Mortgage Association, ACES, Ser. 2018-M12, Cl. A2(e)	3.62	8/25/2030	597,018	587,981
Federal National Mortgage Association, ACES, Ser. 2018-M13, Cl. A2(e)	3.75	9/25/2030	6,926	6,850
Federal National Mortgage Association, ACES, Ser. 2019-M1, Cl. A2(e)	3.56	9/25/2028	17,649	17,542
Federal National Mortgage Association, ACES, Ser. 2019-M12, Cl. A2(e)	2.89	6/25/2029	95,573	92,742
Federal National Mortgage Association, ACES, Ser. 2019-M22, Cl. A2(e)	2.52	8/25/2029	31,891	30,516
Federal National Mortgage Association, ACES, Ser. 2019-M25, Cl. A2(e)	2.33	11/25/2029	692,628	656,046
Federal National Mortgage Association, ACES, Ser. 2019-M5, Cl. A2(e)	3.27	2/25/2029	35,345	34,777
Federal National Mortgage Association, ACES, Ser. 2019-M7, Cl. A2(e)	3.14	4/25/2029	15,399	15,062
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A1(e)	2.15	10/25/2029	8,618	8,471
Federal National Mortgage Association, ACES, Ser. 2020-M1, Cl. A2(e)	2.44	10/25/2029	200,000	189,889
Federal National Mortgage Association, ACES, Ser. 2020-M42, Cl. A2(e)	1.27	7/25/2030	500,000	445,516
Federal National Mortgage Association, ACES, Ser. 2021-M13, Cl. 2A1(e)	1.49	11/25/2032	56,194	52,434
Federal National Mortgage Association, ACES, Ser. 2021-M1G, Cl. A2(e)	1.47	11/25/2030	60,000	53,291
Federal National Mortgage Association, ACES, Ser. 2022-M11, Cl. A2(e)	2.97	10/25/2027	137,518	135,763
Federal National Mortgage Association, ACES, Ser. 2022-M13, Cl. A2(e)	2.59	6/25/2032	240,000	218,682
Federal National Mortgage Association, ACES, Ser. 2022-M3, Cl. A2(e)	1.71	11/25/2031	100,000	87,375
Federal National Mortgage Association, ACES, Ser. 2023-M8, Cl. A2(e)	4.48	3/25/2033	500,000	503,796
Total U.S. Government Agencies Collateralized Municipal-Backed Securities (cost $15,810,639)				16,114,322

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 24.0%
Federal Home Loan Mortgage Corp.:
1.00%, 10/1/2036(e)	48,042	42,102
1.50%, 11/1/2035-11/1/2051(e)	8,435,023	7,038,429
2.00%, 8/1/2035-8/1/2052(e)	33,652,961	27,979,002
2.50%, 9/1/2027-10/1/2053(e)	26,884,873	23,248,911
3.00%, 2/1/2031-9/1/2053(e)	10,896,772	9,903,097
3.50%, 2/1/2033-8/1/2053(e)	9,541,803	8,926,466
4.00%, 7/1/2029-3/1/2055(e)	4,351,412	4,187,511
4.50%, 5/1/2038-2/1/2055(e)	5,512,381	5,429,785
5.00%, 10/1/2038-2/1/2055(e)	9,371,547	9,404,873
5.50%, 8/1/2038-6/1/2055(e)	15,353,820	15,632,553
6.00%, 11/1/2052-9/1/2055(e)	12,183,387	12,523,269
6.50%, 10/1/2053-7/1/2055(e)	3,548,464	3,680,044
7.00%, 12/1/2053(e)	457,804	478,641
Federal National Mortgage Association:
1.50%, 10/1/2035-4/1/2052(e)	14,079,989	11,784,610
1.50%, 2/1/2041-2/1/2056(e),(f)	1,325,000	1,122,924
2.00%, 8/1/2030-10/1/2052(e)	77,121,966	64,558,868
2.00%, 2/1/2041-2/1/2056(e),(f)	1,125,000	974,264
2.50%, 6/1/2028-9/1/2052(e)	47,067,833	40,774,648
2.50%, 2/1/2041(e),(f)	375,000	354,104
3.00%, 11/1/2026-3/1/2053(e)	29,706,962	26,877,706
3.00%, 2/1/2041-2/1/2056(e),(f)	1,450,000	1,286,479
3.50%, 8/1/2030-2/1/2055(e)	16,320,283	15,333,913
3.50%, 2/1/2041-2/1/2056(e),(f)	2,325,000	2,150,900
4.00%, 4/1/2034-5/1/2055(e)	15,756,222	15,227,750
4.00%, 3/15/2040-2/1/2055(e),(f)	3,225,000	3,093,886
4.50%, 11/1/2037-9/1/2053(e)	9,291,681	9,184,610
4.50%, 2/1/2041-3/1/2056(e),(f)	3,575,000	3,522,183
5.00%, 9/1/2039-1/1/2056(e)	12,862,137	12,941,043
5.00%, 3/15/2040-3/1/2056(e),(f)	6,325,000	6,333,813
5.50%, 10/1/2035-11/1/2055(e)	13,048,534	13,320,514
5.50%, 2/1/2041-3/1/2056(e),(f)	10,200,000	10,346,013
6.00%, 6/1/2038-7/1/2055(e)	11,344,887	11,691,601
6.00%, 2/1/2041-3/1/2056(e),(f)	10,425,000	10,677,292
6.50%, 7/1/2053-9/1/2055(e)	6,561,785	6,810,241
6.50%, 2/1/2056(e),(f)	3,375,000	3,495,116
7.00%, 1/1/2054-6/1/2055(e)	785,883	822,208
7.00%, 3/15/2055-2/1/2056(e),(f)	1,800,000	1,883,847
Government National Mortgage Association II:
1.50%, 2/20/2051	64,990	51,917
2.00%, 8/20/2050-4/20/2052	20,228,149	16,831,938
2.00%, 2/20/2056(f)	750,000	623,564
2.50%, 2/20/2043-6/20/2052	20,431,441	17,716,341
2.50%, 2/20/2056(f)	1,275,000	1,104,093
3.00%, 6/20/2042-11/20/2052	14,543,046	13,202,726
3.00%, 2/20/2056(f)	1,275,000	1,150,225
3.50%, 10/20/2026-12/20/2054	10,948,606	10,210,925
3.50%, 2/20/2056(f)	1,975,000	1,808,703
4.00%, 10/20/2040-5/20/2054	7,615,883	7,310,537
4.00%, 2/20/2056(f)	1,225,000	1,158,307

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — 24.0% (continued)
4.50%, 2/20/2040-6/20/2055	7,614,981	7,494,879
4.50%, 3/20/2055-2/20/2056(f)	3,100,000	3,025,697
5.00%, 9/20/2039-6/20/2055	9,429,639	9,461,414
5.00%, 2/20/2056-3/20/2056(f)	5,800,000	5,794,836
5.50%, 9/20/2052-10/20/2055	9,753,522	9,906,266
5.50%, 2/20/2056-3/20/2056(f)	6,675,000	6,746,655
6.00%, 11/20/2053-4/20/2055	4,659,332	4,781,112
6.00%, 3/20/2055-2/20/2056(f)	4,850,000	4,959,578
6.50%, 12/20/2052-7/20/2054	762,589	789,949
6.50%, 2/20/2056(f)	2,575,000	2,662,576
7.00%, 2/20/2056(f)	750,000	772,012
Total U.S. Government Agencies Mortgage-Backed (cost $530,323,136)		530,607,466

	Coupon Rate (%)	Maturity Date
U.S. Government Agencies Obligations — .5%
Federal Farm Credit Banks Funding Corp., Bonds	1.10	8/10/2029	136,000	123,599
Federal Farm Credit Banks Funding Corp., Bonds	1.12	9/1/2028	50,000	46,731
Federal Farm Credit Banks Funding Corp., Bonds	1.15	8/12/2030	150,000	132,589
Federal Farm Credit Banks Funding Corp., Bonds	1.23	7/29/2030	26,000	23,135
Federal Farm Credit Banks Funding Corp., Bonds	1.24	9/3/2030	550,000	487,437
Federal Farm Credit Banks Funding Corp., Bonds	1.38	1/14/2031	150,000	132,292
Federal Farm Credit Banks Funding Corp., Bonds	1.79	6/22/2035	200,000	156,971
Federal Farm Credit Banks Funding Corp., Bonds	2.02	4/1/2031	500,000	452,269
Federal Home Loan Banks, Bonds	0.92	2/26/2027	150,000	145,792
Federal Home Loan Banks, Bonds	3.00	3/12/2027	300,000	298,031
Federal Home Loan Banks, Bonds	3.25	6/9/2028	150,000	148,749
Federal Home Loan Banks, Bonds	3.25	11/16/2028	1,235,000	1,224,401
Federal Home Loan Banks, Bonds	4.25	12/10/2027	35,000	35,417
Federal Home Loan Banks, Bonds	4.75	4/9/2027	600,000	608,393
Federal Home Loan Banks, Bonds	5.50	7/15/2036	150,000	163,523
Federal Home Loan Mortgage Corp., Notes(b),(e)	0.00	12/14/2029	340,000	293,255
Federal Home Loan Mortgage Corp., Notes(b),(e)	0.00	11/15/2038	50,000	27,293
Federal Home Loan Mortgage Corp., Notes(e)	4.55	2/11/2028	400,000	400,036
Federal Home Loan Mortgage Corp., Notes(a),(e)	6.25	7/15/2032	458,000	515,294
Federal National Mortgage Association, Notes(e)	0.88	8/5/2030	195,000	171,760
Federal National Mortgage Association, Notes(e)	5.63	7/15/2037	490,000	537,912
Federal National Mortgage Association, Notes(e)	6.25	5/15/2029	150,000	162,024
Federal National Mortgage Association, Notes(e)	6.63	11/15/2030	150,000	168,181
Federal National Mortgage Association, Notes(e)	7.13	1/15/2030	100,000	112,433
Federal National Mortgage Association, Notes(e)	7.25	5/15/2030	50,000	56,822
Federal National Mortgage Association, Unscd. Notes(a),(e)	0.75	10/8/2027	2,200,000	2,099,911
Tennessee Valley Authority, Sr. Unscd. Bonds	4.65	6/15/2035	50,000	50,672
Tennessee Valley Authority, Sr. Unscd. Bonds	5.25	9/15/2039	210,000	220,517
Tennessee Valley Authority, Sr. Unscd. Bonds	5.38	4/1/2056	200,000	201,131
Tennessee Valley Authority, Sr. Unscd. Bonds	7.13	5/1/2030	350,000	394,707
Tennessee Valley Authority, Sr. Unscd. Bonds, Ser. B	4.70	7/15/2033	307,000	316,956
Tennessee Valley Authority, Sr. Unscd. Notes	3.88	3/15/2028	390,000	392,282
Tennessee Valley Authority, Sr. Unscd. Notes(a)	4.25	9/15/2065	170,000	138,541
Tennessee Valley Authority, Sr. Unscd. Notes	4.38	8/1/2034	100,000	100,525

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Government Agencies Obligations — .5% (continued)
Tennessee Valley Authority, Sr. Unscd. Notes	4.88	5/15/2035	800,000	824,394
Tennessee Valley Authority, Sr. Unscd. Notes	5.25	2/1/2055	500,000	494,856
Total U.S. Government Agencies Obligations (cost $11,889,471)				11,858,831
U.S. Treasury Securities — 45.7%
U.S. Treasury Bonds	1.13	5/15/2040	2,845,000	1,797,684
U.S. Treasury Bonds	1.13	8/15/2040	1,625,000	1,016,387
U.S. Treasury Bonds	1.25	5/15/2050	2,581,200	1,231,716
U.S. Treasury Bonds	1.38	11/15/2040	4,778,700	3,091,222
U.S. Treasury Bonds	1.38	8/15/2050	8,595,000	4,212,893
U.S. Treasury Bonds	1.63	11/15/2050	4,625,000	2,418,008
U.S. Treasury Bonds	1.75	8/15/2041	4,544,000	3,055,840
U.S. Treasury Bonds	1.88	2/15/2041	5,115,000	3,560,520
U.S. Treasury Bonds	1.88	2/15/2051	6,633,000	3,694,788
U.S. Treasury Bonds	1.88	11/15/2051	7,745,000	4,263,380
U.S. Treasury Bonds	2.00	11/15/2041	2,562,000	1,781,791
U.S. Treasury Bonds	2.00	2/15/2050	2,133,000	1,246,472
U.S. Treasury Bonds	2.00	8/15/2051	3,700,000	2,112,469
U.S. Treasury Bonds	2.25	5/15/2041	5,269,600	3,863,275
U.S. Treasury Bonds	2.25	8/15/2046	6,043,000	3,967,607
U.S. Treasury Bonds	2.25	8/15/2049	3,755,000	2,345,702
U.S. Treasury Bonds	2.25	2/15/2052	4,954,900	2,993,069
U.S. Treasury Bonds	2.38	2/15/2042	6,230,000	4,569,316
U.S. Treasury Bonds	2.38	11/15/2049	7,415,000	4,744,441
U.S. Treasury Bonds	2.38	5/15/2051	2,765,000	1,735,902
U.S. Treasury Bonds	2.50	2/15/2045	325,000	229,430
U.S. Treasury Bonds	2.50	2/15/2046	1,750,000	1,215,430
U.S. Treasury Bonds	2.50	5/15/2046	4,055,000	2,805,553
U.S. Treasury Bonds	2.75	8/15/2042	467,000	359,444
U.S. Treasury Bonds	2.75	11/15/2042	508,000	388,937
U.S. Treasury Bonds	2.75	8/15/2047	665,000	473,709
U.S. Treasury Bonds	2.75	11/15/2047	1,500,000	1,064,766
U.S. Treasury Bonds	2.88	5/15/2043	2,611,800	2,021,288
U.S. Treasury Bonds	2.88	8/15/2045	1,250,000	934,961
U.S. Treasury Bonds	2.88	5/15/2049	2,980,000	2,129,769
U.S. Treasury Bonds	2.88	5/15/2052	1,980,300	1,377,546
U.S. Treasury Bonds	3.00	5/15/2042	1,845,000	1,480,612
U.S. Treasury Bonds	3.00	11/15/2044	1,590,000	1,226,536
U.S. Treasury Bonds	3.00	5/15/2045	2,938,000	2,253,538
U.S. Treasury Bonds	3.00	11/15/2045	2,000,000	1,523,437
U.S. Treasury Bonds	3.00	2/15/2047	1,255,000	942,427
U.S. Treasury Bonds	3.00	5/15/2047	2,522,000	1,887,559
U.S. Treasury Bonds	3.00	2/15/2048	2,596,000	1,925,502
U.S. Treasury Bonds	3.00	8/15/2048	3,625,000	2,674,570
U.S. Treasury Bonds	3.00	2/15/2049	1,645,000	1,207,276
U.S. Treasury Bonds	3.00	8/15/2052	833,700	594,402
U.S. Treasury Bonds	3.13	2/15/2042	1,780,000	1,459,322
U.S. Treasury Bonds	3.13	2/15/2043	135,000	108,907
U.S. Treasury Bonds	3.13	8/15/2044	700,000	552,891
U.S. Treasury Bonds	3.13	5/15/2048	1,450,000	1,097,242
U.S. Treasury Bonds	3.25	5/15/2042	5,705,000	4,739,607

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Bonds	3.38	8/15/2042	5,330,000	4,491,358
U.S. Treasury Bonds	3.38	5/15/2044	1,845,000	1,519,530
U.S. Treasury Bonds	3.38	11/15/2048	752,000	592,552
U.S. Treasury Bonds	3.63	8/15/2043	1,559,000	1,341,958
U.S. Treasury Bonds	3.63	2/15/2044	1,150,000	984,687
U.S. Treasury Bonds	3.63	2/15/2053	5,600,000	4,510,625
U.S. Treasury Bonds	3.63	5/15/2053	5,115,000	4,116,776
U.S. Treasury Bonds	3.75	11/15/2043	614,600	536,911
U.S. Treasury Bonds	3.88	8/15/2040	89,600	82,628
U.S. Treasury Bonds	3.88	2/15/2043	4,680,000	4,195,181
U.S. Treasury Bonds	3.88	5/15/2043	4,108,000	3,672,167
U.S. Treasury Bonds	4.00	11/15/2042	6,040,000	5,511,500
U.S. Treasury Bonds	4.00	11/15/2052	4,150,000	3,581,969
U.S. Treasury Bonds	4.13	8/15/2044	1,509,000	1,380,263
U.S. Treasury Bonds	4.13	8/15/2053	4,940,000	4,351,831
U.S. Treasury Bonds	4.25	11/15/2040	250,000	240,078
U.S. Treasury Bonds	4.25	2/15/2054	3,640,000	3,274,862
U.S. Treasury Bonds	4.25	8/15/2054	4,705,000	4,231,559
U.S. Treasury Bonds	4.38	11/15/2039	55,000	54,012
U.S. Treasury Bonds	4.38	5/15/2040	70,000	68,502
U.S. Treasury Bonds	4.38	5/15/2041	490,000	475,530
U.S. Treasury Bonds	4.38	8/15/2043	2,648,000	2,520,565
U.S. Treasury Bonds(a)	4.50	2/15/2036	2,200,000	2,251,562
U.S. Treasury Bonds	4.50	5/15/2038	190,000	192,256
U.S. Treasury Bonds	4.50	8/15/2039	195,000	194,452
U.S. Treasury Bonds	4.50	2/15/2044	2,630,000	2,535,484
U.S. Treasury Bonds	4.50	11/15/2054	4,865,000	4,563,218
U.S. Treasury Bonds	4.63	5/15/2044	500,000	488,984
U.S. Treasury Bonds	4.63	11/15/2044	2,605,000	2,541,910
U.S. Treasury Bonds	4.63	11/15/2045	2,970,000	2,888,789
U.S. Treasury Bonds	4.63	5/15/2054	4,853,900	4,648,368
U.S. Treasury Bonds	4.63	2/15/2055	7,260,000	6,952,584
U.S. Treasury Bonds	4.63	11/15/2055	7,050,000	6,753,680
U.S. Treasury Bonds(a)	4.75	2/15/2037	2,665,000	2,773,266
U.S. Treasury Bonds	4.75	11/15/2043	1,750,000	1,742,891
U.S. Treasury Bonds	4.75	2/15/2045	1,845,000	1,827,991
U.S. Treasury Bonds	4.75	11/15/2053	3,600,000	3,515,625
U.S. Treasury Bonds	4.75	5/15/2055	4,660,000	4,554,422
U.S. Treasury Bonds	4.75	8/15/2055	4,785,000	4,678,833
U.S. Treasury Bonds	4.88	8/15/2045	1,065,000	1,070,991
U.S. Treasury Bonds	5.00	5/15/2045	1,760,000	1,798,500
U.S. Treasury Bonds(a)	5.25	2/15/2029	135,000	141,318
U.S. Treasury Bonds	6.25	5/15/2030	2,500,000	2,740,820
U.S. Treasury Bonds(a)	6.63	2/15/2027	5,430,000	5,599,687
U.S. Treasury Notes	0.38	7/31/2027	3,929,700	3,750,868
U.S. Treasury Notes	0.38	9/30/2027	1,170,000	1,111,134
U.S. Treasury Notes	0.50	5/31/2027	2,300,000	2,210,516
U.S. Treasury Notes	0.50	6/30/2027	2,121,700	2,034,014
U.S. Treasury Notes	0.50	8/31/2027	1,555,000	1,483,324
U.S. Treasury Notes	0.50	10/31/2027	4,655,000	4,419,159
U.S. Treasury Notes	0.63	11/30/2027	5,630,000	5,343,222

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	0.63	12/31/2027	9,045,800	8,563,475
U.S. Treasury Notes	0.63	5/15/2030	7,385,000	6,479,760
U.S. Treasury Notes	0.63	8/15/2030	6,595,000	5,738,165
U.S. Treasury Notes	0.75	1/31/2028	5,381,800	5,095,261
U.S. Treasury Notes	0.88	11/15/2030	7,730,000	6,751,672
U.S. Treasury Notes	1.00	7/31/2028	6,809,300	6,394,890
U.S. Treasury Notes	1.13	2/28/2027	5,775,000	5,629,046
U.S. Treasury Notes	1.13	2/29/2028	4,460,600	4,246,282
U.S. Treasury Notes	1.13	8/31/2028	2,854,600	2,683,324
U.S. Treasury Notes	1.13	2/15/2031	7,120,000	6,257,256
U.S. Treasury Notes	1.25	3/31/2028	465,000	442,949
U.S. Treasury Notes	1.25	4/30/2028	3,312,700	3,149,394
U.S. Treasury Notes	1.25	5/31/2028	2,405,000	2,281,744
U.S. Treasury Notes	1.25	6/30/2028	2,810,800	2,661,696
U.S. Treasury Notes	1.25	9/30/2028	4,741,400	4,462,472
U.S. Treasury Notes	1.25	8/15/2031	3,905,900	3,397,523
U.S. Treasury Notes	1.38	10/31/2028	3,746,200	3,530,793
U.S. Treasury Notes(a)	1.38	12/31/2028	10,280,200	9,652,947
U.S. Treasury Notes	1.38	11/15/2031	7,050,000	6,128,543
U.S. Treasury Notes	1.50	11/30/2028	6,565,000	6,197,770
U.S. Treasury Notes	1.50	2/15/2030	6,112,700	5,611,745
U.S. Treasury Notes	1.63	8/15/2029	500,000	466,641
U.S. Treasury Notes	1.63	5/15/2031	4,015,000	3,590,916
U.S. Treasury Notes	1.75	1/31/2029	8,005,500	7,585,211
U.S. Treasury Notes(a)	1.75	11/15/2029	3,250,000	3,031,133
U.S. Treasury Notes	1.88	2/28/2027	1,220,100	1,198,844
U.S. Treasury Notes	1.88	2/28/2029	4,299,800	4,083,130
U.S. Treasury Notes	1.88	2/15/2032	4,515,000	4,016,234
U.S. Treasury Notes	2.25	2/15/2027	4,103,000	4,048,667
U.S. Treasury Notes	2.25	8/15/2027	5,255,000	5,155,648
U.S. Treasury Notes	2.25	11/15/2027	1,125,000	1,100,127
U.S. Treasury Notes	2.38	5/15/2027	3,746,100	3,691,664
U.S. Treasury Notes	2.38	3/31/2029	4,020,000	3,869,878
U.S. Treasury Notes	2.38	5/15/2029	140,000	134,542
U.S. Treasury Notes	2.50	3/31/2027	836,800	826,830
U.S. Treasury Notes	2.63	5/31/2027	4,700,000	4,644,371
U.S. Treasury Notes	2.63	2/15/2029	4,610,700	4,479,943
U.S. Treasury Notes	2.63	7/31/2029	1,335,000	1,289,944
U.S. Treasury Notes	2.75	4/30/2027	2,145,000	2,124,639
U.S. Treasury Notes	2.75	7/31/2027	2,560,000	2,531,200
U.S. Treasury Notes	2.75	2/15/2028	11,675,000	11,493,490
U.S. Treasury Notes	2.75	8/15/2032	5,190,000	4,821,023
U.S. Treasury Notes	2.88	5/15/2028	1,768,100	1,741,717
U.S. Treasury Notes	2.88	8/15/2028	4,234,000	4,162,551
U.S. Treasury Notes	2.88	4/30/2029	5,302,700	5,179,661
U.S. Treasury Notes	2.88	5/15/2032	5,955,000	5,594,909
U.S. Treasury Notes	3.13	8/31/2027	2,995,000	2,976,398
U.S. Treasury Notes	3.13	11/15/2028	4,020,000	3,970,378
U.S. Treasury Notes	3.13	8/31/2029	2,750,000	2,699,297
U.S. Treasury Notes	3.25	6/30/2027	2,540,000	2,530,376
U.S. Treasury Notes	3.25	6/30/2029	3,585,400	3,539,182

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	3.38	9/15/2027	3,290,000	3,281,775
U.S. Treasury Notes	3.38	11/30/2027	5,000,000	4,985,937
U.S. Treasury Notes	3.38	12/31/2027	7,860,000	7,837,280
U.S. Treasury Notes	3.38	9/15/2028	5,800,000	5,770,094
U.S. Treasury Notes	3.38	5/15/2033	8,030,000	7,684,961
U.S. Treasury Notes	3.50	9/30/2027	4,520,000	4,517,528
U.S. Treasury Notes	3.50	10/31/2027	4,560,000	4,556,972
U.S. Treasury Notes(a)	3.50	1/31/2028	5,307,900	5,304,375
U.S. Treasury Notes	3.50	4/30/2028	1,487,800	1,485,824
U.S. Treasury Notes	3.50	10/15/2028	3,840,000	3,831,000
U.S. Treasury Notes	3.50	11/15/2028	6,880,000	6,862,262
U.S. Treasury Notes	3.50	12/15/2028	3,880,000	3,869,694
U.S. Treasury Notes	3.50	1/15/2029	5,500,000	5,484,102
U.S. Treasury Notes(a)	3.50	9/30/2029	2,775,000	2,757,439
U.S. Treasury Notes	3.50	1/31/2030	4,310,000	4,275,655
U.S. Treasury Notes	3.50	4/30/2030	4,615,000	4,571,734
U.S. Treasury Notes	3.50	11/30/2030	4,245,000	4,190,611
U.S. Treasury Notes	3.50	2/15/2033	10,718,400	10,366,702
U.S. Treasury Notes	3.63	8/31/2027	5,185,000	5,191,886
U.S. Treasury Notes	3.63	3/31/2028	5,850,000	5,859,141
U.S. Treasury Notes	3.63	5/31/2028	3,754,800	3,759,787
U.S. Treasury Notes	3.63	8/15/2028	3,855,000	3,860,120
U.S. Treasury Notes(a)	3.63	8/31/2029	5,210,000	5,200,231
U.S. Treasury Notes	3.63	3/31/2030	3,740,000	3,723,930
U.S. Treasury Notes(a)	3.63	8/31/2030	4,555,000	4,525,820
U.S. Treasury Notes	3.63	9/30/2030	2,850,000	2,831,074
U.S. Treasury Notes	3.63	10/31/2030	6,000,000	5,957,812
U.S. Treasury Notes	3.63	12/31/2030	7,925,000	7,862,467
U.S. Treasury Notes	3.63	9/30/2031	3,500,000	3,452,695
U.S. Treasury Notes	3.75	4/30/2027	3,990,000	4,000,443
U.S. Treasury Notes	3.75	6/30/2027	5,420,000	5,436,302
U.S. Treasury Notes	3.75	8/15/2027	4,096,600	4,109,882
U.S. Treasury Notes	3.75	4/15/2028	3,425,000	3,438,914
U.S. Treasury Notes	3.75	5/15/2028	3,820,000	3,835,817
U.S. Treasury Notes	3.75	12/31/2028	6,695,000	6,721,675
U.S. Treasury Notes	3.75	5/31/2030	2,280,000	2,280,000
U.S. Treasury Notes	3.75	6/30/2030	5,330,000	5,328,751
U.S. Treasury Notes	3.75	12/31/2030	3,426,000	3,417,435
U.S. Treasury Notes	3.75	1/31/2031	8,500,000	8,479,082
U.S. Treasury Notes	3.75	8/31/2031	3,482,000	3,458,333
U.S. Treasury Notes	3.75	10/31/2032	2,920,000	2,874,831
U.S. Treasury Notes	3.75	11/30/2032	4,140,000	4,074,019
U.S. Treasury Notes	3.88	3/31/2027	8,680,000	8,711,872
U.S. Treasury Notes	3.88	5/31/2027	4,540,000	4,559,508
U.S. Treasury Notes	3.88	7/31/2027	4,580,000	4,602,721
U.S. Treasury Notes	3.88	10/15/2027	4,085,000	4,107,659
U.S. Treasury Notes	3.88	11/30/2027	2,355,700	2,369,595
U.S. Treasury Notes	3.88	12/31/2027	2,881,700	2,899,598
U.S. Treasury Notes	3.88	3/15/2028	3,940,000	3,966,472
U.S. Treasury Notes	3.88	6/15/2028	3,720,000	3,746,447
U.S. Treasury Notes	3.88	7/15/2028	3,850,000	3,877,371

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	3.88	9/30/2029	325,900	327,988
U.S. Treasury Notes	3.88	11/30/2029	1,548,600	1,557,916
U.S. Treasury Notes	3.88	12/31/2029	2,980,000	2,997,694
U.S. Treasury Notes(a)	3.88	4/30/2030	4,630,000	4,654,235
U.S. Treasury Notes	3.88	6/30/2030	6,060,000	6,088,880
U.S. Treasury Notes	3.88	7/31/2030	4,945,000	4,967,793
U.S. Treasury Notes	3.88	8/31/2032	2,025,000	2,011,078
U.S. Treasury Notes	3.88	9/30/2032	2,680,000	2,659,900
U.S. Treasury Notes(a)	3.88	12/31/2032	2,945,000	2,918,771
U.S. Treasury Notes	3.88	8/15/2033	6,695,000	6,607,128
U.S. Treasury Notes	3.88	8/15/2034	8,501,000	8,324,339
U.S. Treasury Notes(a)	4.00	12/15/2027	3,950,000	3,982,865
U.S. Treasury Notes	4.00	2/29/2028	1,644,600	1,659,247
U.S. Treasury Notes	4.00	6/30/2028	1,409,800	1,424,118
U.S. Treasury Notes	4.00	1/31/2029	4,395,000	4,443,070
U.S. Treasury Notes	4.00	7/31/2029	3,345,000	3,381,586
U.S. Treasury Notes	4.00	2/28/2030	7,816,000	7,895,992
U.S. Treasury Notes	4.00	3/31/2030	5,715,000	5,772,150
U.S. Treasury Notes	4.00	5/31/2030	6,100,000	6,160,523
U.S. Treasury Notes	4.00	7/31/2030	1,400,000	1,413,672
U.S. Treasury Notes	4.00	1/31/2031	4,795,000	4,835,458
U.S. Treasury Notes	4.00	4/30/2032	3,825,000	3,833,965
U.S. Treasury Notes	4.00	6/30/2032	2,820,000	2,824,406
U.S. Treasury Notes	4.00	7/31/2032	2,920,000	2,923,422
U.S. Treasury Notes	4.00	1/31/2033	3,000,000	2,994,961
U.S. Treasury Notes	4.00	2/15/2034	6,250,000	6,198,242
U.S. Treasury Notes(a)	4.00	11/15/2035	14,205,000	13,914,241
U.S. Treasury Notes	4.13	2/15/2027	4,065,000	4,088,342
U.S. Treasury Notes	4.13	2/28/2027	4,715,000	4,743,179
U.S. Treasury Notes	4.13	9/30/2027	4,072,000	4,110,334
U.S. Treasury Notes	4.13	11/15/2027	3,805,000	3,842,901
U.S. Treasury Notes	4.13	7/31/2028	5,611,800	5,686,332
U.S. Treasury Notes	4.13	3/31/2029	3,040,000	3,084,650
U.S. Treasury Notes	4.13	10/31/2029	3,930,000	3,988,029
U.S. Treasury Notes	4.13	11/30/2029	4,625,000	4,693,291
U.S. Treasury Notes	4.13	8/31/2030	930,300	943,673
U.S. Treasury Notes	4.13	3/31/2031	3,450,000	3,497,168
U.S. Treasury Notes	4.13	7/31/2031	4,180,000	4,232,577
U.S. Treasury Notes	4.13	10/31/2031	3,100,000	3,135,117
U.S. Treasury Notes	4.13	11/30/2031	2,935,000	2,967,560
U.S. Treasury Notes	4.13	2/29/2032	1,805,000	1,823,332
U.S. Treasury Notes	4.13	3/31/2032	2,790,000	2,816,592
U.S. Treasury Notes	4.13	5/31/2032	2,800,000	2,824,500
U.S. Treasury Notes	4.13	11/15/2032	7,345,000	7,393,202
U.S. Treasury Notes	4.25	3/15/2027	1,505,000	1,516,346
U.S. Treasury Notes	4.25	1/15/2028	4,895,000	4,959,629
U.S. Treasury Notes	4.25	2/15/2028	3,765,000	3,816,475
U.S. Treasury Notes	4.25	2/28/2029	4,000,000	4,072,500
U.S. Treasury Notes	4.25	6/30/2029	3,459,700	3,524,840
U.S. Treasury Notes	4.25	1/31/2030	7,330,000	7,473,737
U.S. Treasury Notes	4.25	2/28/2031	1,915,100	1,952,654

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
U.S. Treasury Securities — 45.7% (continued)
U.S. Treasury Notes	4.25	6/30/2031	2,315,000	2,358,406
U.S. Treasury Notes(a)	4.25	11/15/2034	11,840,000	11,893,650
U.S. Treasury Notes	4.25	5/15/2035	3,840,000	3,848,400
U.S. Treasury Notes(a)	4.25	8/15/2035	8,225,000	8,232,711
U.S. Treasury Notes	4.38	7/15/2027	2,470,000	2,499,235
U.S. Treasury Notes	4.38	8/31/2028	3,350,000	3,414,383
U.S. Treasury Notes	4.38	11/30/2028	5,935,000	6,056,946
U.S. Treasury Notes	4.38	12/31/2029	5,270,000	5,396,398
U.S. Treasury Notes	4.38	1/31/2032	6,495,000	6,649,256
U.S. Treasury Notes	4.38	5/15/2034	9,160,000	9,307,419
U.S. Treasury Notes	4.50	4/15/2027	3,005,000	3,038,454
U.S. Treasury Notes	4.50	5/31/2029	4,887,500	5,016,561
U.S. Treasury Notes	4.50	12/31/2031	3,245,000	3,343,618
U.S. Treasury Notes	4.50	11/15/2033	8,785,000	9,018,352
U.S. Treasury Notes	4.63	6/15/2027	3,590,000	3,641,606
U.S. Treasury Notes	4.63	9/30/2028	2,850,000	2,924,590
U.S. Treasury Notes	4.63	4/30/2029	5,100,000	5,252,602
U.S. Treasury Notes	4.63	9/30/2030	2,253,500	2,333,957
U.S. Treasury Notes	4.63	4/30/2031	7,215,000	7,482,180
U.S. Treasury Notes	4.63	5/31/2031	2,910,000	3,017,534
U.S. Treasury Notes(a)	4.63	2/15/2035	9,280,000	9,572,900
U.S. Treasury Notes	4.88	10/31/2028	2,578,900	2,664,125
U.S. Treasury Notes	4.88	10/31/2030	1,217,800	1,274,980
Total U.S. Treasury Securities (cost $1,019,711,236)				1,009,209,804

	1-Day Yield (%)	Shares
Investment Companies — 3.7%
Registered Investment Companies — 3.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $82,164,948)	3.65	82,164,948	82,164,948
Investment of Cash Collateral for Securities Loaned — .6%
Registered Investment Companies — .6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares(g) (cost $12,610,047)	3.65	12,610,047	12,610,047
Total Investments (cost $2,298,481,223)		103.4%	2,284,815,116
Liabilities, Less Cash and Receivables		(3.4%)	(74,139,331)
Net Assets		100.0%	2,210,675,785

ACES—Alterntaive Credit Enhancement Securities
GO—Government Obligation
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $74,420,001 and the value of the collateral was
$95,330,039, consisting of cash collateral of $12,610,047 and U.S. Government & Agency securities valued at $82,719,992.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $2,538,251 or .1% of net assets.

(d)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(e)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(f)	Purchased on a forward commitment basis.
(g)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (.0%)
Federal National Mortgage Association:
2.50%, 3/1/2056(a),(b)	(25,000)	(21,207)
Total Sale Commitments (Proceeds $21,209)		(21,207)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Core Bond ETF
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total

Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	8,450,583	—	8,450,583
Commercial Mortgage-Backed	—	15,247,172	—	15,247,172
Corporate Bonds and Notes	—	555,222,988	—	555,222,988
Foreign Governmental	—	36,715,985	—	36,715,985
Municipal Securities	—	6,612,970	—	6,612,970
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	16,114,322	—	16,114,322
U.S. Government Agencies Mortgage-Backed	—	530,607,466	—	530,607,466
U.S. Government Agencies Obligations	—	11,858,831	—	11,858,831
U.S. Treasury Securities	—	1,009,209,804	—	1,009,209,804
Investment Companies	94,774,995	—	—	94,774,995
	94,774,995	2,190,040,121	—	2,284,815,116
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(21,207)	—	(21,207)
	—	(21,207)	—	(21,207)

†	See Schedule of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in debt securities, excluding short-term investments (other than Treasury Bills) will be valued, to the extent possible, by one or more independent pricing services (each, a “Service”). When, in the judgment of the Service, quoted bid prices for debt securities and instruments are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of:  yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the board. Overnight and certain other short-term debt securities and instruments (excluding Treasury Bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the valuation designee, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
At January 31, 2026, accumulated net unrealized depreciation on investments was $13,666,105, consisting of $20,631,621 gross unrealized appreciation and $34,297,726 gross unrealized depreciation.
At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.